UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Elaine E. Richards, Secretary

Bridge Builder Trust

c/o 2020 East Financial Way

Glendora, CA 91741

(Name and address of agent for service)

414-287-3700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

BridgeBuilder®

MUTUAL FUNDS

The Bridge Builder Bond Fund

Annual Report
June 30, 2014

Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Letter to Shareholders

Dear Shareholder,

It is our pleasure to provide you with the annual report for the Bridge Builder Bond Fund.

Available exclusively through Edward Jones Advisory Solutions®, the Bridge Builder Bond Fund was launched October 2013. The Fund employs a sub-advised, multi-manager structure in which third-party money managers, or sub-advisers, are selected by the Fund’s investment adviser, Olive Street Investment Advisers, LLC – an affiliate of Edward Jones. While Olive Street sets the overall investment strategies for the Fund, the sub-advisers are responsible for the day-to-day individual security selection and trading.

One intended benefit of this approach is increased access to multiple money managers through a single mutual fund. To execute the Fund’s strategies, the Olive Street research team will continue to seek out managers who share our long-term approach to investing. Additionally, as disclosed in the Fund’s prospectus, Olive Street has contractually agreed to waive its management fees over and above those paid to the sub-advisers, potentially reducing the Fund’s internal fees and expenses.

Market Recap

After a harsh winter that dampened early growth, both the equity and bond markets have rebounded nicely through the first half of 2014. Despite data released in late June indicating the U.S. economy shrank at an annualized rate of 2.9% in the first quarter, investors have chosen to focus on more positive news. Unemployment has edged down to 6.1%, inflation has remained in check, and corporate earnings have continued to push higher. These positive indicators, along with improving consumer confidence and growing household wealth, have worked to drive equity market indexes to all-time highs.

Even as the Fed began tapering its monthly bond purchasing program, market volatility remained historically low and fixed income markets

Annual Report • June 30, 2014	1

Bridge Builder Mutual Funds

Letter to Shareholders (Continued)

showed surprising vigor. From a global perspective, lingering fears from the European debt crisis, China’s slowdown, political and military tension between Russia and Ukraine, and unrest in the Middle East have all threatened the stability of key regions. Yet despite all of this and more, the market experienced only minor flare-ups.

Fixed-income markets continued to exhibit strength within the incremental, yet steady improvement in the economic backdrop. Treasury yields have drifted lower since reaching recent highs in late 2013. This led to gains for Treasury investors, although the effect varied across different maturities.

The corporate sector continued to lead bond markets, as improvements in the labor market and companies’ generally strong financial position led to an increased risk tolerance by investors. Particularly, the below investment-grade market benefited from investors’ willingness to take on credit risk and seek higher yields given the low interest rate environment. Despite the incremental tapering, Fed policy still provided support for the mortgage market. With improved fundamentals and a relatively smaller supply of mortgage bonds, this sector performed in line with the broader market.

In the fiscal year ended June 30, 2014, the Bridge Builder Bond Fund generated a total return of 2.91%, slightly ahead of the Barclays U.S. Aggregate Bond Index return of 2.87%. Additional information and commentary specific to the Bridge Builder Bond Fund is available in the Management’s Discussion of Fund Performance in this report.

While our outlook remains positive for the remainder of 2014, a return to normal market conditions would suggest the potential for increased market volatility. Historically, we would expect to see three or four “dips” of 5% or more per year and a correction of 10% or more once a year. Investors should be prepared for these sorts of market oscillations. It is important to remember that volatility is a normal

2	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Letter to Shareholders (Continued)

part of the investing process, and while declines can derail even the most seasoned investors, having the historical perspective to remain calm, focused and disciplined during the inevitable market pullbacks can mean the difference between investment success and disappointment.

Thank you for your continued support. We look forward to playing an important role in helping you pursue your financial goals. Please contact your Edward Jones financial advisor for more information about your account and to further discuss your financial goals.

Sincerely,

William H. Broderick, III	Chairman, Bridge Builder Trust

Stephen R. Seifert	Vice President, Olive Street Investment Advisers Principal, Edward Jones Investment Advisory

Annual Report • June 30, 2014	3

Bridge Builder Mutual Funds

Letter to Shareholders (Continued)

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a prospectus which contains more complete information including investment objectives, risks, charges, and expenses. Your financial adviser can provide you with a current prospectus, which contains this and other important information that should be read carefully prior to investing.

Mutual fund investing involves risk. The value of your investment in the Fund could go down as well as up. You may lose money investing in the Fund, including the loss of principal. Investing in the bond market is subject to certain risks including market, credit, interest rate, liquidity, redemption and reinvestment risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities, which may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. The Fund may invest in derivatives, which may be more sensitive to market, counterparty, liquidity and correlation risk. The Fund may invest in U.S dollar-denominated foreign securities (including emerging markets), which may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

The Barclays U.S. Aggregate Bond Index is a total return index that reflects the price changes and interest of each fixed-income security in the index. The Barclays U.S. Aggregate Bond Index is an unmanaged, capitalization-weighted index generally representative of the market for investment grade U.S. government and U.S. corporate debt securities.

You cannot invest directly in an index.

The Bridge Builder Bond Fund is distributed by Quasar Distributors, LLC.

4	Annual Report • June 30, 2014

Bridge Builder Bond Fund

Management’s Discussion of Fund Performance

Since the Fund commenced operations on October 28, 2013, bond market returns have shown different results depending on the time period considered. Rising interest rates and falling bond prices led to negative returns for many bonds during the last few months of 2013. However, the market turned course in January as interest rates fell and bond prices generally increased. Corporate bonds tended to perform better than government bonds as investors had a strong appetite for credit risk. An improving economy likely added to investors’ risk appetite as U.S. home prices and employment strengthened during the period. Although the Federal Reserve is winding down its asset purchase program, low interest rate policies have continued to be supportive of financial markets. The combination of an improving economy and easy money policies has helped investments with higher levels of credit risk to outperform.

For the period starting October 28, 2013 and ending June 30, 2014, the Fund returned 2.91%. This return outperformed the 2.87% gain for the Barclays U.S. Aggregate Bond Index over the same period. The Fund has made fewer investments in U.S. Treasuries compared to the index. This was helpful for relative performance, as these bonds generally lagged the broad market. The Fund also benefited from its corporate bond holdings, which performed better than the corporate portion of the index. This was particularly true for the financial company sector, which contributed positively to the Fund’s performance. Additionally, the Fund’s commercial mortgage-backed securities (CMBS) holdings contributed to performance. A performance detractor to Fund returns relative to the index was the Fund’s maturity positioning. In other words, the maturity dates (the date the bond is fully repaid) that were emphasized by the Fund tended to underperform. Additionally, the Fund tends to focus on the core, investment-grade portion of the U.S. bond market. This may limit performance potential when riskier, below-investment-grade and emerging market bonds are performing strongly.

Annual Report • June 30, 2014	5

Bridge Builder Bond Fund

Management’s Discussion of Fund Performance (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Bond Fund from its inception (October 28, 2013) to June 30, 2014 as compared with the Barclays U.S. Aggregate Bond Index.

Bridge Builder Bond Fund

Growth of a Hypothetical $10,000 Investment as of June 30, 2014

vs.

Barclays U.S. Aggregate Bond Index

	Cumulative total returns for the period ending June 30, 2014
	3-Month	6-Month	Since Inception
Bridge Builder Bond Fund	1.99%	3.90%	2.91%
Barclays U.S. Aggregate Bond Index	2.04%	3.93%	2.87%

6	Annual Report • June 30, 2014

Bridge Builder Bond Fund

Management’s Discussion of Fund Performance (Continued)

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. The value of your investment in the Fund could go down as well as up. You may lose money investing in the Fund, including the loss of principal. Investing in the bond market is subject to certain risks including market, credit, interest-rate, liquidity, redemption and reinvestment risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities, which may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. The Fund may invest in derivatives, which may be more sensitive to market, counterparty, liquidity and correlation risk. The Fund may invest in U.S dollar-denominated foreign securities (including emerging markets), which may be more sensitive to currency fluctuations, political and economic instability differing government regulations and liquidity risk. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

The Barclays U.S. Aggregate Bond Index is a total return index that reflects the price changes and interest of each fixed-income security in the index. The Barclays U.S. Aggregate Bond Index is an unmanaged, capitalization-weighted index generally representative of the market for investment grade U.S. government and U.S. corporate debt securities.

The Fund's portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

The Bridge Builder Bond Fund is distributed by Quasar Distributors, LLC.

Annual Report • June 30, 2014	7

Bridge Builder Mutual Funds

Expenses

Expense Example

For the Period Ended June 30, 2014

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management and sub-adviser fees, and other Fund expenses; and (2) annual Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Fund. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014, to June 30, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period ended” to estimate the expenses you paid on your account during the period.

	Beginning account value	Ending account value	Expenses paid during the period ended*
Bridge Builder Bond Fund	$1,000.00	$1,039.00	$1.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Fund.

8	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Expenses (Continued)

Expense Example

For the Period Ended June 30, 2014

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any annual Edward Jones Advisory Solutions® program and administrative fees. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs could have been higher.

	Beginning account value	Ending account value	Expenses paid during the period ended*
Bridge Builder Bond Fund	$1,000.00	$1,023.80	$1.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charges outside of the Fund.

Annual Report • June 30, 2014	9

Bridge Builder Bond Fund

Portfolio Composition

Bridge Builder Bond Fund

Investments by Security Type as of June 30, 2014

(as a Percentage of Total Investments)

10	Annual Report • June 30, 2014

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2014

	Principal Amount	Value	Percentage of Net Assets
BONDS & NOTES – 96.50%
Asset-Backed Obligations
Chase Issuance Trust, 0.61%, Apr. 2019	$16,700,000	$16,572,312	0.24%
Other Securities (1)(2)	479,412,715	458,765,064	6.55%
Total Asset-Backed Obligations		$475,337,376	6.79%
Corporate Bonds
Basic Materials
Various Securities (2)	$86,695,000	$93,581,100	1.34%
Total Basic Materials		93,581,100	1.34%
Communications
Verizon Communications, Inc., 6.40%, Sep. 2033	16,483,000	20,190,653	0.29%
Other Securities (2)	132,781,000	151,022,933	2.15%
Total Communications		171,213,586	2.44%
Consumer Cyclical
Various Securities (2)	70,289,095	75,733,772	1.08%
Total Consumer Cyclical		75,733,772	1.08%
Consumer Non-cyclical
Various Securities (2)	171,760,967	183,346,996	2.62%
Total Consumer Non-cyclical		183,346,996	2.62%
Diversified
Various Securities (2)	7,237,000	8,284,676	0.12%
Total Diversified		8,284,676	0.12%
Energy
Various Securities (2)	218,518,000	238,076,352	3.40%
Total Energy		238,076,352	3.40%
Financials
American International Group, Inc., 6.40%, Dec. 2020	15,100,000	18,229,415	0.26%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2014	11

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2014 (Continued)

	Principal Amount	Value	Percentage of Net Assets
Corporate Bonds – (continued)
Financials – (continued)
Bank of America Corp., 5.88%, Jan. 2021	$15,340,000	$17,947,156	0.26%
Goldman Sachs Group, Inc., 5.75%, Jan. 2022	17,547,000	20,305,108	0.29%
Other Securities (2)	749,332,209	816,756,851	11.66%
Total Financials		873,238,530	12.47%
Industrials
Various Securities (2)	55,088,309	58,418,327	0.83%
Total Industrials		58,418,327	0.83%
Technology
Various Securities	74,440,000	77,798,875	1.11%
Total Technology		77,798,875	1.11%
Utilities
Various Securities (2)	102,597,388	110,922,161	1.58%
Total Utilities		110,922,161	1.58%
Total Corporate Bonds		$1,890,614,375	26.99%

Government Related
U.S. Treasury
U.S. Treasury Note, 0.88%, Jul. 2019	$66,110,000	$63,568,864	0.91%
U.S. Treasury Note, 1.25%, Apr. 2019	86,725,600	85,424,716	1.22%
U.S. Treasury Note, 1.25%, Nov. 2018	92,265,000	91,428,895	1.31%
U.S. Treasury Note, 1.38%, Nov. 2018	17,239,000	17,190,524	0.25%
U.S. Treasury Note, 1.50%, Aug. 2018	21,561,000	21,673,850	0.31%
U.S. Treasury Note, 1.50%, Dec. 2018	16,415,000	16,423,979	0.23%

The accompanying notes are an integral part of these financial statements.

12	Annual Report • June 30, 2014

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2014 (Continued)

	Principal Amount	Value	Percentage of Net Assets
Government Related – (continued)
U.S. Treasury – (continued)
U.S. Treasury Note, 1.50%, Jun. 2016	$40,000,000	$40,825,000	0.58%
U.S. Treasury Note, 1.50%, May 2019	24,625,000	24,501,875	0.35%
U.S. Treasury Note, 1.63%, Jun. 2019	22,390,000	22,390,000	0.32%
U.S. Treasury Note, 2.25%, Mar. 2021	28,795,000	29,105,439	0.42%
U.S. Treasury Note, 2.50%, Jun. 2017	17,870,000	18,720,219	0.27%
U.S. Treasury Note, 3.13%, May 2019	20,774,000	22,278,495	0.32%
U.S. Treasury Note, 3.25%, Dec. 2016	20,315,000	21,616,420	0.31%
U.S. Treasury Note, 3.50%, Feb. 2018	86,168,000	93,337,436	1.33%
U.S. Treasury Note, 6.25%, Aug. 2023	15,650,000	20,643,320	0.29%
U.S. Treasury Bond, 3.50%, Feb. 2039	64,819,100	67,634,712	0.97%
U.S. Treasury Bond, 4.38%, Feb. 2038	18,912,600	22,579,867	0.32%
U.S. Treasury Bond, 5.25%, Nov. 2028	49,665,500	63,618,426	0.91%
U.S. Treasury Strip, 0.00%, Aug. 2018	23,739,000	22,406,126	0.32%
U.S. Treasury Strip, 0.00%, Aug. 2019	22,357,000	20,442,168	0.29%
U.S. Treasury Strip, 0.00%, Aug. 2020	22,243,000	19,631,160	0.28%
U.S. Treasury Strip, 0.00%, Feb. 2022	33,917,000	28,329,547	0.40%
U.S. Treasury Strip, 0.00%, Feb. 2023	42,197,000	33,906,513	0.48%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2014	13

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2014 (Continued)

	Principal Amount	Value	Percentage of Net Assets
Government Related – (continued)
U.S. Treasury – (continued)
U.S. Treasury Strip, 0.00%, May 2019	$18,038,000	$16,629,214	0.24%
U.S. Treasury Strip, 0.00%, May 2020	35,145,000	31,321,540	0.45%
U.S. Treasury Strip, 0.00%, May 2023	26,770,000	21,320,431	0.30%
U.S. Treasury Note/Bond, 0.88%–11.25%, Feb. 2015–May 2044	219,993,000	246,188,016	3.51%
U.S. Treasury Strip, 0.00%, Aug. 2015–May 2036	317,990,000	226,356,595	3.23%
Other Securities (3)	28,571,829	14,923,877	0.21%
Total U.S. Treasury		1,424,417,224	20.33%
Other Government Related
Residual Funding Corp Strip, 3.88%, Jul. 2020	24,949,000	21,865,004	0.31%
Other Securities (2)	176,147,000	184,089,691	2.63%
Total Other Government Related		205,954,695	2.94%
Total Government Related		$1,630,371,919	23.27%

Mortgage-Backed Obligations
Banc of America Commercial Mortgage Trust, 5.38%, Sep. 2045	$15,567,888	$16,501,105	0.24%
Fannie Mae, 3.00%, Jul. 2027 (4)	21,500,000	22,333,125	0.32%
Fannie Mae, 3.50%, Aug. 2040 (4)	29,000,000	29,761,250	0.42%
Fannie Mae, 3.50%, Feb. 2041	21,696,431	22,368,684	0.32%
Fannie Mae, 3.50%, Jan. 2024	16,000,000	16,808,896	0.24%
Fannie Mae, 3.50%, Jul. 2041 (4)	21,500,000	22,131,563	0.32%
Fannie Mae, 3.50%, Jul. 2043	18,176,503	18,739,693	0.27%
Fannie Mae, 4.00%, Jan. 2041	17,438,754	18,533,319	0.26%

The accompanying notes are an integral part of these financial statements.

14	Annual Report • June 30, 2014

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2014 (Continued)

	Principal Amount	Value	Percentage of Net Assets
Mortgage-Backed Obligations – (continued)
Fannie Mae, 4.50%, Aug. 2040	$15,000,880	$16,257,995	0.23%
Fannie Mae, 4.50%, Dec. 2040	17,018,300	18,442,485	0.26%
Fannie Mae, 5.50%, Jul. 2040 (4)	20,000,000	22,391,296	0.32%
Fannie Mae, 0.49%–12.50%, Nov. 2015–Nov. 2048 (4)	682,308,942	715,397,311	10.21%
Fannie Mae, 0.00%–1184.78%, Oct. 2014–Jul. 2051	196,255,508	170,716,406	2.44%
Freddie Mac, 3.00%, Jun. 2043	20,334,853	20,083,142	0.29%
Freddie Mac, 3.50%, Jul. 2042 (4)	30,378,376	31,255,936	0.45%
Freddie Mac, 4.50%, Jul. 2040 (4)	16,000,000	17,316,525	0.25%
Freddie Mac, 2.50%–10.00%, Jul. 2014–Aug. 2047 (4)(5)	220,662,172	233,894,633	3.34%
Freddie Mac, 0.00%–1181.25%, Aug. 2016–Jun. 2048	137,268,751	120,358,736	1.72%
Ginnie Mae, 4.00%, Aug. 2042 (4)	21,000,000	22,410,936	0.32%
Ginnie Mae, 4.50%, Jul. 2041 (4)	15,000,000	16,378,709	0.23%
Ginnie Mae, 4.50%, Jun. 2041	20,828,109	22,797,904	0.33%
Ginnie Mae, 0.00%–38.75%, Apr. 2020–Jun. 2064	211,569,799	173,237,329	2.47%
Ginnie Mae, 3.00%–8.50%, Mar. 2025–May 2063 (4)	86,264,805	91,913,834	1.31%
UBS Commercial Mortgage Trust, 5.39%, Feb. 2040	14,524,487	15,922,324	0.23%
Other Securities (1)(2)(4)(6)	1,740,318,729	887,104,195	12.66%
Total Mortgage-Backed Obligations		$2,763,057,331	39.45%
Total Bonds & Notes (Cost: $6,637,456,697)		$6,759,381,001	96.50%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2014	15

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2014 (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS – 7.38%
Money Market Funds
Fidelity Institutional Money Market Fund, 0.01% (7)	258,738,201	$258,738,201	3.69%
Goldman Sachs Financial Square Fund, 0.01% (7)	258,655,650	258,655,650	3.69%
Total Short-Term Investments (Cost: $517,393,851)		$517,393,851	7.38%

TOTAL INVESTMENT IN SECURITIES (Cost: $7,154,850,548)		$7,276,774,852	103.88%
LIABILITIES IN EXCESS OF OTHER ASSETS		(272,036,240)	-3.88%
TOTAL NET ASSETS		$7,004,738,612	100.00%

(1)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $5,424,860, which represents 0.08% of total net assets.

(2)	Includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities totals $739,866,917, which represents 10.56% of total net assets. See Note 2(d) in the Notes to Financial Statements.

(3)	Includes inflation protected securities. The value of these securities totals $6,616,006, which represents 0.09% of total net assets.

(4)	Includes delayed delivery securities. The value of these securities totals $246,732,683, which represents 3.52% of total net assets. See Note 2(b) in the Notes to Financial Statements.

(5)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $933,898, which represents 0.01% of total net assets.

(6)	Includes securities in default. The value of these securities totals $6,365,260, which represents 0.09% of total net assets.

(7)	Partially assigned as collateral for certain delayed delivery securities. See Note 2(b) in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

16	Annual Report • June 30, 2014

Bridge Builder Bond Fund

Summary Schedule of Investments

June 30, 2014 (Continued)

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(213)	U.S. 5 Year Note Future	Sept. 2014	$25,352,692	$25,445,180	$(92,488)
777	U.S. 2 Year Note Future	Sept. 2014	170,549,975	170,624,344	74,369
(69)	U.S. 10 Year Note Future	Sept. 2014	8,619,898	8,636,859	(16,961)
(129)	U.S. Ultra Bond Future	Sept. 2014	19,340,806	19,341,938	(1,132)

					$(36,212)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2014	17

Bridge Builder Mutual Funds

Statement of Assets and Liabilities

June 30, 2014

Bridge Builder Bond Fund
Assets:
Investments, at value (Cost of Investments $7,154,850,548)	$7,276,774,852
Receivable for investments sold	148,711,640
Receivable for fund shares sold	27,794,231
Interest receivable	37,481,917
Prepaid expenses	306,871
Total Assets	$7,491,069,511

Liabilities:
Payable for investments purchased	$477,924,642
Payable for fund shares redeemed	4,050,632
Payable to Custodian	1,950,102
Variation margin on futures contracts	101,007
Payable to Adviser	668,589
Payable to Trustees	61,256
Accrued expenses and other liabilities	1,574,671
Total Liabilities	$486,330,899
Net Assets	$7,004,738,612

Net Assets Consist of:
Capital stock	$6,890,543,584
Undistributed net investment income	59,753
Accumulated net realized gain/(loss)	(7,752,817)
Net unrealized appreciation/(depreciation) on investments	121,924,304
Net unrealized appreciation/(depreciation) on futures contracts	(36,212)
Net Assets	$7,004,738,612

Shares of beneficial interest outstanding (unlimited shares without par value authorized)	690,666,519
Net Assets	$7,004,738,612
Net asset value price per share	$10.14

The accompanying notes are an integral part of these financial statements.

18	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Statement of Operations

From October 28, 2013 (Inception Date) to June 30, 2014

Bridge Builder Bond Fund
Investment Income:
Interest	$88,932,092
Other Income	218,219
Total Investment Income	$89,150,311
Expenses:
Investment advisory fee	12,979,537
Professional fees	394,864
Administration fees	588,218
Fund accounting fees	591,079
Transfer agent fees and expenses	30,484
Trustee fees and expenses	255,395
Printing and mailing expenses	312,359
Custody fees	143,961
Insurance expense	98,359
Registration fees	942,318
Other expenses	104,144
Total expenses before fee waivers	16,440,718
Fee waivers by Adviser	(8,166,885)
Net expenses	8,273,833
Net Investment Income	$80,876,478

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on investments	4,644,701
Net realized gain/(loss) on futures contracts	(4,337,600)
Net change in unrealized appreciation/(depreciation) on investments	121,888,092
Net realized and unrealized gain/(loss) on investments	122,195,193
Net Increase in Net Assets Resulting from Operations	$203,071,671

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2014	19

Bridge Builder Mutual Funds

Statement of Changes in Net Assets

From October 28, 2013 (Inception Date) to June 30, 2014

Bridge Builder Bond Fund
Operations:
Net investment income	$80,876,478
Net realized gain/(loss) on investments	307,101
Net change in unrealized appreciation/(depreciation) on investments	121,888,092
Net increase in net assets resulting from operations	203,071,671

Dividends and Distributions to Shareholders:
Net investment income	(88,893,387)
Total dividends and distributions	(88,893,387)

Fund Share Transactions:
Proceeds from shares sold	$7,098,256,908
Shares issued to holders in reinvestment of dividends	88,893,387
Cost of shares redeemed	(296,589,967)
Net increase in net assets from capital share transactions	6,890,560,328
Total increase in net assets	7,004,738,612
Net Assets:
Beginning of period	—
End of period*	$7,004,738,612
* Including undistributed net investment income of:	$59,753
Change in Shares Outstanding:
Shares sold	711,450,249
Shares issued to holders in reinvestment of dividends	8,859,252
Shares redeemed	(29,642,982)
Net increase	690,666,519

The accompanying notes are an integral part of these financial statements.

20	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Financial Highlights

From October 28, 2013 (Inception Date) to June 30, 2014

	Bridge Builder Bond Fund
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income (Loss) from Operations:
Net investment income	0.14
Net realized and unrealized gain	0.15
Total income from operations	0.29
Dividends and Distributions to Shareholders:
Dividends from net investment income	(0.15)
Change in net asset value for the period	0.14
Net asset value, end of period	$10.14
Total return	2.91	%(1)(2)

Ratios / Supplemental Data
Net assets, end of period (millions)	$7,005
Ratio of Net Expenses to Average Net Assets:
Before fee waivers	0.40	%(3)
After fee waivers	0.20	%(3)
Ratio of Net Investment Income to Average Net Assets:
Before fee waivers	1.79	%(3)
After fee waivers	1.99	%(3)
Portfolio turnover rate (4)	262	%(2)

1	Since Inception (October 28, 2013)

2	Not Annualized

3	Annualized
4	Excludes securities received in capital contribution in-kind. See Note 1 in the Notes to Financial Statements.

Annual Report • June 30, 2014	21

The accompanying notes are an integral part of these financial statements.

Bridge Builder Mutual Funds

Notes to Financial Statements

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a single series: the Bridge Builder Bond Fund (the “Fund”), which commenced operations on October 28, 2013. The Fund is diversified and currently offers a single class of shares. The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed-income securities and other instruments, such as derivatives and certain investment companies, with economic characteristics similar to fixed-income securities. The investment objective of the Fund is to provide total return (capital appreciation plus income). On October 28, 2013, as part of a capital contribution in-kind, the Fund received securities with a fair value of $2,661,893,439 in exchange for shares of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

22	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

a) Investment Valuation – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds, (other than short-term securities) are valued using the bid price on the day of the valuation provided by an independent pricing service. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The third party pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if significant observable inputs are used.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ

Annual Report • June 30, 2014	23

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values, as determined in good faith pursuant to procedures adopted by the Board of Trustees.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE.

Securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. These securities are typically categorized as Level 2 in the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

The Trust has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If

24	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

there is no price, or in the investment adviser’s or sub-adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. These securities are classified as Level 2 or Level 3 of the fair value hierarchy. Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors. The Fund did not fair value any securities as of June 30, 2014.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Trust has

Annual Report • June 30, 2014	25

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•	Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

26	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Bridge Builder Bond Fund

	Level 1	Level 2	Level 3	Total
Asset-Backed Obligations	$—	$394,430,406	$80,906,970	$475,337,376
Corporate Bonds	—	1,879,201,659	11,412,716	1,890,614,375
Government Related	—	1,630,371,919	—	1,630,371,919
Mortgage-Backed Obligations	—	2,723,115,947	39,941,384	2,763,057,331
Short-Term Investments	517,393,851	—	—	517,393,851
Total Investments in Securities	$517,393,851	$6,627,119,931	$132,261,070	$7,276,774,852

Other Financial Instruments (1)
Futures Contracts	$(36,212)	$—	$—	$(36,212)
Total Investments in Other Financial Instruments	$(36,212)	$—	$—	$(36,212)

(1)	Includes cumulative appreciation/depreciation on futures contracts as reported in the Summary Schedule of Investments.

There were no transfers between levels during the period ended June 30, 2014. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended June 30, 2014:

Bridge Builder Bond Fund
Beginning Balance – October 28, 2013*	$—
Purchases	148,510,839
Sales proceeds and paydowns	(16,809,135)
Transfers into Level 3	—
Transfer out of Level 3	—
Realized gains/(losses), net	(91,503)
Change in unrealized gains/(losses), net	650,869

Ending Balance – June 30, 2014	$132,261,070

*	Inception date of the Fund.

Annual Report • June 30, 2014	27

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statement of Operations, respectively. The Net change in unrealized appreciation/(depreciation) on investments related to Level 3 securities held by the Fund at June 30, 2014 totals $650,869.

The following table presents information about unobservable inputs related to the Fund's categories of Level 3 investments as of June 30, 2014:

Type of Security	Fair Value at 6/30/2014	Valuation Techniques	Unobservable Input	Range
Asset-Backed Obligations	$80,906,970	Consensus pricing	Third party & broker quoted inputs	N/A
Corporate Bonds	11,412,716	Consensus pricing	Third party & broker quoted inputs	N/A
Mortgage-Backed Obligations	39,941,384	Consensus pricing	Third party & broker quoted inputs	N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Third party & broker quoted inputs

The significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default, and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

28	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase (decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

b) Delayed Delivery Securities – The Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

The Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition

Annual Report • June 30, 2014	29

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Fixed-income securities purchased on a delayed-delivery basis are typically marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

As of June 30, 2014, the Fund held $246,732,683 in delayed delivery purchase commitments that represent 3.52% of the Fund’s net assets.

c) Derivatives – The Fund invests in derivatives as permitted by its investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

The Fund’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities. The Fund also is exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a particular derivative in the open market in a timely manner. Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment. The Fund’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Futures Contracts – The Fund may enter into interest rate and Treasury futures contracts, which are agreements between two

30	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies. During the period ended June 30, 2014, the Fund purchased and sold futures contracts to gain or hedge exposure to risk factors and alter the Fund’s investment characteristics. Upon entering into futures contracts, the Fund is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of the Fund’s futures contracts. Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by the Fund periodically (Variation Margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The Fund had an average monthly notional amount of purchased futures of $56,838,941 and sold futures of $120,955,271 during the period ended June 30, 2014. See the Summary Schedule of Investments for the Fund’s open futures contracts as of June 30, 2014. The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure as of June 30, 2014.

Statement of Assets and Liabilities — Values of Derivative Instruments as of June 30, 2014

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Risk: Futures Contracts*	Net unrealized appreciation on futures contracts	$74,369	Net unrealized depreciation on futures contracts	$110,581
Total		$74,369		$110,581

*Includes	unrealized appreciation/depreciation as reported on the Summary Schedule of Investments but is exclusive of the daily variation margin payable to the broker.

Annual Report • June 30, 2014	31

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014.

Amount of Net Realized Gain/(Loss) on Derivatives Recognized in Income

Futures Contracts
Interest Rate Risk	$(4,337,600)
Total	$(4,337,600)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Futures Contracts
Interest Rate Risk	$(36,212)
Total	$(36,212)

The Fund is subject to master netting agreements or similar arrangements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements or similar arrangements do not apply to amounts owed to/from different counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Summary Schedule of Investments. The following table presents the Fund’s derivatives by investment type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Fund as of June 30, 2014:

Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Gross Amounts not offset in the statement of financial position
				Financial Instruments	Collateral (Pledged)/ Received	Net Amount
Description
Futures Contracts	$74,369	$(74,369)	—	—	—	—

32	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Gross Amounts not offset in the statement of financial position
				Financial Instruments	Collateral (Pledged)/ Received	Net Amount
Description
Futures Contracts	$110,581	$(74,369)	$36,212	—	$(36,212)	—

Actual margin required at the counterparty is based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The Fund is required to deposit financial collateral (including cash collateral) at the counterparty to continually meet the original and maintenance requirements established by the counterparty. The net amount presented for futures contracts is displayed as net unrealized appreciation/(depreciation) on futures contracts on the Statement of Assets and Liabilities.

d) Restricted Securities – The Fund may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund. The Fund has no right to require registration of the unregistered securities it holds. All restricted securities held at June 30, 2014 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. As of June 30, 2014, the Fund held restricted securities with an aggregate value of $739,866,917, which accounted for 10.56% of the Fund’s net assets. The Fund’s Sub-advisers have determined $1,951,399 of these securities to be illiquid and $737,915,518 to be liquid pursuant to the Fund’s illiquid and restricted securities guidelines.

Annual Report • June 30, 2014	33

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

e) Federal Income and Excise Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

As of June 30, 2014, management of the Fund has reviewed the Fund’s tax positions for all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

f) Distributions to Shareholders – The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Capital gains are distributed only to the extent they exceed available capital loss carryforwards. All distributions that are reinvested will be in shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

g) Guarantees and Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

34	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

h) Other – Investment and shareholder transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Withholding taxes on foreign dividends and capital, if any, are included as a component of net investment income and realized gain/(loss) on investments, respectively, and have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized and accreted, respectively, using the constant yield method over the life of the respective securities. Realized gains and losses are evaluated on the basis of identified cost.

3. INVESTMENT ADVISER

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments.

The Adviser shall provide the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Fund, and shall furnish continuously an investment program for the Fund. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment “Sub-advisers” and allocates Fund assets among the Sub-advisers.

The Adviser has selected and the Board has approved Robert W. Baird & Co., Inc., (“Baird”), J.P. Morgan Investment Management, Inc. (“JPMIM”), and Prudential Investment Management, Inc. (“Prudential”) to sub-advise discrete portions of the Fund’s assets. Subject to the supervision of the Adviser, the Sub-advisers provide the Fund, among other services, a continuous investment program for

Annual Report • June 30, 2014	35

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

the Fund and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Fund, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Fund, Baird, JPMIM and Prudential are entitled to receive fees from the Adviser.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Fund will pay the Adviser an investment management fee at an annual rate equal to 0.32% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund’s Sub-advisers. During the period ended June 30, 2014, the Adviser waived $8,166,885 of advisory fees which are not subject to recoupment by the Adviser.

Pursuant to an operating expense limitation agreement between the Adviser and the Fund, effective until October 31, 2014, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.48% of the Fund’s average annual net assets (“Expense Cap”).

Any Fund expenses reimbursed by the Adviser related to the expense limitation agreement are subject to recoupment by the Adviser if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap. The Adviser is permitted to recoup expenses it reimbursed to the Fund in the prior three fiscal years. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment of expenses. During the period ended June 30, 2014 the Fund did not exceed the Expense Cap and

36	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

no expense reimbursements are currently subject to recoupment in subsequent periods.

4. OFFERING AND ORGANIZATIONAL COSTS

Total offering and organizational costs of approximately $95,237 and $145,222 were paid in connection with the offering of shares of the Fund, respectively. Offering costs are accounted for as deferred costs until operations begin and are then amortized over twelve months. Organizational costs are expensed as incurred. These amounts are included in Expenses per the Statement of Operations.

5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2014, purchases and sales of investment securities, other than short-term investments, were as follows:

Bridge Builder Bond Fund
Purchases:
U.S. Government [1]	$9,372,989,021
Other [1]	$5,974,839,144
Sales:
U.S. Government	$7,708,214,582
Other	$702,073,604

1	Includes securities received in capital contribution in-kind. See Note 1 in the Notes to Financial Statements.

6. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the period ended June 30, 2014 the Fund increased undistributed net investment income by $8,076,662, decreased capital stock by $16,744 and decreased accumulated net realized loss by $8,059,918. Other permanent book-to-tax differences that required reclassification among the Fund’s capital accounts primarily related to paydowns and consent income.

Annual Report • June 30, 2014	37

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

At June 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Bridge Builder Bond Fund
Cost of Investments [1]	$7,156,714,218

Gross Unrealized Appreciation	$130,439,932
Gross Unrealized Depreciation	(10,379,298)

Net Unrealized Appreciation/(Depreciation) on investments	$120,060,634

As of June 30, 2014, the components of accumulated earnings on a tax basis were as follows:

Bridge Builder Bond Fund
Accumulated Capital and Other Losses [2]	$(7,178,032)
Undistributed Net Ordinary Income [3]	1,312,426
Undistributed Long-Term Capital Gain	—
Unrealized Appreciation/(Depreciation) on Investments	120,060,634

Total Accumulated Gain	$114,195,028

At June 30, 2014, the Fund had capital loss carryforwards of $6,310,973 which will not expire.

The tax character of distributions paid by the Fund during the fiscal period ended June 30, 2014 were as follows:

2014
Distributions paid from:
Net Ordinary Income [3]	$88,893,387
Net Long-Term Capital Gains	—
Return of Capital	—

Total Distributions Paid	$88,893,387

1	Tax Cost of Investments differs from the Cost of Investments in the Statement of Assets and Liabilities due to tax deferral of losses on wash sales and excess amortization of premium income.
2	Accumulated Capital and Other Losses includes capital loss carryforwards, organizational costs and straddle loss deferrals.
3	Net Ordinary Income includes net short-term capital gains, if any.

38	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

7. Trustees

Trustee fees and expenses displayed in the Statement of Operations include amounts accrued by the Fund to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and Officer of the Fund. The Trustees who are “interested persons” (the “Non-Independent Trustees”) of the Trust do not receive any Trustee fees.

8. Administrator

U.S. Bancorp Fund Services, LLC (“USBFS”) acts as the Trust’s administrator (the “Administrator”) pursuant to an administration agreement. USBFS provides certain administrative services to the Trust, including, among other responsibilities, fund accounting and certain compliance services. For these services, the Fund shall pay the administrator monthly, a fee accrued daily and based on average daily net assets. The Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Fund for administrative services are included in Administration fees in the Statement of Operations.

Certain employees of the Administrator are also Officers of the Trust.

9. Custodian

U.S. Bank National Association is the custodian (the “Custodian”) for the Trust in accordance with a custodian agreement. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Fund for custody services are included in Custody fees in the Statement of Operations.

10. Risks

Investing in the fund may involve certain risks including, but not limited to, those described below. Please refer to the fund prospectus for more information on risks associated with investing in the fund.

Annual Report • June 30, 2014	39

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Interest Rate Risk. The Fund invests in fixed income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Fixed income markets have experienced historically low interest rates for an extended period of time, which may increase the risk of interest rates rising in the future as a result of market forces, government action or other factors. Securities with greater interest rate sensitivity and longer maturities are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of the Fund’s investments may experience extreme reductions in buyside demand, which may result in values of the Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, the Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

Redemption Risk. The Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger or frequent redemption requests. Because the Fund currently is

40	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Fund could result in one or more large redemption requests. Moreover, as a result of the requirement that the Fund satisfy redemption requests even during times of significant market or economic turmoil, the Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require the Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur, the market recovers or the security reaches maturity.

Credit Risk. An issuer of a fixed income security may fail to pay all or a portion of the payment of principal and/or interest on a security. A security may decline in price if market participants become concerned regarding the credit-worthiness or credit-rating of the issuer, regardless of whether a bond has defaulted.

Counterparty Risk. The Fund may be involved in financial transactions or contracts with other parties. There is risk these parties may be unable or unwilling to fulfill their obligations, which could adversely impact the value of the Fund.

Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

Annual Report • June 30, 2014	41

Bridge Builder Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Bridge Builder Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bridge Builder Bond Fund (the “Fund”) at June 30, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period October 28, 2013 (commencement of operations) through June 30, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, IL

August 28, 2014

42	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

Additional Information

Independent Trustees of the Trust

Name	Role	Term	Principal Occupation
Jean E. Carter (Born: 1957)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (2000 – 2005)
Janice L. Innis- Thompson (Born: 1966)	Trustee, Chair of the Nominating and Governance Committee	Indefinite Term; Since Inception	Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (since 2006)
William N. Scheffel (Born: 1953)	Trustee	Indefinite Term; Since Inception	Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (since 2003)
John M. Tesoro (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)

Annual Report • June 30, 2014	43

Bridge Builder Mutual Funds

Additional Information (Continued)

Interested Trustees of the Trust

Name	Role	Term	Principal Occupation
William H. Broderick III (Born: 1952)	Trustee, Chairman	Indefinite Term; Since Inception	Retired; Principal, Investment Advisory, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1986-2012)
William E. Fiala (Born: 1967)	Trustee, Chair of the Valuation Committee	Indefinite Term; Since Inception	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1994 - Present)

Officers of the Trust

Name	Role	Term	Principal Occupation
Joseph C. Neuberger (Born: 1962)	President	Indefinite Term; Since Inception	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-Present)
Jason F. Hadler (Born: 1975)	Treasurer	Indefinite Term; Since Inception	Senior Vice President, U.S. Bancorp Fund Services, LLC (Since 2003)
Robert M. Slotky (Born: 1947)	Chief Compliance Officer	Indefinite Term; Since Inception	Senior Vice President, U.S. Bancorp Fund Services, LLC (Since July 2001)
Elaine E. Richards (Born: 1968)	Secretary	Indefinite Term; Since Inception	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (Since July 2007)

The business address of the Trustees and Officers is the address of the Trust: 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

44	Annual Report • June 30, 2014

Bridge Builder Mutual Funds

General Information

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling toll-free 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling toll-free, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Fund may mail only one copy of the Fund’s prospectus, SAI and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

The Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the SEC website at http://www.sec.gov as a part of Form N-CSR.

Annual Report • June 30, 2014	45

Bridge Builder Mutual Funds

General Information (Continued)

Tax Notice

The percentage of dividend income distributed for the period ended June 30, 2014, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, was 0.00% for the Bridge Builder Bond Fund. 0.00% of the dividends paid by the Fund qualify for the corporate dividends received deduction. For the period ended June 30, 2014, 0.00% of the ordinary income distributions paid by the Fund were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c). For the period ended June 30, 2014, 100.00% of the ordinary income distributions paid by the Fund qualify as interest related dividends under Internal Revenue Code Section 871(k)(2)(c).

46	Annual Report • June 30, 2014

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

The Bridge Builder Bond Fund

The Bridge Builder Bond Fund, available exclusively through Edward Jones Advisory Solutions®, aims to provide clients with total return through capital appreciation and income by employing a multi-manager sub-advised structure.

The Fund's assets are allocated across different fixed-income market sectors and maturities. Most of the Fund's investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, U.S. corporate issuers, asset-backed securities, and mortgage-related and mortgage-backed securities.

Visit www.bridgebuildermutualfunds.com for more information.

Enroll in e-delivery
Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.

DES-8308-A

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that John Tesoro and William Scheffel are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2014	FYE 6/30/2013
Audit Fees	$65,000	N/A
Audit-Related Fees
Tax Fees	$5,100	$2,500
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 6/30/2014	FYE 6/30/2013
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2014	FYE 6/30/2013
Registrant	$5,100	$2,500
Registrant’s Investment Adviser	$0	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Bridge Builder Bond Fund

Schedule of Investments

June 30, 2014

	Principal Amount	Value
BONDS & NOTES - 96.50%
Asset-Backed Obligations - 6.79%
ABFC 2005-AQ1 Trust
4.93%, 06/25/2035	$977,144	$988,241
ABFC 2006-OPT1 Trust
0.30%, 09/25/2036	7,095,755	6,118,230
Academic Loan Funding Trust 2012-1
0.95%, 12/27/2022 (Acquired 10/28/2013, Cost $1,203,840) (b)	1,194,596	1,204,475
Academic Loan Funding Trust 2013-1
0.95%, 12/26/2044 (Acquired 11/15/2013, Cost $2,229,032) (b)	2,245,780	2,260,602
Ally Auto Receivables Trust 2010-3
1.55%, 08/17/2015	38,044	38,062
Ally Auto Receivables Trust 2012-1
1.21%, 07/15/2016	229,000	230,432
Ally Auto Receivables Trust 2012-2
0.74%, 04/15/2016	531,781	532,429
Ally Auto Receivables Trust 2012-3
0.85%, 08/15/2016	624,154	625,662
American Credit Acceptance Receivables Trust
1.64%, 11/15/2016 (Acquired 10/28/2013, Cost $360,496) (b)	360,688	361,420
2.28%, 09/17/2018 (Acquired 10/28/2013, Cost $331,499) (b)	332,000	334,315
American Credit Acceptance Receivables Trust 2012-2
1.89%, 07/15/2016 (Acquired 10/28/2013, Cost $270,877) (b)	270,539	271,135
2.75%, 02/15/2018 (Acquired 10/28/2013, Cost $224,333) (b)	223,000	224,734
American Credit Acceptance Receivables Trust 2013-1
1.45%, 04/16/2018 (Acquired 10/28/2013, Cost $590,900) (b)	591,446	593,764
American Credit Acceptance Receivables Trust 2014-1
1.14%, 03/12/2018 (Acquired 01/07/2014, Cost $662,521) (b)	662,553	663,272
American Credit Acceptance Receivables Trust 2014-2
0.99%, 10/10/2017 (Acquired 04/15/2014, Cost $4,579,952) (b)	4,580,140	4,579,897
2.26%, 03/10/2020 (Acquired 04/15/2014, Cost $1,033,901) (b)	1,034,000	1,033,867

AmeriCredit Automobile Receivables Trust 2011-4
1.17%, 05/09/2016	67,809	67,820
AmeriCredit Automobile Receivables Trust 2011-5
1.55%, 07/08/2016	271,770	272,033
AmeriCredit Automobile Receivables Trust 2012-1
1.23%, 09/08/2016	86,049	86,127
AmeriCredit Automobile Receivables Trust 2012-2
1.05%, 10/11/2016	148,081	148,284
AmeriCredit Automobile Receivables Trust 2012-3
0.96%, 01/09/2017	310,515	311,077
AmeriCredit Automobile Receivables Trust 2012-4
0.49%, 04/08/2016	25,632	25,633
AmeriCredit Automobile Receivables Trust 2012-5
0.51%, 01/08/2016	104,278	104,280
0.62%, 06/08/2017	339,000	339,127
AmeriCredit Automobile Receivables Trust 2013-1
0.49%, 06/08/2016	274,662	274,689
0.61%, 10/10/2017	137,000	137,111
AmeriCredit Automobile Receivables Trust 2013-5
0.90%, 09/10/2018	393,220	394,051
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-13
4.71%, 01/25/2034	14,153	14,080
Anchorage Capital CLO 2013-1 Ltd
1.42%, 07/13/2025 (Acquired 11/25/2013, Cost $14,336,875) (b)	14,500,000	14,301,147
Argent Securities Inc
1.29%, 03/25/2034	3,570,651	3,372,940
Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W5
1.19%, 04/25/2034	3,667,317	3,462,776
Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W3
0.49%, 11/25/2035	7,725,775	7,297,087
Ascentium Equipment Receivables 2012-1 LLC
1.83%, 09/15/2019 (Acquired 10/28/2013, Cost $265,118) (b)	265,354	265,260
Asset Backed Securities Corp Home Equity Loan Trust Series 2002-HE3
2.48%, 10/15/2032	1,050,403	1,035,555
Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6
0.83%, 11/25/2033	1,862,969	1,729,752

Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6
0.87%, 09/25/2034	7,669,160	7,424,828
Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE3
0.32%, 03/25/2036	5,914,290	5,522,439
Asset-Backed Pass-Through Certificates Series 2004-R2
0.93%, 04/25/2034	920,737	903,810
Atlas Senior Loan Fund IV Ltd
1.74%, 02/17/2026	15,000,000	14,931,000
Avis Budget Rental Car Funding AESOP LLC
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,312,945) (b)	10,300,000	10,373,841
AXIS Equipment Finance Receivables II LLC
1.75%, 03/20/2017 (Acquired 11/13/2013, Cost $1,381,168) (b)	1,381,229	1,381,690
Bank of America Auto Trust 2012-1
0.78%, 06/15/2016	321,148	321,686
Battalion CLO IV Ltd
1.63%, 10/22/2025	8,000,000	7,982,008
Bayview Financial Mortgage Pass-Through Trust 2006-A
5.48%, 02/28/2041	57,863	58,936
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	268,602	224,322
Bayview Opportunity Master Fund IIa Trust 2013-8NPL
3.23%, 03/28/2033 (Acquired 10/28/2013, Cost $1,757,122) (b)	1,735,535	1,740,134
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.01%, 08/25/2034	7,536,175	6,911,019
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.05%, 08/25/2034	924,542	865,606
Bear Stearns Asset Backed Securities Trust 2003-2
1.65%, 03/25/2043	6,376,307	6,246,996
Bear Stearns Asset Backed Securities Trust 2006-SD1
0.52%, 04/25/2036	88,562	84,746
BMW Vehicle Lease Trust 2013-1
0.54%, 09/21/2015	344,000	344,300
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $754,958) (b)	762,835	762,050
Cabela’s Master Credit Card Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $791,988) (b)	784,000	794,629
California Republic Auto Receivables Trust 2012-1
1.18%, 08/15/2017 (Acquired 10/28/2013, Cost $882,640) (b)	883,728	888,182
Capital Auto Receivables Asset Trust / Ally
0.62%, 07/20/2016	1,287,643	1,288,252

Capital Auto Receivables Asset Trust 2013-4
1.09%, 03/20/2018	957,000	960,134
Carfinance Capital Auto Trust 2013-1
1.65%, 07/17/2017 (Acquired 10/28/2013, Cost $59,512) (b)	59,644	59,833
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $170,015) (b)	172,000	174,013
Carfinance Capital Auto Trust 2013-2
1.75%, 11/15/2017 (Acquired 10/28/2013, Cost $222,231) (b)	222,238	222,992
CarFinance Capital Auto Trust 2014-1
1.46%, 12/17/2018 (Acquired 03/17/2014, Cost $1,762,723) (b)	1,762,933	1,763,243
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $374,901) (b)	375,000	376,079
Carlyle Global Market Strategies CLO 2013-1 Ltd
1.53%, 02/14/2025 (Acquired 01/02/2014, Cost $5,044,543) (b)	5,100,000	5,061,995
Carlyle Global Market Strategies Commodities Funding 2014-1 Ltd
2.18%, 10/15/2021 (Acquired 05/22/2014, Cost $2,686,667) (b)	2,686,667	2,685,324
CarMax Auto Owner Trust 2011-1
2.16%, 09/15/2016	869,948	876,807
CarMax Auto Owner Trust 2013-1
0.60%, 10/16/2017	187,000	187,231
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	308,000	307,880
1.28%, 05/15/2019	275,000	274,836
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	2,105,000	2,106,495
Carnow Auto Receivables Trust 2013-1
1.16%, 10/16/2017 (Acquired 10/28/2013, Cost $83,187) (b)	83,226	83,273
1.97%, 11/15/2017 (Acquired 10/28/2013, Cost $451,161) (b)	451,000	451,688
Carrington Mortgage Loan Trust Series 2006-OPT1
0.33%, 02/25/2036	2,010,138	1,900,075
Catamaran CLO 2014-1 Ltd
1.75%, 04/20/2026	5,500,000	5,505,621
2.00%, 04/20/2026	5,750,000	5,596,119
Chase Funding Trust Series 2003-4
5.42%, 05/25/2033	305,637	319,343
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	809,193	817,766
5.30%, 11/25/2034	439,000	452,475

Chase Issuance Trust
0.61%, 04/15/2019	16,700,000	16,572,312
Citifinancial Mortgage Securities Inc
5.85%, 08/25/2033	240,145	254,862
CNH Equipment Trust 2011-A
2.04%, 10/17/2016	383,821	386,524
CNH Equipment Trust 2012-A
0.94%, 05/15/2017	282,059	282,684
Concord Funding Co LLC
2.42%, 02/15/2015	1,445,000	1,431,453
3.15%, 01/15/2017 (Acquired 10/28/2013, Cost $3,096,000) (b)	3,096,000	3,145,227
Conseco Financial Corp
6.40%, 10/15/2018	9,140	9,371
7.05%, 01/15/2019	4,474	4,611
6.86%, 03/15/2028	608	615
6.24%, 12/01/2028	88,633	91,025
7.07%, 01/15/2029	1,824	1,870
6.22%, 03/01/2030	190,093	201,923
6.18%, 04/01/2030	52,552	53,975
Contimortgage Home Equity Loan Trust 1997-2
7.09%, 04/15/2028	3	3
Countrywide Asset-Backed Certificates
4.58%, 01/25/2033	223,177	226,504
5.41%, 01/25/2034	49,707	48,055
0.90%, 03/25/2034	123,549	117,858
0.98%, 03/25/2034	14,225	13,587
0.71%, 04/25/2034	1,112	1,035
0.40%, 10/25/2034	3,627,474	3,544,256
1.05%, 10/25/2034	109,963	104,662
0.93%, 11/25/2034	1,426,084	1,411,137
5.12%, 02/25/2035	151,224	154,352
4.61%, 04/25/2035	360,279	350,012
5.03%, 07/25/2035	409,478	417,302
4.78%, 02/25/2036	1,165,368	1,173,414
4.92%, 02/25/2036	1,484,381	1,476,073
5.05%, 04/25/2036	392,237	335,785

5.08%, 05/25/2036	45,225	51,302
5.08%, 05/25/2036	116,049	123,135
5.02%, 09/25/2046	159,523	101,627
CPS Auto Receivables Trust 2011-B
3.68%, 09/17/2018 (Acquired 10/28/2013, Cost $142,418) (b)	140,058	143,200
CPS Auto Receivables Trust 2011-C
4.21%, 03/15/2019 (Acquired 10/28/2013, Cost $522,919) (b)	513,048	527,541
CPS Auto Receivables Trust 2012-A
2.78%, 06/17/2019 (Acquired 10/28/2013, Cost $278,103) (b)	274,655	279,272
CPS Auto Receivables Trust 2012-B
2.52%, 09/16/2019 (Acquired 10/28/2013, Cost $1,263,790) (b)	1,251,761	1,269,955
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $839,864) (b)	842,354	843,326
CPS Auto Receivables Trust 2013-C
1.64%, 04/16/2018 (Acquired 10/28/2013, Cost $920,053) (b)	921,842	926,688
CPS Auto Receivables Trust 2013-D
1.54%, 07/16/2018 (Acquired 12/10/2013, Cost $2,570,247) (b)	2,570,482	2,583,427
CPS Auto Receivables Trust 2014-A
1.21%, 08/15/2018 (Acquired 03/10/2014, Cost $1,744,913) (b)	1,745,085	1,747,191
CPS Auto Receivables Trust 2014-B
1.11%, 11/15/2018	3,534,000	3,525,236
CPS Auto Trust
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $899,480) (b)	895,781	903,804
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $495,080) (b)	494,656	496,801
Credit Acceptance Auto Loan Trust 2012-1
2.20%, 09/16/2019 (Acquired 10/28/2013, Cost $302,972) (b)	300,938	302,649
Credit Acceptance Auto Loan Trust 2012-2
1.52%, 03/16/2020 (Acquired 10/28/2013, Cost $1,126,894) (b)	1,124,000	1,129,584
Credit-Based Asset Servicing and Securitization LLC
4.30%, 12/25/2035	36,073	33,941
CSMC Trust 2006-CF1
0.46%, 11/25/2035 (Acquired 10/28/2013, Cost $15,602) (b)	15,782	15,690
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	98,906	95,047
Exeter Automobile Receivables Trust 2012-2
1.30%, 06/15/2017 (Acquired 10/28/2013, Cost $369,471) (b)	369,622	370,318
Exeter Automobile Receivables Trust 2013-1
1.29%, 10/16/2017 (Acquired 10/28/2013, Cost $95,736) (b)	95,885	96,073

Exeter Automobile Receivables Trust 2013-2
1.49%, 11/15/2017 (Acquired 10/28/2013, Cost $429,005) (b)	428,969	430,718
Exeter Automobile Receivables Trust 2014-1
1.29%, 05/15/2018 (Acquired 01/29/2014, Cost $2,696,459) (b)	2,696,698	2,702,429
Exeter Automobile Receivables Trust 2014-2
1.06%, 08/15/2018 (Acquired 05/20/2014, Cost $1,919,925) (b)	1,920,000	1,919,775
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,935) (b)	335,000	336,983
First Investors Auto Owner Trust 2012-2
1.47%, 05/15/2018 (Acquired 10/28/2013, Cost $519,817) (b)	518,012	520,280
First Investors Auto Owner Trust 2013-1
0.90%, 10/15/2018 (Acquired 10/28/2013, Cost $361,664) (b)	362,868	363,654
Flagship Credit Auto Trust 2013-1
1.32%, 04/16/2018 (Acquired 10/28/2013, Cost $814,593) (b)	815,851	817,297
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $919,954) (b)	919,947	923,214
Flagship Credit Auto Trust 2014-1
1.21%, 04/15/2019 (Acquired 04/08/2014, Cost $2,321,504) (b)	2,321,678	2,321,622
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $279,937) (b)	280,000	280,624
Ford Credit Auto Lease Trust
0.50%, 10/15/2016	1,324,000	1,324,695
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	890,000	890,012
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1
2.26%, 11/15/2025 (Acquired 05/06/2014, Cost $4,898,777) (b)	4,900,000	4,943,933
Ford Credit Floorplan Master Owner Trust A
0.53%, 01/15/2018	1,150,000	1,152,191
Freedom Trust 2011-2
4.59%, 08/01/2046 (Acquired 10/28/2013 through 06/25/2014, Cost $671,128) (b)	655,372	670,612
Fremont Home Loan Trust 2004-2
1.01%, 07/25/2034	1,229,294	1,097,107
FRT 2013-1 Trust
4.21%, 10/25/2018 (Acquired 11/08/2013, Cost $358,573) (a)	358,596	358,940
3.96%, 10/25/2033 (Acquired 11/08/2013, Cost $684,823) (a)	684,892	690,279
5.00%, 10/25/2033 (Acquired 01/08/2014, Cost $980,000) (a)	1,000,000	977,000
GE Capital Mortgage Services Inc 1999-HE1 Trust
6.27%, 04/25/2029	391	389
6.71%, 04/25/2029	68,635	67,754

GE Equipment Midticket LLC
0.60%, 05/23/2016	1,041,360	1,042,180
0.78%, 09/22/2020	433,000	433,071
GE Mortgage Services LLC
6.74%, 12/25/2028	14	14
GM Financial Automobile Leasing Trust 2014-1
0.61%, 07/20/2016 (Acquired 04/03/2014, Cost $3,166,661) (b)	3,167,000	3,168,127
GMAT 2013-1 Trust
3.97%, 11/25/2043 (Acquired 11/6/2013, Cost $1,895,437) (b)	1,893,940	1,897,728
GMAT 2014-1 Trust
3.72%, 02/25/2044 (Acquired 02/05/2014, Cost $1,137,813) (b)	1,137,813	1,142,621
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2
1.15%, 05/16/2044 (Acquired 10/28/2013, Cost $3,896,915) (b)	3,907,000	3,907,781
HLSS Servicer Advance Receivables Backed Notes Series 2013-T3
2.39%, 05/15/2046 (Acquired 04/09/2014, Cost $392,000) (b)	400,000	393,880
HLSS Servicer Advance Receivables Backed Notes Series 2013-T4
1.18%, 08/15/2044 (Acquired 02/27/2014, Cost $7,007,304) (b)	7,000,000	7,002,100
HLSS Servicer Advance Receivables Backed Notes Series 2013-T6
1.29%, 09/15/2044 (Acquired 04/10/2014, Cost $3,504,115) (b)	3,500,000	3,501,750
HLSS Servicer Advance Receivables Backed Notes Series 2013-T7
1.98%, 11/15/2046 (Acquired 11/22/2013, Cost $2,282,370) (b)	2,283,000	2,287,338
HLSS Servicer Advance Receivables Trust
1.24%, 01/17/2045 (Acquired 01/14/2014 through 02/13/2014, Cost $3,078,550) (b)	3,077,000	3,079,462
1.99%, 10/15/2045 (Acquired 10/28/2013, Cost $1,259,904) (b)	1,255,000	1,265,040
1.50%, 01/16/2046 (Acquired 10/28/2013, Cost $1,470,440) (b)	1,482,000	1,482,741
2.22%, 01/15/2047 (Acquired 01/14/2014, Cost $1,661,998) (b)	1,662,000	1,672,138
2.29%, 01/15/2048 (Acquired 01/16/2013, Cost $4,196,377) (b)	4,250,000	4,214,300
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.35%, 03/25/2036	100,461	74,191
Honda Auto Receivables 2012-1 Owner Trust
0.97%, 04/16/2018	349,000	350,647
Honda Auto Receivables 2014-1 Owner Trust
0.41%, 09/21/2016	5,223,000	5,221,511
Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	930,000	929,623
HSBC Home Equity Loan Trust USA 2006-1
0.31%, 01/20/2036	301,066	299,071

HSBC Home Equity Loan Trust USA 2006-2
0.30%, 03/20/2036	127,621	126,486
HSBC Home Equity Loan Trust USA 2006-4
0.43%, 03/20/2036	5,800,000	5,466,291
HSBC Home Equity Loan Trust USA 2007-1
0.35%, 03/20/2036	53,603	53,043
HSBC Home Equity Loan Trust USA 2007-3
1.35%, 11/20/2036	688,833	689,417
Huntington Auto Trust 2011-1
1.01%, 01/15/2016 (Acquired 10/28/2013, Cost $124,525) (b)	124,365	124,502
1.31%, 11/15/2016 (Acquired 10/28/2013, Cost $892,888) (b)	888,000	894,032
Huntington Auto Trust 2012-1
0.81%, 09/15/2016	321,527	322,144
Hyundai Auto Receivables Trust 2010-B
1.63%, 03/15/2017	389,941	392,388
Hyundai Auto Receivables Trust 2011-B
1.65%, 02/15/2017	443,804	445,553
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	2,104,000	2,104,980
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	955	954
ING IM CLO 2013-3 Ltd
1.69%, 01/18/2026 (Acquired 11/26/2013, Cost $7,400,000) (b)	7,400,000	7,396,300
2.04%, 01/18/2026 (Acquired 11/26/2013, Cost $8,853,210) (b)	9,000,000	8,809,200
John Deere Owner Trust 2012-B
0.69%, 01/15/2019	675,000	675,616
John Deere Owner Trust 2014-A
0.45%, 09/15/2016	3,000,000	3,000,813
JP Morgan Mortgage Acquisition Trust 2006-CH1
0.28%, 07/25/2036	6,726,472	6,463,890
JP Morgan Mortgage Acquisition Trust 2007-CH1
0.28%, 11/25/2036	330,086	328,056
Kgs-alpha Sba Coof Tr 2012-2 Classa 20380825 Flt
0.86%, 08/25/2038 (Acquired 02/19/2014, Cost $669,555) (b)	15,680,280	600,261
Kondaur Mortgage Asset Trust 2013-1 LLC
4.46%, 08/25/2052 (Acquired 10/28/2013, Cost $385,657) (b)	371,207	374,956
KVK CLO 2014-2 Ltd
1.78%, 07/15/2026	4,250,000	4,242,350

KVK CLO Ltd
1.82%, 05/15/2026	7,800,000	7,804,493
3.67%, 05/15/2026	2,000,000	2,014,902
Lake Country Mortgage Loan Trust 2006-HE1
0.50%, 07/25/2034 (Acquired 10/28/2013, Cost $334,703) (b)	338,234	337,284
Long Beach Mortgage Loan Trust 2004-1
0.90%, 02/25/2034	2,253,000	2,121,907
Long Beach Mortgage Loan Trust 2004-3
1.01%, 07/25/2034	133,265	128,146
Long Beach Mortgage Loan Trust 2006-WL2
0.35%, 01/25/2036	109,035	102,891
Macquarie Equipment Funding Trust 2012-A
0.61%, 04/20/2015 (Acquired 10/28/2013, Cost $599,928) (b)	601,246	601,062
Madison Avenue Manufactured Housing Contract Trust 2002-A
2.40%, 03/25/2032	480,687	480,401
Magnetite CLO Ltd
1.70%, 07/25/2026	2,250,000	2,248,875
Magnetite VIII Ltd
1.71%, 04/15/2026	5,750,000	5,744,250
Mastr Asset Backed Securities Trust 2005-HE1
0.87%, 05/25/2035	2,000,000	1,929,416
Mid-State Capital Corp 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $1,107,505) (b)	1,116,438	1,150,634
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $595,127) (b)	578,503	595,251
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $1,079,352) (b)	1,040,995	1,079,728
MMCA Auto Owner Trust 2012-A
1.57%, 08/15/2017 (Acquired 10/28/2013, Cost $2,180,516) (b)	2,172,393	2,191,543
Morgan Stanley ABS Capital I Inc Trust 2004-OP1
1.02%, 11/25/2034	1,737,448	1,551,463
Morgan Stanley ABS Capital I Inc Trust 2006-NC3
0.32%, 03/25/2036	3,120,058	3,093,893
Nationstar Agency Advance Funding Trust 2013-T1A
1.00%, 02/15/2045 (Acquired 10/28/2013, Cost $1,449,212) (b)	1,456,000	1,453,700
1.25%, 02/15/2045 (Acquired 10/28/2013, Cost $453,929) (b)	456,000	455,553
Nationstar Agency Advance Funding Trust 2013-T2A
1.89%, 02/18/2048 (Acquired 10/28/2013, Cost $372,245) (b)	381,000	372,610

Nationstar Home Equity Loan Trust 2006-B
0.32%, 09/25/2036	5,338,189	5,319,937
Navitas Equipment Receivables LLC 2013-1
1.95%, 11/15/2016 (Acquired 10/31/2013, Cost $696,911) (b)	696,920	697,166
New Century Home Equity Loan Trust Series 2003-5
5.50%, 11/25/2033	403,674	415,813
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T1
1.27%, 03/15/2045 (Acquired 03/13/2014, Cost $5,370,999) (b)	5,371,000	5,376,908
Nissan Auto Receivables 2012-A Owner Trust
1.00%, 07/16/2018	344,000	346,102
Nissan Auto Receivables 2014-A Owner Trust
0.42%, 11/15/2016	2,876,000	2,876,777
Normandy Mortgage Loan Co 2013-NPL3 LLC
4.95%, 09/16/2043 (Acquired 10/28/2013, Cost $1,551,065) (b)	1,551,065	1,548,738
Oakwood Mortgage Investors Inc
6.45%, 11/15/2017	5,134	5,352
OnDeck Asset Securitization Trust 2014-1 LLC
3.15%, 05/17/2018 (Acquired 04/30/2014, Cost $2,341,519) (b)	2,342,000	2,342,806
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014, Cost $3,390,350) (b)	3,390,000	3,389,932
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,931) (b)	402,000	405,015
Option One Mortgage Loan Trust
0.99%, 02/25/2033	20,967	19,464
Option One Mortgage Loan Trust 2004-3
1.05%, 11/25/2034	1,691,802	1,558,390
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW
1.09%, 10/25/2034	1,104,039	1,097,028
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH
0.71%, 01/25/2036	4,800,000	4,601,011
PFS Tax Lien Trust 2014-1
1.44%, 05/15/2029 (Acquired 04/29/2014, Cost $849,308) (b)	849,350	853,337
Progreso Receivables Funding I LLC
4.00%, 07/09/2018 (Acquired 04/25/2014, Cost $1,506,246) (b)	1,500,000	1,507,500
3.50%, 07/08/2019	3,000,000	3,000,000

RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	20,334	20,326
RAMP Series 2003-RS7 Trust
5.34%, 08/25/2033	62,667	62,879
RAMP Series 2004-RS11 Trust
1.08%, 11/25/2034	412,755	406,632
RAMP Series 2005-EFC5 Trust
0.49%, 10/25/2035	389,906	386,853
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	25,780	25,310
RAMP Series 2006-RZ1 Trust
0.45%, 03/25/2036	2,076,941	1,977,370
RASC Series 2002-KS4 Trust
0.65%, 07/25/2032	5,671	4,858
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	82,841	82,780
RASC Series 2003-KS5 Trust
0.73%, 07/25/2033	7,433	6,555
3.62%, 07/25/2033	4,808	4,631
RASC Series 2003-KS9 Trust
0.79%, 11/25/2033	8,378	6,893
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	9,563	9,672
RASC Series 2005-KS6 Trust
0.77%, 07/25/2035	1,550,000	1,443,360
RBSHD 2013-1 Trust
4.69%, 10/25/2047 (Acquired 02/20/2014, Cost $1,935,762) (a)(b)	1,924,076	1,951,399
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	314,568	178,515
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	269,767	273,762
Santander Drive Auto Receivables Trust
0.62%, 07/15/2016	233,724	233,774
Santander Drive Auto Receivables Trust 2011-1
2.35%, 11/16/2015	13,947	13,956
Santander Drive Auto Receivables Trust 2011-S2
2.06%, 06/15/2017 (Acquired 10/28/2013, Cost $27,969) (b)	27,957	27,959
2.39%, 06/15/2017 (Acquired 10/28/2013, Cost $357,868) (b)	356,032	356,299

Santander Drive Auto Receivables Trust 2012-3
1.08%, 04/15/2016	91,505	91,560
Santander Drive Auto Receivables Trust 2012-5
0.83%, 12/15/2016	268,288	268,535
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	284,177	287,470
Securitized Asset Backed Receivables LLC Trust 2005-EC1
0.77%, 01/25/2035	661,512	617,600
Securitized Asset Backed Receivables LLC Trust 2005-OP2
0.48%, 10/25/2035 (Acquired 03/13/2014, Cost $2,285,373) (b)	2,313,570	2,280,798
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.54%, 01/25/2036	87,754	64,831
Selene Non-Performing Loans LLC
2.98%, 05/25/2054 (Acquired 05/23/2014, Cost $1,222,000) (b)	1,222,000	1,222,061
SNAAC Auto Receivables Trust 2013-1
1.14%, 07/16/2018 (Acquired 10/28/2013, Cost $181,121) (b)	181,261	181,461
SNAAC Auto Receivables Trust 2014-1
1.03%, 09/17/2018 (Acquired 04/01/2014, Cost $1,744,860) (b)	1,744,911	1,745,188
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
0.82%, 10/25/2035	511,430	496,983
SpringCastle America Funding LLC
3.75%, 04/03/2021 (Acquired 10/28/2013, Cost $2,469,999) (b)	2,476,934	2,498,374
4.00%, 12/03/2024 (Acquired 03/26/2014, Cost $6,947,449) (b)	6,941,271	6,932,861
Springleaf Funding Trust
2.41%, 12/15/2022 (Acquired 03/19/2014, Cost $6,531,924) (b)	6,533,000	6,544,531
3.45%, 12/15/2022 (Acquired 03/19/2014, Cost $582,820) (b)	583,000	583,869
Springleaf Funding Trust 2013-A
2.58%, 09/15/2021 (Acquired 10/28/2013, Cost $6,313,843) (b)	6,347,000	6,393,511
Springleaf Funding Trust 2013-B
3.92%, 01/16/2023 (Acquired 10/28/2013, Cost $509,550) (b)	516,000	531,305
4.82%, 01/16/2023 (Acquired 10/28/2013 through 12/20/2013, Cost $1,119,313) (b)	1,140,000	1,164,510
Stanwich Mortgage Loan Co 2012-NPL4 LLC
2.98%, 09/15/2042 (Acquired 10/28/2013, Cost $513,795) (b)	511,723	512,509
Stanwich Mortgage Loan Co 2012-NPL5 LLC
2.98%, 10/18/2042 (Acquired 10/28/2013, Cost $6,435) (b)	6,438	6,438
Stanwich Mortgage Loan Trust
2.98%, 02/16/2043 (Acquired 10/28/2013, Cost $1,268,514) (b)	1,256,742	1,259,884

Structured Asset Investment Loan Trust 2004-4
0.95%, 04/25/2034	720,327	659,639
Structured Asset Sec Corp Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	81,981	81,604
3.45%, 02/25/2032	214,892	212,201
Structured Asset Securities Corp Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	52,790	55,703
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-6XS
5.53%, 03/25/2034	329,093	340,426
5.55%, 03/25/2034	263,189	272,801
Structured Asset Secutities Corp Mor Pa Th Ce Se 2002 23XS
6.58%, 11/25/2032	138,306	143,468
Tidewater Auto Receivables Trust 2014-A
1.40%, 07/15/2018 (Acquired 06/06/2014 through 06/23/2014, Cost $1,900,344) (b)	1,901,000	1,901,890
1.85%, 12/15/2018 (Acquired 06/06/2014, Cost $2,384,719) (b)	2,385,000	2,384,606
Toyota Auto Receivables 2011-A Owner Trust
1.56%, 05/15/2015	101,668	101,720
Toyota Auto Receivables Owner Trust
0.41%, 08/15/2016	2,602,000	2,603,668
Trafigura Securitisation Finance PLC
2.55%, 10/15/2015 (Acquired 10/28/2013, Cost $2,581,251) (b)	2,569,000	2,595,830
United Auto Credit Securitization Trust 2012-1
1.87%, 09/15/2015 (Acquired 02/11/2014, Cost $579,825) (b)	578,788	579,155
US Residential Opportunity Fund Trust
3.47%, 03/25/2034 (Acquired 03/14/2014, Cost $1,844,720) (b)	1,844,720	1,859,570
USAA Auto Owner Trust 2014-1
0.38%, 10/17/2016 (Acquired 02/25/2014, Cost $1,537,940) (b)	1,538,000	1,538,194
Vericrest Opportunity Loan Transferee
3.25%, 11/25/2053 (Acquired 03/14/2014, Cost $8,275,357) (b)	8,275,357	8,295,400
Vericrest Opportunity Loan Transferee 2014-NPL4 LLC
2.88%, 04/27/2054 (Acquired 06/20/2014, Cost $7,489,249) (b)	7,500,000	7,538,250
Volkswagen Auto Lease Trust 2012-A
0.87%, 07/20/2015	534,645	535,192
VOLT NPL X LLC
3.96%, 11/25/2053 (Acquired 11/4/2013, Cost $575,319) (b)	575,366	578,783
VOLT RLF XII Trust
4.21%, 04/25/2052 (Acquired 12/4/2013, Cost $1,475,463) (b)	1,475,463	1,487,742

VOLT XIX LLC
3.63%, 04/25/2055 (Acquired 11/21/2013, Cost $1,999,289) (b)	2,006,989	2,015,769
VOLT XV LLC
3.25%, 05/26/2054	2,654,848	2,656,175
VOLT XX LLC
3.63%, 03/25/2054 (Acquired 12/11/2013, Cost $3,784,175) (b)	3,800,630	3,824,384
VOLT XXI LLC
3.63%, 11/25/2053 (Acquired 12/18/2013, Cost $3,157,773) (b)	3,170,333	3,186,033
VOLT XXII LLC
3.63%, 10/27/2053 (Acquired 02/20/2014, Cost $3,125,797) (b)	3,125,797	3,152,367
VOLT XXIII LLC
3.63%, 11/25/2053 (Acquired 02/20/2014, Cost $3,105,458) (b)	3,105,458	3,131,509
Westgate Resorts 2012-1 LLC
4.50%, 09/20/2025 (Acquired 10/28/2013, Cost $886,649) (b)	873,953	882,431
Westgate Resorts 2012-2 LLC
3.00%, 01/20/2025 (Acquired 10/28/2013, Cost $977,713) (b)	975,691	982,716
Westgate Resorts LLC
2.50%, 03/20/2025 (Acquired 10/28/2013, Cost $647,353) (b)	648,014	651,059
World Omni Automobile Lease Securitization Trust 2012-A
0.93%, 11/16/2015	136,187	136,341

Total Asset-Backed Obligations (Cost $473,810,485)		$475,337,376

Corporate Bonds - 26.99%
Basic Materials - 1.34%
Agrium Inc
6.13%, 01/15/2041	$2,850,000	$3,394,008
Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $265,244) (b)	215,000	276,768
BHP Billiton Finance USA Ltd
1.00%, 02/24/2015	194,000	194,920
5.40%, 03/29/2017	165,000	184,080
6.50%, 04/01/2019	284,000	341,775
3.85%, 09/30/2023	646,000	677,440
5.00%, 09/30/2043	3,530,000	3,901,303
Dow Chemical Co/The
8.55%, 05/15/2019	96,000	123,386
4.25%, 11/15/2020	499,000	542,457

4.13%, 11/15/2021	441,000	473,283
3.00%, 11/15/2022	448,000	440,617
7.38%, 11/01/2029	339,000	451,639
5.25%, 11/15/2041	199,000	216,562
4.38%, 11/15/2042	1,570,000	1,498,774
Eastman Chemical Co
4.50%, 01/15/2021	5,175,000	5,507,178
Ecolab Inc
1.45%, 12/08/2017	5,928,000	5,935,588
5.50%, 12/08/2041	103,000	120,128
EI du Pont de Nemours & Co
1.95%, 01/15/2016	382,000	390,380
6.00%, 07/15/2018	516,000	602,859
5.60%, 12/15/2036	155,000	183,584
4.90%, 01/15/2041	222,000	241,853
Freeport-McMoRan Copper & Gold Inc
2.15%, 03/01/2017	1,001,000	1,021,682
3.55%, 03/01/2022	5,025,000	4,976,257
3.88%, 03/15/2023	723,000	720,799
5.45%, 03/15/2043	269,000	279,084
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,543,388) (b)	3,160,000	3,647,414
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,245,671) (b)	5,380,000	5,511,961
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $519,514) (b)	537,000	535,633
4.13%, 05/30/2023 (Acquired 12/02/2013, Cost $51,602) (b)	54,000	54,235
Goldcorp Inc
3.63%, 06/09/2021	1,810,000	1,830,601
International Paper Co
6.00%, 11/15/2041	3,150,000	3,711,913
Lubrizol Corp
8.88%, 02/01/2019	1,205,000	1,547,564
LYB International Finance BV
5.25%, 07/15/2043	760,000	832,269
LyondellBasell Industries NV
5.00%, 04/15/2019	3,690,000	4,162,232

MeadWestvaco Corp
7.38%, 09/01/2019	3,300,000	3,993,683
Monsanto Co
2.75%, 07/15/2021	622,000	621,757
3.38%, 07/15/2024	870,000	875,751
4.20%, 07/15/2034	665,000	671,168
4.40%, 07/15/2044	605,000	606,329
4.70%, 07/15/2064	121,000	121,468
Mosaic Co/The
3.75%, 11/15/2021	1,227,000	1,276,177
4.25%, 11/15/2023	746,000	787,520
5.45%, 11/15/2033	814,000	912,116
4.88%, 11/15/2041	52,000	53,069
5.63%, 11/15/2043	2,650,000	3,019,731
Nucor Corp
4.00%, 08/01/2023	176,000	182,351
Placer Dome Inc
6.45%, 10/15/2035	203,000	216,930
Plum Creek Timberlands LP
5.88%, 11/15/2015	468,000	496,865
Potash Corp of Saskatchewan Inc
3.25%, 12/01/2017	31,000	32,719
6.50%, 05/15/2019	392,000	469,827
PPG Industries Inc
6.65%, 03/15/2018	645,000	751,262
9.00%, 05/01/2021	217,000	284,190
5.50%, 11/15/2040	118,000	139,579
Praxair Inc
4.63%, 03/30/2015	196,000	202,242
5.20%, 03/15/2017	50,000	55,436
Rio Tinto Alcan Inc
5.75%, 06/01/2035	54,000	61,263
Rio Tinto Finance USA Ltd
9.00%, 05/01/2019	797,000	1,044,907
3.50%, 11/02/2020	132,000	138,109
3.75%, 09/20/2021	388,000	408,643
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	461,000	466,414

Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,643) (b)	537,000	563,689
Union Carbide Corp
7.50%, 06/01/2025	624,000	794,157
7.75%, 10/01/2096	681,000	838,035
Vale Overseas Ltd
4.38%, 01/11/2022	5,000,000	5,133,500
8.25%, 01/17/2034	424,000	528,099
6.88%, 11/21/2036	167,000	184,876
6.88%, 11/10/2039	107,000	118,828
Westvaco Corp
9.75%, 06/15/2020	17,000	22,174
8.20%, 01/15/2030	537,000	705,196
Xstrata Finance Canada Ltd
5.80%, 11/15/2016 (Acquired 10/28/2013 through 11/26/2013, Cost $203,420) (b)	188,000	206,864
3.60%, 01/15/2017 (Acquired 02/06/2014, Cost $6,282,340) (b)	6,016,000	6,311,752
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,807,145) (b)	5,000,000	5,064,080
Yara International ASA
5.25%, 12/15/2014 (Acquired 10/28/2013, Cost $687,477) (b)	676,000	690,118

		93,581,100

Communications - 2.44%
21st Century Fox America Inc
8.00%, 10/17/2016	114,000	131,737
7.25%, 05/18/2018	203,000	244,003
3.00%, 09/15/2022	380,000	374,114
8.88%, 04/26/2023	108,000	145,566
9.50%, 07/15/2024	175,000	238,771
7.30%, 04/30/2028	454,000	573,721
7.63%, 11/30/2028	310,000	404,273
6.20%, 12/15/2034	258,000	315,845
6.65%, 11/15/2037	310,000	393,619
6.90%, 08/15/2039	155,000	202,753
6.15%, 02/15/2041	3,790,000	4,593,340
America Movil SAB de CV
2.38%, 09/08/2016	441,000	453,450
5.00%, 10/16/2019	3,500,000	3,934,910
5.00%, 03/30/2020	7,300,000	8,093,291
3.13%, 07/16/2022	374,000	368,016
6.13%, 03/30/2040	283,000	333,323

AT&T Inc
0.90%, 02/12/2016	329,000	329,871
5.63%, 06/15/2016	237,000	258,945
5.50%, 02/01/2018	543,000	614,483
4.45%, 05/15/2021	722,000	792,805
3.88%, 08/15/2021	134,000	142,556
3.90%, 03/11/2024	3,750,000	3,879,697
6.30%, 01/15/2038	743,000	899,162
5.35%, 09/01/2040	1,094,000	1,189,966
4.30%, 12/15/2042	1,122,000	1,062,102
4.80%, 06/15/2044	5,695,000	5,813,792
4.35%, 06/15/2045	511,000	484,386
BellSouth Corp
5.20%, 09/15/2014	604,000	609,899
BellSouth Telecommunications LLC
6.30%, 12/15/2015	58,000	59,391
British Telecommunications PLC
5.95%, 01/15/2018	289,000	330,553
2.35%, 02/14/2019	220,000	221,828
9.63%, 12/15/2030	721,000	1,148,375
CBS Corp
1.95%, 07/01/2017	4,840,000	4,920,431
8.88%, 05/15/2019	181,000	234,649
5.75%, 04/15/2020	147,000	170,352
4.30%, 02/15/2021	155,000	166,853
7.88%, 09/01/2023	129,000	164,552
7.88%, 07/30/2030	622,000	835,832
5.50%, 05/15/2033	77,000	84,445
5.90%, 10/15/2040	67,000	76,515
Centel Capital Corp
9.00%, 10/15/2019	464,000	564,626
CenturyLink Inc
5.15%, 06/15/2017	322,000	347,760
Cisco Systems Inc
5.50%, 02/22/2016	155,000	167,514

2.90%, 03/04/2021	186,000	188,855
3.63%, 03/04/2024	550,000	565,320
5.90%, 02/15/2039	515,000	628,655
5.50%, 01/15/2040	481,000	560,053
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022	542,000	787,795
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	125,239
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	259,768
Comcast Corp
5.90%, 03/15/2016	134,000	145,882
6.50%, 01/15/2017	103,000	117,159
4.25%, 01/15/2033	1,895,000	1,946,610
6.50%, 11/15/2035	1,342,000	1,738,573
6.45%, 03/15/2037	310,000	395,403
6.95%, 08/15/2037	107,000	144,240
4.50%, 01/15/2043	1,765,000	1,799,365
Cox Communications Inc
5.45%, 12/15/2014	86,000	87,894
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $318,576) (b)	348,000	340,780
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $164,897) (b)	134,000	187,742
Cox Enterprises Inc
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $319,834) (b)	273,000	340,037
Crown Castle Towers LLC
3.21%, 08/15/2015 (Acquired 10/28/2013, Cost $290,350) (b)	287,000	291,576
Deutsche Telekom International Finance BV
4.88%, 07/08/2014	433,000	433,268
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,615,130) (b)	4,529,000	4,646,351
6.00%, 07/08/2019	209,000	245,260
8.75%, 06/15/2030	648,000	947,696
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,048) (b)	240,000	251,040
DIRECTV Holdings LLC / DIRECTV Financing Co Inc
4.60%, 02/15/2021	578,000	631,079
5.00%, 03/01/2021	446,000	497,879
3.80%, 03/15/2022	619,000	639,189
6.00%, 08/15/2040	2,106,000	2,424,710
6.38%, 03/01/2041	329,000	397,982
5.15%, 03/15/2042	40,000	42,005

Discovery Communications LLC
4.38%, 06/15/2021	752,000	813,994
4.95%, 05/15/2042	261,000	266,169
eBay Inc
2.60%, 07/15/2022	236,000	226,102
4.00%, 07/15/2042	213,000	190,365
GTE Corp
8.75%, 11/01/2021	114,000	151,089
6.94%, 04/15/2028	351,000	437,565
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 (Acquired 10/28/2013, Cost $1,148,804) (b)	1,087,000	1,124,219
Historic TW Inc
9.15%, 02/01/2023	347,000	480,683
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	772,465
6.40%, 04/30/2040	372,000	476,922
5.95%, 04/01/2041	527,000	647,031
New Cingular Wireless Services Inc
8.75%, 03/01/2031	1,140,000	1,698,421
Nippon Telegraph & Telephone Corp
1.40%, 07/18/2017	237,000	238,400
Orange SA
2.75%, 09/14/2016	437,000	453,359
2.75%, 02/06/2019	3,000,000	3,073,062
8.75%, 03/01/2031	655,000	985,807
Qwest Corp
6.75%, 12/01/2021	3,866,000	4,475,823
Rogers Communications Inc
4.10%, 10/01/2023	955,000	995,584
8.75%, 05/01/2032	258,000	362,450
SK Telecom Co Ltd
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $434,946) (b)	361,000	453,926
Sprint Capital Corp
6.90%, 05/01/2019	301,000	331,853
8.75%, 03/15/2032	38,000	43,890

TCI Communications Inc
8.75%, 08/01/2015	44,000	47,947
7.13%, 02/15/2028	138,000	183,346
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,737,500
7.18%, 06/18/2019	215,000	248,594
7.20%, 07/18/2036	1,644,000	1,820,730
Telefonica Emisiones SAU
6.42%, 06/20/2016	468,000	515,217
6.22%, 07/03/2017	545,000	616,742
3.19%, 04/27/2018	221,000	230,962
5.88%, 07/15/2019	490,000	568,100
5.46%, 02/16/2021	233,000	264,564
Thomson Reuters Corp
4.70%, 10/15/2019	222,000	245,808
3.95%, 09/30/2021	934,000	977,938
4.50%, 05/23/2043	312,000	296,517
Time Warner Cable Inc
5.85%, 05/01/2017	100,000	112,467
6.75%, 07/01/2018	5,490,000	6,496,372
8.75%, 02/14/2019	184,000	235,975
8.25%, 04/01/2019	222,000	281,303
6.55%, 05/01/2037	375,000	466,609
7.30%, 07/01/2038	253,000	340,341
6.75%, 06/15/2039	539,000	694,666
5.88%, 11/15/2040	475,000	554,069
5.50%, 09/01/2041	385,000	430,695
Time Warner Entertainment Co LP
8.38%, 03/15/2023	208,000	281,307
8.38%, 07/15/2033	671,000	984,442
Time Warner Inc
4.75%, 03/29/2021	585,000	648,675
4.00%, 01/15/2022	900,000	949,023
3.55%, 06/01/2024	3,600,000	3,574,328
7.63%, 04/15/2031	4,513,000	6,200,898
7.70%, 05/01/2032	842,000	1,169,238
6.50%, 11/15/2036	257,000	314,490

6.20%, 03/15/2040	323,000	383,983
6.25%, 03/29/2041	170,000	204,570
5.38%, 10/15/2041	181,000	196,732
4.65%, 06/01/2044	4,275,000	4,193,694
Verizon Communications Inc
2.50%, 09/15/2016	199,000	205,118
1.35%, 06/09/2017	889,000	888,703
4.50%, 09/15/2020	1,070,000	1,176,991
5.15%, 09/15/2023	1,030,000	1,152,666
7.75%, 12/01/2030	1,817,000	2,491,865
6.40%, 09/15/2033	16,483,000	20,190,653
5.85%, 09/15/2035	149,000	174,045
6.40%, 02/15/2038	114,000	139,232
7.35%, 04/01/2039	454,000	606,064
6.55%, 09/15/2043	9,020,000	11,351,138
Verizon Maryland LLC
5.13%, 06/15/2033	103,000	104,946
Verizon New England Inc
7.88%, 11/15/2029	279,000	355,699
Verizon New York Inc
7.38%, 04/01/2032	91,000	112,778
Verizon Pennsylvania LLC
6.00%, 12/01/2028	439,000	477,734
8.35%, 12/15/2030	540,000	703,106
Viacom Inc
1.25%, 02/27/2015	173,000	173,967
4.50%, 03/01/2021	62,000	67,669
3.88%, 12/15/2021	581,000	608,533
3.13%, 06/15/2022	224,000	219,952
3.25%, 03/15/2023	69,000	68,116
4.50%, 02/27/2042	209,000	199,454
4.38%, 03/15/2043	718,000	666,487
Vodafone Group PLC
1.63%, 03/20/2017	857,000	863,904
1.50%, 02/19/2018	784,000	778,780
5.45%, 06/10/2019	78,000	89,488

		171,213,586

Consumer, Cyclical - 1.08%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 10/28/2013, Cost $371,238) (b)	388,508	393,365
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	140,500	152,794
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023 (Acquired 10/28/2013 through 11/20/2013, Cost $5,224,674) (b)	4,991,740	5,403,558
Arrow Electronics Inc
3.38%, 11/01/2015	336,000	346,747
3.00%, 03/01/2018	197,000	203,678
6.88%, 06/01/2018	279,000	322,996
6.00%, 04/01/2020	478,000	535,478
4.50%, 03/01/2023	183,000	191,262
7.50%, 01/15/2027	992,000	1,224,440
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	22,761	24,468
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	44,824	50,875
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	5,080,933	5,690,645
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	212,789	217,045
CVS Caremark Corp
4.00%, 12/05/2023	6,000,000	6,278,796
6.13%, 09/15/2039	206,000	256,506
5.75%, 05/15/2041	701,000	840,518
5.30%, 12/05/2043	3,260,000	3,685,319
CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $777,651) (b)	703,073	803,283
Daimler Finance North America LLC
1.65%, 04/10/2015 (Acquired 10/28/2013, Cost $1,195,786) (b)	1,189,000	1,200,463
2.63%, 09/15/2016 (Acquired 10/28/2013, Cost $555,993) (b)	542,000	560,002
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,042,600) (b)	1,011,000	1,051,405
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,075,244) (b)	3,080,000	3,107,892
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $196,024) (b)	195,000	199,742
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,215,205) (b)	3,250,000	3,276,523
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $698,677) (b)	700,000	705,893
8.50%, 01/18/2031	155,000	235,117

Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,292,057	3,884,628
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	340,798	371,469
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	113,319	124,934
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	363,201	394,073
DR Horton Inc
6.50%, 04/15/2016	107,000	115,828
Ford Motor Co
4.75%, 01/15/2043	6,130,000	6,197,363
Gap Inc/The
5.95%, 04/12/2021	391,000	452,498
Home Depot Inc/The
5.40%, 03/01/2016	475,000	512,569
4.40%, 04/01/2021	77,000	86,300
5.88%, 12/16/2036	5,490,000	6,790,998
4.40%, 03/15/2045	268,000	272,074
Johnson Controls Inc
4.25%, 03/01/2021	344,000	371,048
3.75%, 12/01/2021	475,000	496,062
3.63%, 07/02/2024	161,000	161,709
6.00%, 01/15/2036	107,000	128,325
5.25%, 12/01/2041	722,000	797,589
4.95%, 07/02/2064	1,380,000	1,397,961
Kohl’s Corp
6.25%, 12/15/2017	103,000	118,632
Lowe’s Cos Inc
7.11%, 05/15/2037	361,000	482,121
5.13%, 11/15/2041	238,000	265,171
4.65%, 04/15/2042	449,000	471,125
Macy’s Retail Holdings Inc
7.45%, 07/15/2017	134,000	157,330
2.88%, 02/15/2023	421,000	404,114
4.38%, 09/01/2023	192,000	203,466
5.13%, 01/15/2042	101,000	107,134

Nissan Motor Acceptance Corp
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $716,225) (b)	727,000	727,261
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $506,925) (b)	500,000	513,128
Nordstrom Inc
4.00%, 10/15/2021	398,000	426,038
PACCAR Financial Corp
1.60%, 03/15/2017	407,000	412,021
0.83%, 12/06/2018	3,000,000	3,027,504
Target Corp
6.00%, 01/15/2018	217,000	249,861
3.50%, 07/01/2024	355,000	359,006
Toyota Motor Credit Corp
3.20%, 06/17/2015	572,000	587,712
2.00%, 09/15/2016	1,600,000	1,641,321
2.05%, 01/12/2017	402,000	412,940
1.75%, 05/22/2017	516,000	525,921
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018	25,592	27,639
Walgreen Co
3.10%, 09/15/2022	871,000	855,717
Wal-Mart Stores Inc
3.30%, 04/22/2024	3,820,000	3,860,312
7.55%, 02/15/2030	72,000	102,414
5.25%, 09/01/2035	124,000	143,467
6.20%, 04/15/2038	108,000	138,179

		75,733,772

Consumer, Non-cyclical - 2.62%
AbbVie Inc
1.75%, 11/06/2017	866,000	870,723
2.90%, 11/06/2022	574,000	555,078
Actavis Funding SCS
3.85%, 06/15/2024 (Acquired 06/10/2014, Cost $535,972) (b)	538,000	543,838
4.85%, 06/15/2044 (Acquired 06/11/2014, Cost $3,216,704) (b)	3,240,000	3,270,615
Actavis Inc
3.25%, 10/01/2022	271,000	266,251

ADT Corp/The
3.50%, 07/15/2022	577,000	525,070
4.13%, 06/15/2023	217,000	200,182
4.88%, 07/15/2042	323,000	269,705
Aetna Inc
6.50%, 09/15/2018	4,000,000	4,729,120
6.75%, 12/15/2037	341,000	453,227
4.50%, 05/15/2042	205,000	208,571
Amgen Inc
5.70%, 02/01/2019	204,000	236,009
4.50%, 03/15/2020	123,000	133,273
3.88%, 11/15/2021	722,000	761,930
5.75%, 03/15/2040	4,215,000	4,892,018
4.95%, 10/01/2041	464,000	488,323
5.15%, 11/15/2041	1,496,000	1,605,259
5.65%, 06/15/2042	522,000	595,403
5.38%, 05/15/2043	1,650,000	1,820,742
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	117,031
5.75%, 04/01/2036	114,000	137,560
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024	960,000	985,253
Anheuser-Busch InBev Worldwide Inc
7.75%, 01/15/2019	728,000	899,396
Archer-Daniels-Midland Co
5.94%, 10/01/2032	227,000	277,822
Baxter International Inc
4.63%, 03/15/2015	52,000	53,558
1.85%, 06/15/2018	183,000	183,280
3.65%, 08/15/2042	1,900,000	1,677,000
Becton Dickinson and Co
5.00%, 05/15/2019	72,000	81,545
Bunge Ltd Finance Corp
5.10%, 07/15/2015	138,000	143,738
3.20%, 06/15/2017	4,010,000	4,180,966
8.50%, 06/15/2019	4,456,000	5,599,512
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	521,543

Cargill Inc
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $181,163) (b)	160,000	182,508
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $354,982) (b)	294,000	354,261
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $299,277) (b)	281,000	308,641
3.30%, 03/01/2022 (Acquired 12/28/2013, Cost $791,780) (b)	800,000	799,116
Celgene Corp
3.25%, 08/15/2022	1,020,000	1,017,739
4.00%, 08/15/2023	298,000	310,339
3.63%, 05/15/2024	440,000	441,028
Cigna Corp
5.38%, 02/15/2042	3,040,000	3,467,774
Coca-Cola Co/The
4.88%, 03/15/2019	160,000	182,112
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	9,890,000	10,009,214
ConAgra Foods Inc
1.30%, 01/25/2016	235,000	236,953
5.82%, 06/15/2017	644,000	723,734
2.10%, 03/15/2018	238,000	238,760
4.95%, 08/15/2020	215,000	238,277
9.75%, 03/01/2021	1,750,000	2,282,583
7.00%, 10/01/2028	1,250,000	1,591,770
Diageo Capital PLC
1.50%, 05/11/2017	405,000	409,637
4.83%, 07/15/2020	287,000	323,536
Diageo Finance BV
5.30%, 10/28/2015	222,000	235,980
Diageo Investment Corp
8.00%, 09/15/2022	516,000	675,674
ERAC USA Finance LLC
2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $282,375) (b)	275,000	283,604
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $46,703) (b)	41,000	47,156
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,957,218) (b)	4,875,000	5,035,051
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $420,834) (b)	400,000	435,195
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $583,345) (b)	508,000	635,823
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $369,088) (b)	357,000	403,844

Express Scripts Holding Co
2.65%, 02/15/2017	7,518,000	7,810,473
4.75%, 11/15/2021	4,000,000	4,427,124
3.50%, 06/15/2024	897,000	887,603
FBG Finance Pty Ltd
5.13%, 06/15/2015 (Acquired 10/28/2013, Cost $426,372) (b)	410,000	426,938
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	489,059
Gilead Sciences Inc
3.70%, 04/01/2024	900,000	923,491
5.65%, 12/01/2041	2,910,000	3,429,144
GlaxoSmithKline Capital Inc
5.65%, 05/15/2018	320,000	367,010
6.38%, 05/15/2038	217,000	280,692
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 06/27/2014, Cost $3,004,920) (b)	3,000,000	2,994,060
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $296,090) (b)	299,000	298,856
Hospira Inc
6.05%, 03/30/2017	537,000	592,426
Humana Inc
7.20%, 06/15/2018	215,000	255,394
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,151,000
4.50%, 12/05/2043	3,650,000	3,921,943
Kellogg Co
1.75%, 05/17/2017	262,000	265,115
3.25%, 05/21/2018	234,000	246,320
Kimberly-Clark Corp
7.50%, 11/01/2018	52,000	64,135
2.40%, 03/01/2022	140,000	136,482
Kraft Foods Group Inc
6.13%, 08/23/2018	531,000	616,314
5.38%, 02/10/2020	318,000	361,707
3.50%, 06/06/2022	588,000	603,738
6.88%, 01/26/2039	1,049,000	1,372,000
6.50%, 02/09/2040	310,000	393,120
5.00%, 06/04/2042	505,000	539,894

Kroger Co/The
2.20%, 01/15/2017	399,000	409,414
6.40%, 08/15/2017	62,000	71,028
6.15%, 01/15/2020	206,000	241,857
4.00%, 02/01/2024	63,000	65,357
7.50%, 04/01/2031	1,271,000	1,674,985
5.40%, 07/15/2040	95,000	104,778
5.00%, 04/15/2042	1,434,000	1,515,689
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,755,556
McKesson Corp
0.95%, 12/04/2015	144,000	144,581
Medco Health Solutions Inc
2.75%, 09/15/2015	223,000	228,332
Merck & Co Inc
1.30%, 05/18/2018	107,000	105,937
2.40%, 09/15/2022	376,000	362,600
2.80%, 05/18/2023	361,000	352,756
4.15%, 05/18/2043	4,000,000	3,914,292
Mondelez International Inc
2.25%, 02/01/2019	6,550,000	6,594,841
5.38%, 02/10/2020	1,161,000	1,334,570
4.00%, 02/01/2024	1,590,000	1,646,911
Mylan Inc/PA
6.00%, 11/15/2018 (Acquired 12/26/2013, Cost $692,882) (b)	662,000	692,412
2.55%, 03/28/2019	600,000	604,397
7.88%, 07/15/2020 (Acquired 11/18/2013, Cost $5,522,973) (b)	5,000,000	5,534,295
Novartis Capital Corp
2.40%, 09/21/2022	6,440,000	6,203,195
3.40%, 05/06/2024	922,000	933,852
PepsiCo Inc
0.80%, 08/25/2014	96,000	96,089
1.25%, 08/13/2017	1,175,000	1,178,880
7.90%, 11/01/2018	24,000	29,874
3.00%, 08/25/2021	258,000	261,884
Perrigo Co PLC
2.30%, 11/08/2018 (Acquired 12/17/2013, Cost $4,220,424) (b)	4,223,000	4,221,264

Pfizer Inc
3.00%, 06/15/2023	449,000	448,436
4.30%, 06/15/2043	4,170,000	4,211,604
Procter & Gamble - Esop
9.36%, 01/01/2021	191,967	241,701
Procter & Gamble Co/The
5.50%, 02/01/2034	103,000	124,310
Roche Holdings Inc
7.00%, 03/01/2039 (Acquired 11/26/2013, Cost $3,198,084) (b)	2,400,000	3,411,768
RR Donnelley & Sons Co
8.60%, 08/15/2016	269,000	308,678
6.13%, 01/15/2017	11,000	12,017
7.63%, 06/15/2020	107,000	121,445
SABMiller Holdings Inc
1.85%, 01/15/2015 (Acquired 10/28/2013, Cost $393,198) (b)	391,000	393,750
2.20%, 08/01/2018 (Acquired 12/17/2013, Cost $5,115,079) (b)	5,080,000	5,133,604
3.75%, 01/15/2022 (Acquired 10/28/2013, Cost $492,671) (b)	481,000	498,059
SABMiller PLC
6.50%, 07/01/2016 (Acquired 10/28/2013, Cost $96,988) (b)	88,000	97,280
UnitedHealth Group Inc
3.38%, 11/15/2021	685,000	703,300
2.75%, 02/15/2023	186,000	180,269
2.88%, 03/15/2023	310,000	304,104
6.63%, 11/15/2037	562,000	745,383
4.38%, 03/15/2042	5,170,000	5,174,028
Ventas Realty LP
3.75%, 05/01/2024	382,000	381,480
Warner Chilcott Co LLC / Warner Chilcott Finance LLC
7.75%, 09/15/2018	6,250,000	6,570,562
WellPoint Inc
2.30%, 07/15/2018	289,000	294,427
3.13%, 05/15/2022	484,000	483,285
3.30%, 01/15/2023	271,000	270,677
4.63%, 05/15/2042	400,000	407,254
4.65%, 01/15/2043	391,000	397,539
5.10%, 01/15/2044	5,191,000	5,652,469

Wm Wrigley Jr Co
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,984,014) (b)	4,960,000	5,085,929
Wyeth LLC
6.45%, 02/01/2024	82,000	101,418
Zoetis Inc
4.70%, 02/01/2043	300,000	304,706

		183,346,996

Diversified - 0.12%
Hutchison Whampoa International 09 Ltd
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $730,277) (b)	612,000	747,302
Hutchison Whampoa International 09/19 Ltd
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,973,210) (b)	6,175,000	7,095,600
Hutchison Whampoa International 12 II Ltd
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $420,703) (b)	450,000	441,774

		8,284,676

Energy - 3.40%
Alberta Energy Co Ltd
7.38%, 11/01/2031	274,000	357,123
Anadarko Finance Co
7.50%, 05/01/2031	206,000	280,454
Anadarko Holding Co
7.15%, 05/15/2028	170,000	218,213
Anadarko Petroleum Corp
6.38%, 09/15/2017	722,000	831,267
8.70%, 03/15/2019	664,000	855,455
6.95%, 06/15/2019	2,975,000	3,640,948
6.45%, 09/15/2036	4,125,000	5,260,394
0.00%, 10/10/2036	4,000,000	1,546,808
ANR Pipeline Co
9.63%, 11/01/2021	337,000	475,238
Apache Corp
6.90%, 09/15/2018	258,000	308,941
3.25%, 04/15/2022	99,000	101,830
4.75%, 04/15/2043	416,000	435,961
BP Capital Markets PLC
3.88%, 03/10/2015	568,000	582,146
1.85%, 05/05/2017	689,000	703,682
1.38%, 11/06/2017	229,000	229,323

2.24%, 05/10/2019	400,000	403,434
4.74%, 03/11/2021	640,000	717,550
3.25%, 05/06/2022	262,000	265,240
2.75%, 05/10/2023	262,000	251,673
3.81%, 02/10/2024	3,993,000	4,125,376
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,948,360
Burlington Resources Finance Co
7.40%, 12/01/2031	53,000	74,779
Burlington Resources Inc
8.20%, 03/15/2025	206,000	280,567
Cameron International Corp
1.60%, 04/30/2015	177,000	178,371
3.60%, 04/30/2022	5,900,000	6,043,229
4.00%, 12/15/2023	163,000	168,898
Canadian Natural Resources Ltd
5.90%, 02/01/2018	41,000	46,760
7.20%, 01/15/2032	41,000	54,148
6.45%, 06/30/2033	150,000	187,530
6.50%, 02/15/2037	118,000	150,092
6.25%, 03/15/2038	478,000	595,088
6.75%, 02/01/2039	206,000	269,701
Cenovus Energy Inc
3.00%, 08/15/2022	184,000	180,789
6.75%, 11/15/2039	351,000	456,345
4.45%, 09/15/2042	427,000	422,927
CenterPoint Energy Resources Corp
6.13%, 11/01/2017	55,000	62,914
4.50%, 01/15/2021	103,000	113,155
Chevron Corp
4.95%, 03/03/2019	526,000	599,124
2.36%, 12/05/2022	315,000	302,798
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023	2,000,000	1,888,434
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	1,165,000	1,194,514

Conoco Funding Co
7.25%, 10/15/2031	54,000	76,250
ConocoPhillips
5.20%, 05/15/2018	155,000	174,611
5.75%, 02/01/2019	206,000	239,848
6.00%, 01/15/2020	150,000	178,466
6.50%, 02/01/2039	150,000	201,164
ConocoPhillips Canada Funding Co I
5.63%, 10/15/2016	126,000	139,608
Continental Resources Inc/OK
4.50%, 04/15/2023	5,700,000	6,088,660
DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $6,168,282) (b)	4,960,000	6,395,260
Devon Energy Corp
0.77%, 12/15/2016	4,000,000	4,018,524
1.88%, 05/15/2017	3,385,000	3,443,476
6.30%, 01/15/2019	1,174,000	1,378,508
3.25%, 05/15/2022	596,000	600,371
4.75%, 05/15/2042	323,000	335,633
El Paso Pipeline Partners Operating Co LLC
5.00%, 10/01/2021	4,875,000	5,329,579
7.50%, 11/15/2040	483,000	622,267
Encana Corp
6.50%, 05/15/2019	240,000	285,692
6.50%, 08/15/2034	118,000	145,439
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	140,253
4.65%, 06/01/2021	5,000,000	5,385,955
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $546,580) (b)	557,000	632,245
Enterprise Products Operating LLC
3.90%, 02/15/2024	2,500,000	2,586,148
4.85%, 08/15/2042	4,000,000	4,136,352
EOG Resources Inc
6.88%, 10/01/2018	186,000	222,824
4.10%, 02/01/2021	547,000	595,752
2.63%, 03/15/2023	249,000	240,294

Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/2019 (Acquired 11/21/2013, Cost $2,125,876) (b)	1,750,000	2,124,063
Halliburton Co
6.15%, 09/15/2019	77,000	91,873
3.50%, 08/01/2023	332,000	340,485
6.70%, 09/15/2038	350,000	471,367
7.45%, 09/15/2039	521,000	754,305
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $351,087) (b)	258,000	384,635
Hess Corp
7.88%, 10/01/2029	173,000	238,391
Husky Energy Inc
6.20%, 09/15/2017	3,630,000	4,148,578
6.15%, 06/15/2019	119,000	139,056
Kerr-McGee Corp
6.95%, 07/01/2024	127,000	163,114
7.88%, 09/15/2031	1,041,000	1,470,251
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	107,000	137,137
7.30%, 08/15/2033	1,650,000	2,096,993
6.95%, 01/15/2038	242,000	298,355
6.50%, 09/01/2039	107,000	126,225
5.00%, 08/15/2042	3,544,000	3,522,765
Kinder Morgan Finance Co LLC
5.70%, 01/05/2016	97,000	101,850
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	244,801
5.15%, 10/15/2043	941,000	1,031,077
Marathon Oil Corp
6.00%, 10/01/2017	289,000	330,406
5.90%, 03/15/2018	291,000	333,097
Murphy Oil Corp
4.00%, 06/01/2022	537,000	543,514
Nabors Industries Inc
2.35%, 09/15/2016	5,000,000	5,104,340
6.15%, 02/15/2018	118,000	134,438
5.00%, 09/15/2020	1,190,000	1,335,216
4.63%, 09/15/2021	600,000	649,911

National Oilwell Varco Inc
6.13%, 08/15/2015	757,000	757,816
1.35%, 12/01/2017	162,000	162,045
Nexen Energy ULC
6.40%, 05/15/2037	408,000	490,963
7.50%, 07/30/2039	4,000,000	5,413,132
Noble Energy Inc
8.25%, 03/01/2019	323,000	407,195
5.25%, 11/15/2043	2,675,000	2,948,947
Noble Holding International Ltd
3.95%, 03/15/2022	90,000	92,183
5.25%, 03/15/2042	64,000	66,285
Occidental Petroleum Corp
1.75%, 02/15/2017	251,000	255,643
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $422,310) (b)	425,000	425,000
ONEOK Partners LP
6.15%, 10/01/2016	365,000	406,623
3.20%, 09/15/2018	1,300,000	1,356,429
8.63%, 03/01/2019	353,000	445,655
6.20%, 09/15/2043	2,500,000	2,988,573
PC Financial Partnership
5.00%, 11/15/2014	119,000	120,974
Pemex Project Funding Master Trust
5.75%, 03/01/2018	301,000	339,378
6.63%, 06/15/2035	5,107,000	6,013,492
Petrobras Global Finance BV
2.00%, 05/20/2016	3,000,000	3,004,332
2.59%, 03/17/2017	1,050,000	1,062,495
3.25%, 03/17/2017	1,000,000	1,025,290
4.38%, 05/20/2023	788,000	758,883
6.25%, 03/17/2024	1,867,000	1,987,235
Petrobras International Finance Co
3.50%, 02/06/2017	537,000	551,230
5.88%, 03/01/2018	4,000,000	4,358,596
7.88%, 03/15/2019	206,000	240,163
5.75%, 01/20/2020	107,000	114,362
5.38%, 01/27/2021	743,000	774,377
6.75%, 01/27/2041	114,000	117,420

Petro-Canada
6.05%, 05/15/2018	263,000	304,381
6.80%, 05/15/2038	330,000	436,832
Petrofac Ltd
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,107,805) (b)	5,029,000	5,220,389
Petrohawk Energy Corp
7.25%, 08/15/2018	5,742,000	6,000,390
Petroleos Mexicanos
5.50%, 01/21/2021	7,000,000	7,857,500
4.88%, 01/24/2022	4,000,000	4,327,200
4.88%, 01/18/2024 (Acquired 01/15/2014, Cost $361,014) (b)	363,000	389,317
6.38%, 01/23/2045 (Acquired 01/15/2014, Cost $2,979,545) (b)	3,002,000	3,486,073
Phillips 66
2.95%, 05/01/2017	241,000	252,576
4.30%, 04/01/2022	5,736,000	6,208,090
Pioneer Natural Resources Co
5.88%, 07/15/2016	211,000	230,892
Plains Exploration & Production Co
7.63%, 04/01/2020	918,000	1,002,915
6.75%, 02/01/2022	1,000,000	1,136,250
Pride International Inc
8.50%, 06/15/2019	500,000	637,062
QEP Resources Inc
6.80%, 03/01/2020	107,000	116,898
Reliance Holding USA Inc
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $2,033,071) (b)	2,000,000	2,159,518
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $183,367) (b)	215,000	221,450
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $339,955) (b)	337,000	349,555
3.65%, 12/01/2023	3,754,000	3,903,901
Shell International Finance BV
3.10%, 06/28/2015	103,000	105,813
1.13%, 08/21/2017	504,000	502,969
4.30%, 09/22/2019	310,000	344,536
4.38%, 03/25/2020	885,000	984,566
6.38%, 12/15/2038	619,000	815,552

Sinopec Group Overseas Development 2013 Ltd
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $476,105) (b)	475,000	495,957
Sinopec Group Overseas Development 2014 Ltd
1.75%, 04/10/2017 (Acquired 04/02/2014, Cost $3,990,920) (b)	4,000,000	4,001,824
Southern Natural Gas Co LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $166,495) (b)	150,000	168,620
Spectra Energy Capital LLC
5.67%, 08/15/2014	143,000	143,953
8.00%, 10/01/2019	515,000	649,771
5.65%, 03/01/2020	253,000	285,429
3.30%, 03/15/2023	467,000	446,943
7.50%, 09/15/2038	257,000	334,001
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	317,640
5.95%, 09/25/2043	207,000	246,612
Statoil ASA
3.13%, 08/17/2017	304,000	321,749
1.20%, 01/17/2018	221,000	219,404
5.25%, 04/15/2019	382,000	438,578
3.15%, 01/23/2022	237,000	242,189
2.45%, 01/17/2023	280,000	268,760
2.65%, 01/15/2024	663,000	637,152
4.25%, 11/23/2041	193,000	194,563
Suncor Energy Inc
6.10%, 06/01/2018	196,000	227,471
5.95%, 12/01/2034	248,000	297,550
6.85%, 06/01/2039	93,000	123,669
Talisman Energy Inc
7.75%, 06/01/2019	682,000	844,807
5.85%, 02/01/2037	171,000	188,079
6.25%, 02/01/2038	164,000	190,695
5.50%, 05/15/2042	860,000	932,447
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $660,792) (b)	714,000	673,084
Tosco Corp
7.80%, 01/01/2027	392,000	547,491
8.13%, 02/15/2030	361,000	533,242

Total Capital Canada Ltd
0.61%, 01/15/2016	174,000	174,803
Total Capital International SA
0.75%, 01/25/2016	256,000	256,887
1.50%, 02/17/2017	218,000	221,486
1.55%, 06/28/2017	581,000	589,319
2.10%, 06/19/2019	7,200,000	7,232,141
2.75%, 06/19/2021	900,000	901,967
2.88%, 02/17/2022	144,000	143,743
Total Capital SA
2.30%, 03/15/2016	1,032,000	1,061,682
4.13%, 01/28/2021	229,000	248,219
TransCanada PipeLines Ltd
6.50%, 08/15/2018	196,000	232,759
7.13%, 01/15/2019	273,000	332,326
6.20%, 10/15/2037	155,000	196,180
7.25%, 08/15/2038	217,000	303,056
Transocean Inc
6.50%, 11/15/2020	697,000	806,122
6.38%, 12/15/2021	395,000	456,952
3.80%, 10/15/2022	287,000	284,051
7.50%, 04/15/2031	52,000	62,911
7.35%, 12/15/2041	153,000	193,890
Valero Energy Corp
6.63%, 06/15/2037	5,000,000	6,212,675
Weatherford International Ltd/Bermuda
6.00%, 03/15/2018	2,000,000	2,275,664
4.50%, 04/15/2022	249,000	264,751
6.50%, 08/01/2036	114,000	135,507
9.88%, 03/01/2039	275,000	427,550
6.75%, 09/15/2040	40,000	49,079
5.95%, 04/15/2042	97,000	110,007
Williams Cos Inc/The
5.75%, 06/24/2044	2,500,000	2,521,510
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,607,245
6.30%, 04/15/2040	333,000	395,330
5.80%, 11/15/2043	3,550,000	4,008,518

		238,076,352

Financials - 12.47%
ABN AMRO Bank NV
2.50%, 10/30/2018 (Acquired 10/28/13 through 11/15/13, Cost $6,367,346) (b)	6,342,000	6,435,037
ACE INA Holdings Inc
5.60%, 05/15/2015	206,000	215,069
2.60%, 11/23/2015	375,000	385,058
African Development Bank
8.80%, 09/01/2019	2,720,000	3,490,399
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,187,348) (b)	955,000	1,272,771
Allstate Corp/The
3.15%, 06/15/2023	420,000	421,430
Ally Financial Inc
6.75%, 12/01/2014	16,000	16,380
2.75%, 01/30/2017	5,000,000	5,056,250
8.00%, 12/31/2018	43,000	51,063
3.50%, 01/27/2019	1,000,000	1,009,700
American Express Centurion Bank
6.00%, 09/13/2017	506,000	579,626
American Express Co
7.00%, 03/19/2018	284,000	337,719
American Express Credit Corp
5.13%, 08/25/2014	464,000	467,308
2.80%, 09/19/2016	831,000	865,257
2.38%, 03/24/2017	287,000	296,704
2.13%, 03/18/2019	637,000	639,707
American Honda Finance Corp
1.45%, 02/27/2015 (Acquired 10/28/2013, Cost $830,433) (b)	826,000	831,560
2.60%, 09/20/2016 (Acquired 10/28/2013, Cost $1,222,776) (b)	1,184,000	1,230,608
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $431,461) (b)	425,000	436,001
1.50%, 09/11/2017 (Acquired 10/28/2013, Cost $351,083) (b)	352,000	353,953
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $299,163) (b)	302,000	302,956
2.13%, 10/10/2018	69,000	70,095

American International Group Inc
5.45%, 05/18/2017	611,000	681,645
8.25%, 08/15/2018	215,000	267,118
6.40%, 12/15/2020	15,100,000	18,229,415
4.13%, 02/15/2024	622,000	654,739
8.18%, 05/15/2058	107,000	147,392
American Tower Corp
3.50%, 01/31/2023	341,000	334,398
American Tower Trust I
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $388,564) (b)	396,000	394,389
Ameriprise Financial Inc
7.30%, 06/28/2019	215,000	265,627
4.00%, 10/15/2023	650,000	685,250
Ameritech Capital Funding Corp
9.10%, 06/01/2016	109,641	121,392
6.45%, 01/15/2018	321,000	364,706
AmSouth Bancorp
6.75%, 11/01/2025	527,000	610,137
ANZ New Zealand Int’l Ltd/London
3.13%, 08/10/2015 (Acquired 10/28/2013, Cost $309,532) (b)	302,000	310,669
Aon Corp
3.50%, 09/30/2015	208,000	215,138
3.13%, 05/27/2016	256,000	266,501
6.25%, 09/30/2040	172,000	214,069
Aon PLC
4.00%, 11/27/2023	9,550,000	10,023,460
Associates Corp of North America
6.95%, 11/01/2018	2,915,000	3,481,221
Australia & New Zealand Banking Group Ltd
3.25%, 03/01/2016 (Acquired 10/28/2013, Cost $662,091) (b)	640,000	665,272
2.40%, 11/23/2016 (Acquired 10/28/2013, Cost $1,060,135) (b)	1,028,000	1,063,944
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $325,677) (b)	296,000	333,598
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	42,536
Bank of America Corp
5.45%, 07/15/2014	384,000	384,830
5.00%, 01/15/2015	72,000	73,701
10.20%, 07/15/2015	184,000	201,618

3.63%, 03/17/2016	245,000	255,903
6.50%, 08/01/2016	515,000	570,820
5.63%, 10/14/2016	670,000	735,617
6.40%, 08/28/2017	2,293,000	2,619,246
5.75%, 12/01/2017	480,000	541,402
2.00%, 01/11/2018	733,000	737,730
6.88%, 04/25/2018	843,000	993,164
5.65%, 05/01/2018	825,000	935,168
6.88%, 11/15/2018	1,000,000	1,189,590
2.60%, 01/15/2019	800,000	809,410
2.65%, 04/01/2019	1,400,000	1,419,040
7.63%, 06/01/2019	360,000	444,665
5.63%, 07/01/2020	2,625,000	3,019,889
5.88%, 01/05/2021	15,340,000	17,947,156
5.00%, 05/13/2021	1,830,000	2,042,628
3.30%, 01/11/2023	4,343,000	4,280,704
4.10%, 07/24/2023	217,000	225,217
4.13%, 01/22/2024	1,600,000	1,649,589
4.00%, 04/01/2024	2,390,000	2,439,069
6.11%, 01/29/2037	3,580,000	4,130,021
7.75%, 05/14/2038	137,000	188,199
Bank of America NA
5.30%, 03/15/2017	5,191,000	5,709,243
Bank of Montreal
1.40%, 09/11/2017	1,416,000	1,419,891
2.55%, 11/06/2022	878,000	849,900
Bank of New York Mellon Corp/The
3.10%, 01/15/2015	258,000	261,870
1.20%, 02/20/2015	295,000	296,490
2.95%, 06/18/2015	826,000	846,976
2.40%, 01/17/2017	1,010,000	1,045,715
4.60%, 01/15/2020	387,000	432,172
3.55%, 09/23/2021	355,000	373,148
3.65%, 02/04/2024	93,000	95,897
Bank of Nova Scotia
3.40%, 01/22/2015	730,000	742,614
0.65%, 12/13/2016	5,650,000	5,670,639
2.55%, 01/12/2017	867,000	899,728

Bank of Tokyo-Mitsubishi UFJ Ltd/The
3.85%, 01/22/2015 (Acquired 10/28/2013, Cost $458,363) (b)	451,000	459,336
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $999,457) (b)	980,000	1,008,564
2.30%, 03/10/2019 (Acquired 03/04/2014, Cost $4,392,960) (b)	4,400,000	4,443,037
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $245,998) (b)	239,000	254,891
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,208,088) (b)	3,215,000	3,328,049
Banponce Trust I
8.33%, 02/01/2027	234,000	186,851
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (Acquired 01/14/2014, Cost $1,648,234) (b)	1,650,000	1,663,688
Barclays Bank PLC
5.20%, 07/10/2014	960,000	960,864
2.75%, 02/23/2015	1,193,000	1,210,986
2.50%, 09/21/2015 (Acquired 10/28/2013, Cost $882,982) (b)	864,000	885,272
5.00%, 09/22/2016	114,000	123,912
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $283,427) (b)	275,000	283,467
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $422,504) (b)	382,000	433,346
6.75%, 05/22/2019	430,000	517,832
5.13%, 01/08/2020	5,000,000	5,651,475
3.75%, 05/15/2024	647,000	649,312
BB&T Corp
3.95%, 04/29/2016	645,000	682,888
4.90%, 06/30/2017	284,000	310,124
1.60%, 08/15/2017	384,000	387,509
2.25%, 02/01/2019	150,000	151,867
6.85%, 04/30/2019	170,000	206,535
Bear Stearns Cos LLC/The
5.30%, 10/30/2015	274,000	290,440
7.25%, 02/01/2018	4,306,000	5,124,463
Berkshire Hathaway Finance Corp
1.30%, 05/15/2018	100,000	99,140
5.40%, 05/15/2018	1,207,000	1,380,482
2.90%, 10/15/2020	605,000	623,088
3.00%, 05/15/2022	268,000	269,473
5.75%, 01/15/2040	134,000	160,657
4.40%, 05/15/2042	1,524,000	1,541,169
4.30%, 05/15/2043	322,000	319,892

Berkshire Hathaway Inc
3.75%, 08/15/2021	605,000	647,852
3.40%, 01/31/2022	1,193,000	1,237,320
BlackRock Inc
3.50%, 12/10/2014	335,000	339,828
5.00%, 12/10/2019	959,000	1,094,622
3.38%, 06/01/2022	898,000	926,917
Blackstone Holdings Finance Co LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,619,772) (b)	1,445,000	1,677,577
BNP Paribas SA
3.25%, 03/03/2023	430,000	424,671
BNZ International Funding Ltd
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,830) (b)	516,000	518,049
BPCE SA
1.07%, 02/10/2017	306,000	308,599
2.50%, 12/10/2018	2,500,000	2,534,162
5.70%, 10/22/2023 (Acquired 10/28/2013 through 11/04/2013, Cost $3,748,799) (b)	3,645,000	4,013,546
Branch Banking & Trust Co
5.63%, 09/15/2016	480,000	527,415
0.53%, 05/23/2017	2,500,000	2,481,295
Caisse Centrale Desjardins
2.55%, 03/24/2016 (Acquired 10/28/2013, Cost $645,475) (b)	624,000	644,973
Canadian Imperial Bank of Commerce/Canada
2.60%, 07/02/2015 (Acquired 10/28/2013, Cost $1,290,682) (b)	1,264,000	1,292,819
0.90%, 10/01/2015	256,000	257,257
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	5,028,775
3.38%, 02/15/2023	2,164,000	2,149,382
Capital One Financial Corp
2.15%, 03/23/2015	262,000	265,180
1.00%, 11/06/2015	211,000	211,579
2.45%, 04/24/2019	353,000	356,311
4.75%, 07/15/2021	7,058,000	7,851,968
3.50%, 06/15/2023	942,000	945,155
3.75%, 04/24/2024	2,580,000	2,618,664

CDP Financial Inc
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $343,193) (b)	310,000	344,785
Charles Schwab Corp/The
3.23%, 09/01/2022	165,000	166,283
Chubb Corp/The
5.75%, 05/15/2018	117,000	134,151
Cie de Financement Foncier SA
2.50%, 09/16/2015 (Acquired 10/28/2013, Cost $204,082) (b)	200,000	204,686
CIT Group Inc
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,448,506) (b)	1,300,000	1,459,250
Citigroup Inc
6.38%, 08/12/2014	193,000	194,284
5.00%, 09/15/2014	546,000	550,834
6.01%, 01/15/2015	523,000	538,766
4.75%, 05/19/2015	551,000	571,124
4.70%, 05/29/2015	155,000	160,740
2.25%, 08/07/2015	1,342,000	1,364,034
4.59%, 12/15/2015	1,197,000	1,261,813
1.25%, 01/15/2016	568,000	571,421
4.45%, 01/10/2017	984,000	1,059,777
5.50%, 02/15/2017	103,000	113,276
6.00%, 08/15/2017	1,393,000	1,576,699
6.13%, 11/21/2017	850,000	972,185
8.50%, 05/22/2019	1,484,000	1,896,836
5.38%, 08/09/2020	884,000	1,013,011
4.50%, 01/14/2022	10,972,000	11,926,586
3.38%, 03/01/2023	127,000	126,514
3.50%, 05/15/2023	5,000,000	4,867,230
3.75%, 06/16/2024	4,508,000	4,520,586
5.50%, 09/13/2025	494,000	551,042
6.63%, 01/15/2028	387,000	481,029
6.88%, 03/05/2038	23,000	30,579
8.13%, 07/15/2039	294,000	441,288
5.88%, 01/30/2042	212,000	253,621
6.68%, 09/13/2043	2,800,000	3,485,759
CME Group Inc/IL
3.00%, 09/15/2022	1,135,000	1,129,574
5.30%, 09/15/2043	115,000	132,705

CNA Financial Corp
5.85%, 12/15/2014	702,000	719,535
6.50%, 08/15/2016	537,000	598,123
7.35%, 11/15/2019	700,000	863,469
5.88%, 08/15/2020	523,000	612,011
7.25%, 11/15/2023	5,470,000	6,839,300
Comerica Inc
3.00%, 09/16/2015	202,000	207,753
Commonwealth Bank of Australia
0.83%, 10/08/2015 (Acquired 12/05/2013, Cost $536,189) (b)	537,000	536,807
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $857,945) (b)	836,000	862,520
CommonWealth REIT
6.65%, 01/15/2018	401,000	437,565
5.88%, 09/15/2020	723,000	787,255
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.20%, 03/11/2015 (Acquired 10/28/2013, Cost $1,334,280) (b)	1,311,000	1,337,060
2.13%, 10/13/2015	241,000	246,343
3.38%, 01/19/2017	258,000	273,211
4.50%, 01/11/2021	712,000	782,981
3.88%, 02/08/2022	4,611,000	4,884,465
3.95%, 11/09/2022	400,000	406,651
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,771) (b)	361,000	403,882
Corp Andina de Fomento
3.75%, 01/15/2016	939,000	976,675
4.38%, 06/15/2022	2,735,000	2,900,664
Countrywide Financial Corp
6.25%, 05/15/2016	1,461,000	1,594,271
Credit Agricole SA
1.08%, 10/03/2016 (Acquired 10/28/2013, Cost $250,402) (b)	250,000	251,392
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,193) (b)	107,000	113,554
Credit Suisse/New York NY
2.30%, 05/28/2019	2,000,000	2,003,212
5.30%, 08/13/2019	169,000	193,328
Deutsche Bank AG/London
3.88%, 08/18/2014	363,000	364,655
3.25%, 01/11/2016	805,000	835,278
6.00%, 09/01/2017	341,000	387,602
2.50%, 02/13/2019	6,300,000	6,422,667
3.70%, 05/30/2024	3,610,000	3,611,097

Digital Realty Trust LP
4.50%, 07/15/2015	4,500,000	4,628,345
Discover Bank/Greenwood DE
4.20%, 08/08/2023	6,711,000	7,081,615
DNB Boligkreditt AS
2.10%, 10/14/2015 (Acquired 10/28/2013, Cost $1,514,851) (b)	1,488,000	1,518,950
Dresdner Bank AG/New York NY
7.25%, 09/15/2015	3,759,000	3,989,040
Duke Realty LP
3.88%, 02/15/2021	344,000	357,334
ERP Operating LP
2.38%, 07/01/2019	646,000	648,548
4.63%, 12/15/2021	434,000	477,719
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	213,508
4.38%, 09/15/2021	250,000	271,158
Fifth Third Bancorp
5.45%, 01/15/2017	150,000	164,432
2.30%, 03/01/2019	382,000	383,991
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/2016	5,000,000	5,016,170
2.38%, 04/25/2019	1,100,000	1,114,285
First Hawaiian Capital I
8.34%, 07/01/2027	403,000	408,498
First Tennessee Bank NA
5.05%, 01/15/2015	542,000	554,053
5.65%, 04/01/2016	680,000	722,971
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,282) (b)	250,000	269,646
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $299,598) (b)	258,000	324,045
Ford Motor Credit Co LLC
7.00%, 04/15/2015	140,000	147,017
4.21%, 04/15/2016	345,000	364,114
1.47%, 05/09/2016	332,000	336,893
3.98%, 06/15/2016	1,249,000	1,319,783

3.00%, 06/12/2017	905,000	944,141
6.63%, 08/15/2017	3,473,000	3,997,819
1.72%, 12/06/2017	2,000,000	2,000,814
2.88%, 10/01/2018	1,072,000	1,109,565
2.38%, 03/12/2019	1,600,000	1,607,767
4.25%, 09/20/2022	397,000	423,454
General Electric Capital Corp
1.63%, 07/02/2015	1,187,000	1,202,097
2.25%, 11/09/2015	426,000	435,749
1.00%, 12/11/2015	258,000	259,983
0.39%, 02/15/2017	361,000	359,868
5.40%, 02/15/2017	155,000	172,073
2.30%, 04/27/2017	790,000	815,958
5.63%, 09/15/2017	764,000	864,868
1.60%, 11/20/2017	328,000	330,032
5.63%, 05/01/2018	2,376,000	2,722,504
6.00%, 08/07/2019	547,000	647,948
2.10%, 12/11/2019	152,000	151,924
5.50%, 01/08/2020	2,028,000	2,350,874
5.55%, 05/04/2020	666,000	775,056
4.38%, 09/16/2020	1,486,000	1,641,172
4.63%, 01/07/2021	9,994,000	11,128,699
5.30%, 02/11/2021	184,000	209,230
4.65%, 10/17/2021	8,987,000	9,993,903
3.15%, 09/07/2022	1,935,000	1,943,837
6.75%, 03/15/2032	954,000	1,258,478
5.88%, 01/14/2038	196,000	237,788
6.88%, 01/10/2039	9,483,000	12,738,305
Genworth Holdings Inc
4.90%, 08/15/2023	161,000	172,340
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	145,084
Goldman Sachs Group, Inc.
3.30%, 05/03/2015	388,000	396,617
3.70%, 08/01/2015	415,000	428,039
1.60%, 11/23/2015	688,000	695,139
3.63%, 02/07/2016	667,000	695,199

6.25%, 09/01/2017	391,000	445,136
5.95%, 01/18/2018	1,711,000	1,943,782
6.15%, 04/01/2018	1,693,000	1,941,566
2.90%, 07/19/2018	263,000	270,961
7.50%, 02/15/2019	3,617,000	4,414,028
5.38%, 03/15/2020	2,367,000	2,681,283
6.00%, 06/15/2020	1,514,000	1,764,726
5.25%, 07/27/2021	694,000	779,315
5.75%, 01/24/2022	17,547,000	20,305,108
3.63%, 01/22/2023	563,000	565,421
3.85%, 07/01/2024	723,000	722,046
6.75%, 10/01/2037	4,938,000	5,940,582
Great-West Life & Annuity Insurance Capital LP II
7.15%, 05/16/2046 (Acquired 10/28/2013, Cost $312,263) (b)	301,000	311,535
Hartford Financial Services Group Inc/The
4.00%, 10/15/2017	537,000	579,457
6.00%, 01/15/2019	3,000,000	3,481,170
5.13%, 04/15/2022	5,500,000	6,254,122
8.13%, 06/15/2038	236,000	279,070
HCP Inc
3.75%, 02/01/2019	149,000	158,772
2.63%, 02/01/2020	325,000	325,169
5.38%, 02/01/2021	1,038,000	1,180,677
4.20%, 03/01/2024	241,000	248,448
Health Care REIT Inc
5.25%, 01/15/2022	560,000	628,098
4.50%, 01/15/2024	461,000	485,741
Highmark Inc
4.75%, 05/15/2021 (Acquired 10/30/2013 through 11/20/2013, Cost $310,449) (b)	322,000	324,497
HSBC Bank PLC
1.63%, 07/07/2014 (Acquired 10/28/2013, Cost $909,008) (b)	904,000	904,705
3.50%, 06/28/2015 (Acquired 10/28/2013, Cost $490,100) (b)	477,000	491,462
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $929,788) (b)	944,000	936,614
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $653,633) (b)	615,000	665,664
4.75%, 01/19/2021 (Acquired 10/28/2013, Cost $1,123,714) (b)	1,032,000	1,150,518
HSBC Finance Corp
5.00%, 06/30/2015	671,000	700,222
0.66%, 06/01/2016	2,605,000	2,605,719
7.35%, 11/27/2032	32,000	39,519

HSBC Holdings PLC
5.10%, 04/05/2021	482,000	547,686
4.88%, 01/14/2022	743,000	833,826
4.00%, 03/30/2022	1,012,000	1,076,662
6.50%, 09/15/2037	5,996,000	7,393,398
6.10%, 01/14/2042	743,000	936,505
HSBC USA Capital Trust I
7.81%, 12/15/2026 (Acquired 10/28/13 through 11/25/13, Cost $1,110,584) (b)	1,100,000	1,114,046
HSBC USA Capital Trust II
8.38%, 05/15/2027 (Acquired 10/28/13 through 11/25/13, Cost $54,652) (b)	54,000	54,744
HSBC USA Capital Trust III
7.75%, 11/15/2026	107,000	108,306
HSBC USA Inc
2.38%, 02/13/2015	1,032,000	1,044,841
1.63%, 01/16/2018	769,000	770,722
9.13%, 05/15/2021	75,000	97,528
Hyundai Capital Services Inc
6.00%, 05/05/2015 (Acquired 10/28/2013, Cost $223,234) (b)	215,000	224,151
4.38%, 07/27/2016 (Acquired 10/28/2013, Cost $2,501,397) (b)	2,367,000	2,516,405
3.50%, 09/13/2017 (Acquired 10/28/2013, Cost $4,111,240) (b)	3,900,000	4,103,034
ING Bank NV
2.00%, 09/25/2015 (Acquired 10/28/2013, Cost $258,569) (b)	256,000	260,119
1.38%, 03/07/2016 (Acquired 10/28/2013, Cost $514,189) (b)	516,000	522,116
4.00%, 03/15/2016 (Acquired 10/28/2013, Cost $408,332) (b)	392,000	412,044
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,433,617) (b)	1,369,000	1,456,164
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $5,060,153) (b)	4,800,000	5,407,200
IntercontinentalExchange Group Inc
2.50%, 10/15/2018	243,000	248,571
4.00%, 10/15/2023	578,000	609,345
International Bank for Reconstruction & Development
0.00%, 02/15/2016	980,000	969,893
2.25%, 06/24/2021	11,190,000	11,208,766
Intesa Sanpaolo SpA
3.13%, 01/15/2016 (Acquired 11/21/2013, Cost $3,250,474) (b)	3,200,000	3,289,293

Invesco Finance PLC
3.13%, 11/30/2022	710,000	704,226
4.00%, 01/30/2024	2,400,000	2,507,551
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $327,798) (b)	310,000	330,976
Jefferies Group LLC
3.88%, 11/09/2015	317,000	327,128
5.13%, 04/13/2018	1,534,000	1,680,686
8.50%, 07/15/2019	955,000	1,193,750
6.88%, 04/15/2021	430,000	502,726
5.13%, 01/20/2023	2,600,000	2,787,369
6.45%, 06/08/2027	578,000	655,856
6.25%, 01/15/2036	155,000	162,203
John Deere Capital Corp
1.20%, 10/10/2017	560,000	558,183
2.25%, 04/17/2019	5,335,000	5,395,664
1.70%, 01/15/2020	123,000	119,405
3.15%, 10/15/2021	257,000	263,553
2.80%, 01/27/2023	373,000	367,507
John Hancock Life Insurance Co
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $887,086) (b)	731,000	905,432
JPMorgan Chase & Co
4.25%, 10/15/2020	64,000	69,429
4.35%, 08/15/2021	10,000,000	10,828,380
3.38%, 05/01/2023	3,800,000	3,729,772
5.60%, 07/15/2041	494,000	579,370
5.63%, 08/16/2043	5,230,000	5,911,898
JPMorgan Chase Bank NA
5.88%, 06/13/2016	322,000	352,296
Kemper Corp
6.00%, 05/15/2017	5,000,000	5,524,645
KeyCorp
2.30%, 12/13/2018	211,000	213,459
KFW
1.88%, 04/01/2019	10,580,000	10,688,276
Korea Development Bank/The
0.85%, 01/22/2017	5,125,000	5,130,848

LeasePlan Corp NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 12/27/2013, Cost $3,780,903) (b)	3,806,000	3,837,498
Liberty Mutual Group Inc
5.00%, 06/01/2021 (Acquired 10/28/2013, Cost $375,021) (b)	351,000	386,092
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,166) (b)	322,000	333,742
6.50%, 03/15/2035 (Acquired 11/19/2013, Cost $4,436,429) (b)	4,000,000	4,899,676
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $407,318) (b)	269,000	410,898
Liberty Mutual Insurance Co
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,316) (b)	100,000	112,636
Lincoln National Corp
8.75%, 07/01/2019	5,000,000	6,482,770
4.85%, 06/24/2021	168,000	186,637
4.20%, 03/15/2022	265,000	282,650
7.00%, 06/15/2040	5,160,000	7,074,051
6.05%, 04/20/2067	121,000	122,361
Lloyds Bank PLC
2.30%, 11/27/2018	1,075,000	1,091,465
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $195,498) (b)	172,000	199,675
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015	1,360,000	1,414,086
M&T Capital Trust I
8.23%, 02/01/2027	337,000	342,944
M&T Capital Trust II
8.28%, 06/01/2027	169,000	171,809
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,111,277
Macquarie Bank Ltd
5.00%, 02/22/2017 (Acquired 10/28/2013, Cost $2,925,601) (b)	2,719,000	2,963,166
2.60%, 06/24/2019 (Acquired 06/16/2014, Cost $582,644) (b)	583,000	586,685
Macquarie Group Ltd
7.30%, 08/01/2014 (Acquired 10/28/2013, Cost $725,894) (b)	722,000	725,762
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,976,000) (b)	6,000,000	6,154,860
7.63%, 08/13/2019 (Acquired 10/28/2013, Cost $90,209) (b)	77,000	93,358
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $518,992) (b)	475,000	538,098
6.25%, 01/14/2021 (Acquired 10/28/2013, Cost $1,134,757) (b)	1,034,000	1,184,681
Manufacturers & Traders Trust Co
6.63%, 12/04/2017	464,000	539,903

Manulife Financial Corp
4.90%, 09/17/2020	225,000	248,376
Markel Corp
7.13%, 09/30/2019	3,780,000	4,552,341
Marsh & McLennan Cos Inc
2.30%, 04/01/2017	269,000	275,432
9.25%, 04/15/2019	177,000	231,036
4.80%, 07/15/2021	5,000,000	5,553,350
Massachusetts Mutual Life Insurance Co
8.88%, 06/01/2039 (Acquired 10/28/2013 through 12/02/2013, Cost $8,050,382) (b)	5,548,000	8,835,595
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $213,100) (b)	203,000	230,818
MassMutual Global Funding II
3.13%, 04/14/2016 (Acquired 10/28/2013, Cost $290,336) (b)	280,000	291,785
2.00%, 04/05/2017 (Acquired 10/28/2013, Cost $1,671,560) (b)	1,652,000	1,688,871
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $359,442) (b)	386,000	371,479
MBIA Insurance Corp
11.49%, 01/15/2033 (Acquired 10/28/2013, Cost $60,590) (b)	86,000	67,080
MetLife Inc
6.82%, 08/15/2018	84,000	100,407
7.72%, 02/15/2019	118,000	146,797
4.37%, 09/15/2023	7,200,000	7,724,369
6.50%, 12/15/2032	56,000	72,594
4.88%, 11/13/2043	3,000,000	3,244,020
Metlife of Connecticut Global Funding I
5.13%, 08/15/2014 (Acquired 10/28/2013, Cost $331,897) (b)	330,000	331,776
Metropolitan Life Global Funding I
1.70%, 06/29/2015 (Acquired 10/28/2013, Cost $923,241) (b)	916,000	926,180
2.50%, 09/29/2015 (Acquired 10/28/2013, Cost $1,053,524) (b)	1,032,000	1,057,196
3.13%, 01/11/2016 (Acquired 10/28/2013, Cost $344,040) (b)	334,000	346,397
1.50%, 01/10/2018 (Acquired 10/28/2013, Cost $470,680) (b)	476,000	472,602
3.65%, 06/14/2018 (Acquired 10/28/2013, Cost $1,454,332) (b)	1,373,000	1,460,791
1.88%, 06/22/2018 (Acquired 10/28/2013, Cost $223,464) (b)	225,000	225,647
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,521,295) (b)	1,480,000	1,567,446
Metropolitan Life Insurance Co
7.70%, 11/01/2015 (Acquired 11/21/2013, Cost $3,254,508) (b)	3,000,000	3,261,822
Mizuho Bank Ltd
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $371,468) (b)	376,000	377,484

Morgan Stanley
4.20%, 11/20/2014	440,000	446,611
6.00%, 04/28/2015	340,000	355,812
4.00%, 07/24/2015	684,000	708,413
1.75%, 02/25/2016	170,000	172,414
5.45%, 01/09/2017	537,000	591,556
5.95%, 12/28/2017	110,000	125,232
6.63%, 04/01/2018	457,000	534,221
7.30%, 05/13/2019	2,257,000	2,759,740
5.63%, 09/23/2019	1,702,000	1,957,656
5.50%, 07/24/2020	774,000	889,927
5.75%, 01/25/2021	11,635,000	13,515,507
5.50%, 07/28/2021	372,000	427,364
4.88%, 11/01/2022	1,895,000	2,034,127
4.10%, 05/22/2023	1,645,000	1,668,709
3.88%, 04/29/2024	1,350,000	1,366,362
5.00%, 11/24/2025	4,306,000	4,592,642
6.38%, 07/24/2042	2,000,000	2,537,686
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	278,842
National Australia Bank Ltd
3.75%, 03/02/2015 (Acquired 10/28/2013, Cost $364,356) (b)	357,000	364,960
2.75%, 09/28/2015 (Acquired 10/28/2013, Cost $823,122) (b)	805,000	826,936
0.73%, 10/08/2015 (Acquired 10/28/2013, Cost $1,200,159) (b)	1,200,000	1,199,716
3.00%, 07/27/2016 (Acquired 10/28/2013, Cost $749,518) (b)	722,000	752,533
0.66%, 12/02/2016 (Acquired 11/21/2013, Cost $5,000,000) (b)	5,000,000	5,018,030
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,105,767) (b)	2,064,000	2,111,552
National City Bank/Cleveland OH
5.80%, 06/07/2017	1,013,000	1,141,618
National Rural Utilities Cooperative Finance Corp
10.38%, 11/01/2018	3,522,000	4,744,888
8.00%, 03/01/2032	791,000	1,143,041
Nationwide Mutual Insurance Co
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $384,330) (b)	300,000	398,571
9.38%, 08/15/2039 (Acquired 10/28/2013, Cost $1,790,227) (b)	1,283,000	1,996,815
New York Life Global Funding
1.30%, 01/12/2015 (Acquired 10/28/2013, Cost $642,469) (b)	640,000	643,165
3.00%, 05/04/2015 (Acquired 10/28/2013, Cost $1,034,836) (b)	1,014,000	1,033,860

0.75%, 07/24/2015 (Acquired 10/28/2013, Cost $582,570) (b)	582,000	582,894
0.80%, 02/12/2016 (Acquired 10/28/2013, Cost $155,230) (b)	155,000	155,435
2.10%, 01/02/2019 (Acquired 12/5/2013, Cost $8,140,627) (b)	8,150,000	8,143,154
2.15%, 06/18/2019 (Acquired 06/11/2014, Cost $731,173) (b)	732,000	735,790
Nomura Holdings Inc
5.00%, 03/04/2015	292,000	300,184
4.13%, 01/19/2016	864,000	905,046
2.00%, 09/13/2016	6,972,000	7,085,783
6.70%, 03/04/2020	5,300,000	6,371,761
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $1,650,019) (b)	1,584,000	1,668,576
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $254,421) (b)	258,000	256,704
4.88%, 05/13/2021 (Acquired 10/28/2013, Cost $671,259) (b)	640,000	694,737
Northern Trust Corp
3.95%, 10/30/2025	6,915,000	7,186,538
Oversea-Chinese Banking Corp Ltd
1.63%, 03/13/2015 (Acquired 10/28/2013, Cost $682,097) (b)	678,000	683,056
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $432,293) (b)	413,000	432,345
Pacific Life Insurance Co
9.25%, 06/15/2039 (Acquired 10/28/2013, Cost $737,992) (b)	526,000	809,161
Pemex Finance Ltd
10.61%, 08/15/2017	261,625	294,827
People’s United Bank
4.00%, 07/15/2024	1,220,000	1,224,825
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,361,661
4.20%, 11/01/2025	322,000	340,614
PNC Financial Services Group Inc/The
3.90%, 04/29/2024	2,090,000	2,129,700
PNC Funding Corp
5.25%, 11/15/2015	124,000	131,614
2.70%, 09/19/2016	133,000	138,114
5.63%, 02/01/2017	127,000	140,466
6.70%, 06/10/2019	423,000	511,678
5.13%, 02/08/2020	588,000	671,656
4.38%, 08/11/2020	468,000	510,767
3.30%, 03/08/2022	575,000	586,390

Portigon AG/New York
4.80%, 07/15/2015	300,000	312,903
Principal Financial Group Inc
1.85%, 11/15/2017	149,000	149,752
Principal Life Global Funding I
5.05%, 03/15/2015 (Acquired 10/28/2013, Cost $169,747) (b)	165,000	170,230
Principal Life Global Funding II
1.00%, 12/11/2015 (Acquired 10/28/2013, Cost $183,243) (b)	183,000	183,973
Private Export Funding Corp
4.38%, 03/15/2019	970,000	1,087,109
2.80%, 05/15/2022	1,200,000	1,223,046
3.55%, 01/15/2024	2,489,000	2,609,107
Prologis LP
4.25%, 08/15/2023	295,000	307,941
Protective Life Corp
7.38%, 10/15/2019	854,000	1,056,661
Prudential Covered Trust 2012-1
3.00%, 09/30/2015 (Acquired 10/28/2013, Cost $784,599) (b)	767,200	785,859
Prudential Holdings LLC
8.70%, 12/18/2023 (Acquired 10/28/2013, Cost $5,755,655) (b)	4,494,743	5,672,406
Prudential Insurance Co of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013, Cost $1,542,440) (b)	1,191,000	1,624,300
Realty Income Corp
2.00%, 01/31/2018	4,700,000	4,722,217
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	3,317,121
Regions Financial Corp
7.75%, 11/10/2014	30,000	30,749
5.75%, 06/15/2015	215,000	224,712
Royal Bank of Canada
2.30%, 07/20/2016	867,000	894,925
1.20%, 09/19/2017	727,000	725,137
2.20%, 07/27/2018	155,000	158,282
2.00%, 10/01/2018	1,231,000	1,247,272
Royal Bank of Scotland PLC/The
6.13%, 01/11/2021	338,000	397,606

Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,937,916
Santander Issuances SAU
6.50%, 08/11/2019 (Acquired 10/28/2013, Cost $200,927) (b)	200,000	201,000
Simon Property Group LP
5.63%, 08/15/2014	183,000	184,145
4.20%, 02/01/2015	46,000	46,554
6.10%, 05/01/2016	219,000	237,658
2.15%, 09/15/2017	946,000	973,039
6.13%, 05/30/2018	379,000	440,948
7.38%, 06/15/2018	3,000,000	3,607,377
5.65%, 02/01/2020	114,000	133,184
4.38%, 03/01/2021	6,818,000	7,496,275
4.13%, 12/01/2021	442,000	478,693
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $295,979) (b)	299,000	298,671
2.38%, 11/20/2018 (Acquired 11/13/2013, Cost $4,995,550) (b)	5,000,000	5,074,050
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,081) (b)	1,225,000	1,235,658
SLM Corp
5.63%, 08/01/2033	54,000	46,643
SouthTrust Bank
7.69%, 05/15/2025	253,000	310,318
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $1,702,282) (b)	1,757,000	1,718,248
Springleaf Finance Corp
6.90%, 12/15/2017	100,000	111,000
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $671,726) (b)	683,000	674,798
Standard Chartered PLC
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $631,176) (b)	609,000	649,503
State Street Corp
3.10%, 05/15/2023	321,000	315,219
3.70%, 11/20/2023	1,385,000	1,436,598
Sumitomo Mitsui Banking Corp
2.45%, 01/10/2019	5,000,000	5,113,090
3.95%, 07/19/2023	250,000	262,295

SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,904,009
SunTrust Banks Inc
6.00%, 09/11/2017	103,000	116,648
2.50%, 05/01/2019	8,810,000	8,922,627
Susa Partnership LP
8.20%, 06/01/2017	111,000	130,296
Svenska Handelsbanken AB
3.13%, 07/12/2016	691,000	723,653
2.50%, 01/25/2019	2,000,000	2,045,570
Swedbank AB
2.13%, 09/29/2017 (Acquired 10/28/2013, Cost $217,192) (b)	215,000	218,971
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,989,860) (b)	6,000,000	6,068,364
Symetra Financial Corp
6.13%, 04/01/2016 (Acquired 10/28/2013, Cost $112,667) (b)	107,000	114,836
TD Ameritrade Holding Corp
5.60%, 12/01/2019	355,000	413,625
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,209,364) (b)	2,580,000	3,440,698
Toronto-Dominion Bank/The
2.20%, 07/29/2015 (Acquired 10/28/2013, Cost $950,197) (b)	933,000	951,576
2.50%, 07/14/2016	556,000	575,836
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $1,462,192) (b)	1,445,000	1,464,684
Travelers Cos Inc/The
5.80%, 05/15/2018	110,000	126,329
UBS AG/Stamford CT
3.88%, 01/15/2015	783,000	797,972
5.75%, 04/25/2018	511,000	585,882
Wachovia Bank NA
5.00%, 08/15/2015	485,000	507,627
0.56%, 03/15/2016	457,000	457,326
6.00%, 11/15/2017	2,224,000	2,548,044
Wachovia Corp
5.75%, 06/15/2017	315,000	356,205
5.75%, 02/01/2018	1,865,000	2,135,043
WEA Finance LLC / WT Finance Aust Pty Ltd
6.75%, 09/02/2019 (Acquired 10/28/2013 through 11/27/2013, Cost $7,595,407) (b)	6,415,000	7,995,284

WEA Finance LLC / WT Finance Aust Pty Ltd / WT Finance NZ Ltd
3.38%, 10/03/2022 (Acquired 10/28/2013, Cost $402,342) (b)	418,000	443,850
Wells Fargo & Co
3.68%, 06/15/2016	1,723,000	1,818,287
2.63%, 12/15/2016	1,583,000	1,645,389
5.63%, 12/11/2017	948,000	1,078,699
3.00%, 01/22/2021	1,000,000	1,020,248
4.60%, 04/01/2021	877,000	975,880
3.50%, 03/08/2022	929,000	960,239
5.61%, 01/15/2044	317,000	363,173
Wells Fargo Bank NA
4.75%, 02/09/2015	503,000	516,474
Westpac Banking Corp
4.20%, 02/27/2015	495,000	507,634
2.45%, 11/28/2016 (Acquired 10/28/2013, Cost $698,058) (b)	676,000	700,383
1.60%, 01/12/2018	846,000	847,010
0.96%, 07/30/2018	3,060,000	3,098,164
4.88%, 11/19/2019	1,105,000	1,244,646
Weyerhaeuser Co
7.38%, 03/15/2032	500,000	675,585
Willis North America Inc
5.63%, 07/15/2015	81,000	84,873
7.00%, 09/29/2019	537,000	630,210
XLIT Ltd
2.30%, 12/15/2018	4,375,000	4,351,169
5.25%, 12/15/2043	2,700,000	2,969,101

		873,238,530

Industrials - 0.83%
ABB Finance USA Inc
1.63%, 05/08/2017	173,000	175,177
2.88%, 05/08/2022	241,000	239,302
4.38%, 05/08/2042	107,000	109,206
Acuity Brands Lighting Inc
6.00%, 12/15/2019	451,000	510,832
BAE Systems Holdings Inc
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $277,347) (b)	243,000	280,208
BAE Systems PLC
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $579,731) (b)	550,000	649,079

Boeing Co/The
3.50%, 02/15/2015	26,000	26,503
4.88%, 02/15/2020	52,000	59,285
7.95%, 08/15/2024	124,000	173,821
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	424,381
5.75%, 03/15/2018	173,000	198,340
3.60%, 09/01/2020	146,000	153,076
3.45%, 09/15/2021	215,000	223,411
3.05%, 03/15/2022	440,000	442,159
3.00%, 03/15/2023	206,000	202,641
6.70%, 08/01/2028	62,000	76,504
7.29%, 06/01/2036	134,000	179,590
5.75%, 05/01/2040	373,000	445,703
5.40%, 06/01/2041	542,000	622,312
4.38%, 09/01/2042	462,000	456,099
5.15%, 09/01/2043	389,000	428,821
Canadian Pacific Railway Co
7.13%, 10/15/2031	155,000	204,844
Caterpillar Financial Services Corp
5.50%, 03/15/2016	93,000	100,501
5.45%, 04/15/2018	103,000	117,429
7.05%, 10/01/2018	361,000	437,165
7.15%, 02/15/2019	62,000	76,329
2.85%, 06/01/2022	446,000	443,303
3.75%, 11/24/2023	2,825,000	2,944,046
Caterpillar Inc
1.50%, 06/26/2017	193,000	195,191
2.60%, 06/26/2022	220,000	214,621
CRH America Inc
6.00%, 09/30/2016	172,000	190,836
CSX Corp
6.25%, 04/01/2015	175,000	182,545
7.90%, 05/01/2017	413,000	480,396
7.38%, 02/01/2019	72,000	88,133
4.25%, 06/01/2021	205,000	223,640
5.50%, 04/15/2041	402,000	464,887
4.10%, 03/15/2044	3,535,000	3,332,162

Danaher Corp
3.90%, 06/23/2021	387,000	415,698
Deere & Co
2.60%, 06/08/2022	619,000	605,232
3.90%, 06/09/2042	275,000	261,732
EADS Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $354,465) (b)	376,000	362,078
Eaton Corp
1.50%, 11/02/2017	163,000	163,202
5.60%, 05/15/2018	273,000	311,495
7.63%, 04/01/2024	206,000	262,763
4.00%, 11/02/2032	143,000	143,091
Federal Express Corp 1998 Pass Through Trust
6.85%, 01/15/2019	247,182	276,844
6.72%, 01/15/2022	219,803	258,269
Fluor Corp
3.38%, 09/15/2021	565,000	582,087
General Electric Co
2.70%, 10/09/2022	350,000	343,714
3.38%, 03/11/2024	655,000	667,423
Hanson Ltd
6.13%, 08/15/2016	625,000	681,250
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $167,538) (b)	148,000	171,476
Honeywell International Inc
5.30%, 03/01/2018	155,000	176,158
Illinois Tool Works Inc
1.95%, 03/01/2019	167,000	167,186
3.90%, 09/01/2042	1,754,000	1,653,747
Ingersoll-Rand Co
6.39%, 11/15/2027	80,000	95,191
Ingersoll-Rand Global Holding Co Ltd
4.25%, 06/15/2023	329,000	346,108
Koninklijke Philips NV
5.75%, 03/11/2018	172,000	196,158
3.75%, 03/15/2022	864,000	908,472
7.20%, 06/01/2026	57,000	71,573

Lafarge SA
6.50%, 07/15/2016	1,650,000	1,806,750
7.13%, 07/15/2036	107,000	124,120
Lockheed Martin Corp
2.13%, 09/15/2016	318,000	327,361
4.25%, 11/15/2019	103,000	113,659
4.85%, 09/15/2041	181,000	198,875
4.07%, 12/15/2042	462,000	445,401
Martin Marietta Materials Inc
4.25%, 07/02/2024 (Acquired 06/23/2014, Cost $1,695,247) (b)	1,705,000	1,717,798
6.25%, 05/01/2037	107,000	114,741
Masco Corp
6.13%, 10/03/2016	175,000	192,719
Norfolk Southern Corp
7.70%, 05/15/2017	14,000	16,500
3.25%, 12/01/2021	570,000	584,455
2.90%, 02/15/2023	294,000	286,251
5.59%, 05/17/2025	6,000	6,820
3.95%, 10/01/2042	332,000	312,065
4.80%, 08/15/2043	3,400,000	3,617,260
6.00%, 03/15/2105	351,000	415,495
6.00%, 05/23/2111	1,274,000	1,517,688
Northrop Grumman Systems Corp
7.75%, 02/15/2031	206,000	283,748
Odebrecht Finance Ltd
5.25%, 06/27/2029 (Acquired 06/19/2014, Cost $1,375,000) (b)	1,375,000	1,368,813
Pactiv LLC
7.95%, 12/15/2025	34,000	36,380
Parker Hannifin Corp
5.50%, 05/15/2018	80,000	90,503
Penske Truck Leasing Co Lp / PTL Finance Corp
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $433,381) (b)	431,000	441,187
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,948) (b)	184,000	184,339
Precision Castparts Corp
0.70%, 12/20/2015	244,000	244,518

Republic Services Inc
5.25%, 11/15/2021	2,795,000	3,184,796
3.55%, 06/01/2022	496,000	512,741
Ryder System Inc
3.60%, 03/01/2016	278,000	290,770
2.50%, 03/01/2017	330,000	340,673
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (Acquired 10/28/2013, Cost $153,714) (b)	139,000	154,056
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	870,204
2.38%, 12/17/2018	7,025,000	7,079,985
Union Pacific Corp
4.88%, 01/15/2015	18,000	18,440
4.16%, 07/15/2022	453,000	493,738
2.95%, 01/15/2023	149,000	148,486
3.65%, 02/15/2024	142,000	147,839
4.30%, 06/15/2042	165,000	166,869
4.82%, 02/01/2044	106,000	115,863
Union Pacific Railroad Co 2003 Pass Through Trust
4.70%, 01/02/2024	26,324	29,107
United Parcel Service Inc
2.45%, 10/01/2022	186,000	180,484
United Parcel Service of America Inc
8.38%, 04/01/2020	243,000	317,305
8.38%, 04/01/2030	83,000	121,279
United Technologies Corp
1.80%, 06/01/2017	205,000	209,387
6.13%, 02/01/2019	867,000	1,024,459
3.10%, 06/01/2022	524,000	530,759
4.50%, 06/01/2042	693,000	725,823
Vulcan Materials Co
7.00%, 06/15/2018	215,000	247,519
7.15%, 11/30/2037	54,000	56,160
Wabtec Corp/DE
4.38%, 08/15/2023	322,000	334,695
Waste Management Inc
7.38%, 03/11/2019	1,275,000	1,557,998
4.75%, 06/30/2020	195,000	218,021

		58,418,327

Technology - 1.11%
Apple Inc
0.47%, 05/03/2018	790,000	790,023
2.85%, 05/06/2021	1,509,000	1,522,000
2.40%, 05/03/2023	2,081,000	1,965,898
Computer Sciences Corp
2.50%, 09/15/2015	564,000	574,084
Dell Inc
7.10%, 04/15/2028	196,000	201,880
EMC Corp/MA
1.88%, 06/01/2018	640,000	644,228
3.38%, 06/01/2023	764,000	773,124
Fidelity National Information Services Inc
1.45%, 06/05/2017	665,000	664,210
7.88%, 07/15/2020	4,371,000	4,629,151
3.50%, 04/15/2023	430,000	423,077
3.88%, 06/05/2024	2,150,000	2,160,189
Fiserv Inc
4.63%, 10/01/2020	215,000	234,380
Hewlett-Packard Co
2.35%, 03/15/2015	3,650,000	3,697,578
2.75%, 01/14/2019	6,625,000	6,793,003
4.30%, 06/01/2021	372,000	398,029
4.38%, 09/15/2021	293,000	314,172
4.65%, 12/09/2021	326,000	355,670
6.00%, 09/15/2041	731,000	841,408
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	306,805
Intel Corp
3.30%, 10/01/2021	504,000	521,880
4.00%, 12/15/2032	595,000	593,856
International Business Machines Corp
1.95%, 07/22/2016	532,000	545,950
1.25%, 02/06/2017	571,000	575,644
5.70%, 09/14/2017	408,000	464,838
7.63%, 10/15/2018	464,000	573,699

1.63%, 05/15/2020	2,670,000	2,573,028
6.22%, 08/01/2027	68,000	85,670
4.00%, 06/20/2042	79,000	75,914
Intuit Inc
5.75%, 03/15/2017	7,359,000	8,216,397
Maxim Integrated Products Inc
2.50%, 11/15/2018	4,200,000	4,249,593
Microsoft Corp
0.88%, 11/15/2017	238,000	236,222
2.13%, 11/15/2022	350,000	335,115
2.38%, 05/01/2023	655,000	627,088
3.63%, 12/15/2023	5,470,000	5,718,048
4.50%, 10/01/2040	125,000	129,711
National Semiconductor Corp
6.60%, 06/15/2017	855,000	989,727
Oracle Corp
5.25%, 01/15/2016	239,000	256,065
5.75%, 04/15/2018	351,000	403,353
5.00%, 07/08/2019	547,000	623,804
2.80%, 07/01/2021	1,266,000	1,264,164
3.63%, 07/15/2023	149,000	153,507
3.40%, 07/01/2024	2,000,000	1,995,460
4.30%, 07/01/2034	3,714,000	3,712,514
6.50%, 04/15/2038	201,000	259,151
6.13%, 07/08/2039	265,000	332,519
Pitney Bowes Inc
5.60%, 03/15/2018	175,000	195,580
Seagate HDD Cayman
6.88%, 05/01/2020	5,679,000	6,140,419
Texas Instruments Inc
1.65%, 08/03/2019	434,000	426,486
Xerox Corp
6.40%, 03/15/2016	1,379,000	1,506,374
6.75%, 02/01/2017	2,170,000	2,462,010
2.95%, 03/15/2017	202,000	210,859
2.75%, 03/15/2019	3,200,000	3,259,527
5.63%, 12/15/2019	521,000	598,075
4.50%, 05/15/2021	183,000	197,719

		77,798,875

Utilities - 1.58%
AGL Capital Corp
4.95%, 01/15/2015	1,600,000	1,636,106
6.38%, 07/15/2016	691,000	762,351
3.50%, 09/15/2021	530,000	551,036
5.88%, 03/15/2041	1,210,000	1,486,508
4.40%, 06/01/2043	160,000	163,406
Alabama Power Co
6.13%, 05/15/2038	219,000	279,815
6.00%, 03/01/2039	89,000	113,779
American Electric Power Co Inc
1.65%, 12/15/2017	246,000	247,305
American Water Capital Corp
3.85%, 03/01/2024	500,000	516,115
6.59%, 10/15/2037	386,000	511,943
Appalachian Power Co
6.70%, 08/15/2037	430,000	564,324
Arizona Public Service Co
4.65%, 05/15/2015	115,000	119,165
8.75%, 03/01/2019	91,000	117,327
3.35%, 06/15/2024	676,000	681,358
5.05%, 09/01/2041	349,000	393,120
4.50%, 04/01/2042	221,000	230,688
Atmos Energy Corp
8.50%, 03/15/2019	71,000	90,805
4.15%, 01/15/2043	830,000	824,530
Baltimore Gas & Electric Co
2.80%, 08/15/2022	509,000	500,406
Beaver Valley II Funding Corp
9.00%, 06/01/2017	27,000	28,487
Boston Gas Co
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,240) (b)	253,000	259,364
CenterPoint Energy Inc
6.50%, 05/01/2018	390,000	456,127

Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,975,200) (b)	5,000,000	5,005,145
Cleveland Electric Illuminating Co/The
7.88%, 11/01/2017	356,000	426,740
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $571,177) (b)	551,000	592,600
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,198) (b)	1,822,000	1,944,985
Connecticut Light & Power Co/The
5.65%, 05/01/2018	95,000	107,573
Consolidated Edison Co of New York Inc
5.70%, 06/15/2040	318,000	385,517
Constellation Energy Group Inc
4.55%, 06/15/2015	630,000	653,164
Consumers Energy Co
5.65%, 04/15/2020	144,000	168,207
2.85%, 05/15/2022	155,000	155,149
Delmarva Power & Light Co
4.00%, 06/01/2042	170,000	164,853
Dominion Resources Inc/VA
6.00%, 11/30/2017	61,000	69,820
8.88%, 01/15/2019	165,000	211,806
5.25%, 08/01/2033	583,000	656,229
7.00%, 06/15/2038	124,000	166,929
4.90%, 08/01/2041	212,000	222,637
DTE Electric Co
2.65%, 06/15/2022	194,000	190,631
DTE Energy Co
3.85%, 12/01/2023	292,000	304,390
3.50%, 06/01/2024	692,000	697,982
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	162,273
4.30%, 06/15/2020	205,000	226,488
6.00%, 01/15/2038	161,000	205,477
4.25%, 12/15/2041	141,000	143,534
Duke Energy Corp
3.95%, 09/15/2014	194,000	195,401
2.15%, 11/15/2016	439,000	451,579
6.25%, 06/15/2018	1,781,000	2,059,224
3.55%, 09/15/2021	306,000	319,926
3.75%, 04/15/2024	231,000	237,262

Duke Energy Florida Inc
5.65%, 06/15/2018	116,000	132,490
6.40%, 06/15/2038	72,000	96,309
Duke Energy Indiana Inc
3.75%, 07/15/2020	398,000	425,488
6.35%, 08/15/2038	320,000	421,933
Duke Energy Progress Inc
5.30%, 01/15/2019	206,000	235,629
3.00%, 09/15/2021	372,000	379,347
2.80%, 05/15/2022	335,000	333,212
4.10%, 05/15/2042	217,000	214,865
4.10%, 03/15/2043	181,000	178,592
4.38%, 03/30/2044	132,000	137,736
Electricite de France
1.15%, 01/20/2017 (Acquired 01/13/2014, Cost $4,978,050) (b)	5,000,000	5,001,050
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,517,154) (b)	3,558,000	3,578,067
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,464) (b)	1,035,000	1,168,785
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $944,615) (b)	888,000	999,774
6.80%, 09/15/2037 (Acquired 10/28/2013, Cost $211,074) (b)	204,000	248,940
6.00%, 10/07/2039 (Acquired 10/28/2013, Cost $98,540) (b)	103,000	117,356
Exelon Generation Co LLC
6.20%, 10/01/2017	3,436,000	3,914,755
4.00%, 10/01/2020	619,000	652,569
5.75%, 10/01/2041	192,000	212,985
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014, Cost $960,754) (b)	965,000	977,732
Florida Power & Light Co
5.95%, 10/01/2033	402,000	506,512
5.63%, 04/01/2034	57,000	69,737
5.95%, 02/01/2038	103,000	131,078
Georgia Power Co
5.95%, 02/01/2039	41,000	50,987
Great Plains Energy Inc
4.85%, 06/01/2021	156,000	172,392

Hydro-Quebec
9.40%, 02/01/2021	186,000	253,738
8.40%, 01/15/2022	826,000	1,093,889
8.05%, 07/07/2024	638,000	881,222
Indiana Michigan Power Co
7.00%, 03/15/2019	112,000	136,058
3.20%, 03/15/2023	991,000	983,823
Jersey Central Power & Light Co
7.35%, 02/01/2019	31,000	37,454
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	474,256	495,324
Kansas City Power & Light Co
3.15%, 03/15/2023	375,000	373,829
5.30%, 10/01/2041	1,032,000	1,152,147
Korea Electric Power Corp
6.75%, 08/01/2027	233,000	284,104
Korea Gas Corp
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $292,691) (b)	279,000	302,229
Korea Hydro & Nuclear Power Co Ltd
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,038,703) (b)	4,000,000	4,091,708
Mega Advance Investments Ltd
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $619,193) (b)	591,000	634,693
MidAmerican Energy Co
5.30%, 03/15/2018	72,000	81,568
MidAmerican Energy Holdings Co
5.75%, 04/01/2018	168,000	192,268
Nevada Power Co
6.50%, 08/01/2018	232,000	274,312
7.13%, 03/15/2019	188,000	230,089
5.38%, 09/15/2040	38,000	44,716
5.45%, 05/15/2041	386,000	464,682
NextEra Energy Capital Holdings Inc
1.20%, 06/01/2015	168,000	169,022
7.88%, 12/15/2015	165,000	181,638
6.00%, 03/01/2019	124,000	144,476
2.40%, 09/15/2019	487,000	489,626
7.30%, 09/01/2067	295,000	325,238

Niagara Mohawk Power Corp
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $186,429) (b)	168,000	187,880
NiSource Finance Corp
4.45%, 12/01/2021	186,000	200,209
3.85%, 02/15/2023	283,000	290,213
5.80%, 02/01/2042	774,000	886,753
Northern States Power Co/MN
6.25%, 06/01/2036	258,000	337,694
4.13%, 05/15/2044	1,480,000	1,482,537
Ohio Power Co
6.05%, 05/01/2018	160,000	184,225
5.38%, 10/01/2021	65,000	75,875
Oncor Electric Delivery Co LLC
6.80%, 09/01/2018	635,000	755,060
7.00%, 09/01/2022	124,000	158,463
Pacific Gas & Electric Co
5.63%, 11/30/2017	204,000	230,677
8.25%, 10/15/2018	4,484,000	5,602,538
3.25%, 09/15/2021	146,000	150,581
2.45%, 08/15/2022	581,000	555,445
3.25%, 06/15/2023	206,000	205,743
6.05%, 03/01/2034	46,000	56,889
4.50%, 12/15/2041	749,000	766,919
4.45%, 04/15/2042	194,000	198,372
PacifiCorp
5.65%, 07/15/2018	294,000	335,903
5.50%, 01/15/2019	26,000	29,940
3.85%, 06/15/2021	103,000	110,554
PECO Energy Co
5.35%, 03/01/2018	93,000	104,513
2.38%, 09/15/2022	578,000	555,328
Pennsylvania Electric Co
6.05%, 09/01/2017	93,000	105,454
Potomac Electric Power Co
6.50%, 11/15/2037	136,000	183,268
PPL Electric Utilities Corp
2.50%, 09/01/2022	178,000	173,921
4.13%, 06/15/2044	208,000	206,057

PPL Energy Supply LLC
5.70%, 10/15/2015	221,000	232,352
Progress Energy Inc
4.40%, 01/15/2021	390,000	427,358
3.15%, 04/01/2022	389,000	390,158
7.75%, 03/01/2031	153,000	216,237
PSEG Power LLC
5.50%, 12/01/2015	226,000	241,087
5.32%, 09/15/2016	346,000	378,285
5.13%, 04/15/2020	679,000	760,462
4.15%, 09/15/2021	83,000	87,671
8.63%, 04/15/2031	130,000	187,234
Public Service Co of Colorado
5.80%, 08/01/2018	28,000	32,138
3.20%, 11/15/2020	120,000	123,987
2.25%, 09/15/2022	210,000	200,305
Public Service Co of New Hampshire
3.50%, 11/01/2023	101,000	104,115
Public Service Co of Oklahoma
5.15%, 12/01/2019	143,000	161,304
4.40%, 02/01/2021	203,000	222,564
6.63%, 11/15/2037	449,000	583,735
Public Service Electric & Gas Co
5.30%, 05/01/2018	85,000	96,470
5.38%, 11/01/2039	117,000	139,538
RGS I&M Funding Corp
9.82%, 12/07/2022	98,132	117,551
San Diego Gas & Electric Co
6.00%, 06/01/2026	213,000	265,298
3.95%, 11/15/2041	310,000	303,395
Sempra Energy
6.50%, 06/01/2016	93,000	102,757
6.15%, 06/15/2018	237,000	275,084
9.80%, 02/15/2019	841,000	1,117,646
2.88%, 10/01/2022	361,000	353,934
4.05%, 12/01/2023	10,325,000	10,907,443
3.55%, 06/15/2024	709,000	713,964
6.00%, 10/15/2039	155,000	192,331

South Carolina Electric & Gas Co
4.50%, 06/01/2064	161,000	162,935
Southern California Edison Co
4.15%, 09/15/2014	124,000	124,938
5.50%, 08/15/2018	144,000	164,569
3.88%, 06/01/2021	102,000	110,136
3.50%, 10/01/2023	328,000	340,043
5.95%, 02/01/2038	67,000	84,674
6.05%, 03/15/2039	253,000	323,139
3.90%, 12/01/2041	392,000	379,171
Southern Co/The
1.95%, 09/01/2016	307,000	314,195
Southern Power Co
5.15%, 09/15/2041	146,000	161,903
Southwestern Public Service Co
8.75%, 12/01/2018	351,000	448,219
State Grid Overseas Investment 2013 Ltd
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $237,873) (b)	241,000	237,014
State Grid Overseas Investment 2014 Ltd
2.75%, 05/07/2019 (Acquired 04/28/2014, Cost $4,225,408) (b)	4,240,000	4,274,480
Talent Yield Investments Ltd
4.50%, 04/25/2022 (Acquired 10/28/2013, Cost $712,449) (b)	715,000	739,424
Virginia Electric and Power Co
5.95%, 09/15/2017	83,000	95,306
5.40%, 04/30/2018	475,000	540,238
2.95%, 01/15/2022	80,000	80,885
3.45%, 02/15/2024	191,000	195,382
4.65%, 08/15/2043	3,500,000	3,760,148
Westar Energy Inc
4.13%, 03/01/2042	4,175,000	4,154,517
Wisconsin Electric Power Co
6.25%, 12/01/2015	134,000	144,257
2.95%, 09/15/2021	27,000	27,516
Xcel Energy Inc
0.75%, 05/09/2016	28,000	28,029

4.70%, 05/15/2020	62,000	69,259
6.50%, 07/01/2036	351,000	458,358
4.80%, 09/15/2041	95,000	102,253

		110,922,161

Total Corporate Bonds (Cost $1,829,578,754)		$1,890,614,375

Government Related - 23.27%
American Municipal Power Inc
7.50%, 02/15/2050	$1,350,000	$1,869,723
Atlanta Independent School System
5.56%, 03/01/2026	535,000	610,654
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,222,533
Brazilian Government International Bond
4.25%, 01/07/2025	3,150,000	3,192,525
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	899,555
California School Finance Authority
5.04%, 07/01/2020	270,000	294,378
5.04%, 01/01/2021	215,000	219,485
City of Houston TX Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,946,607
City of Los Angeles Department of Airports
6.58%, 05/15/2039	350,000	438,147
County of Contra Costa CA
5.14%, 06/01/2017	640,000	687,232
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	97,922
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,480,058
Eaton Community City School District
5.39%, 08/25/2027	275,000	289,847
Elgin Local School District
5.50%, 08/31/2027	535,000	557,122
Fannie Mae Strip
0.00%, 11/15/2021	887,000	732,888
Fannie Mae Strip
0.00%, 05/15/2030	929,000	509,186

Federal Farm Credit Banks
5.13%, 11/15/2018	666,000	766,677
Federal Home Loan Banks
5.50%, 07/15/2036	1,135,000	1,452,213
Federal Home Loan Mortgage Corp
5.50%, 08/23/2017	996,000	1,133,766
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,650,349
1.88%, 02/19/2019	15,520,000	15,727,285
1.75%, 06/20/2019	7,540,000	7,557,387
Financing Corp Fico
0.00%, 11/30/2017	404,000	385,992
0.00%, 04/06/2018	194,000	183,586
0.00%, 05/11/2018	6,860,000	6,475,717
0.00%, 08/03/2018	276,000	258,823
0.00%, 03/07/2019	205,000	188,431
0.00%, 04/05/2019	2,766,000	2,535,426
0.00%, 09/26/2019	3,174,000	2,861,405
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,247,126
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/2020	6,750,000	6,836,238
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,550,000
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	620,000	616,646
Israel Government AID Bond
0.00%, 03/15/2018	1,032,000	974,795
0.00%, 11/01/2019	345,000	308,364
0.00%, 08/15/2020	827,000	716,293
0.00%, 02/15/2022	464,000	377,283
0.00%, 08/15/2022	7,201,000	5,725,832
5.50%, 09/18/2023	8,856,000	10,795,367
0.00%, 11/01/2023	413,000	310,106
5.50%, 04/26/2024	3,784,000	4,616,722
0.00%, 11/01/2024	2,549,000	1,825,512
0.00%, 11/15/2026	258,000	167,822
5.50%, 09/18/2033	619,000	775,133

Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400,000	3,353,400
Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,854,761
3.63%, 03/15/2022	2,000,000	2,075,000
4.00%, 10/02/2023	842,000	884,942
4.75%, 03/08/2044	450,000	459,000
5.55%, 01/21/2045	1,494,000	1,699,425
5.75%, 10/12/2110	588,000	623,868
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	130,000	132,822
3.75%, 07/01/2034	365,000	379,301
New Jersey State Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,222,755
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	316,038
Ohio State University/The
4.80%, 06/01/2111	1,102,000	1,134,785
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,269,880
Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,185,000
4.00%, 01/22/2024	1,040,000	1,079,000
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,502,701
4.46%, 10/01/2062	2,500,000	2,558,900
Province of British Columbia
2.00%, 10/23/2022	6,270,000	5,946,606
Province of Ontario Canada
2.95%, 02/05/2015	1,264,000	1,284,469
1.65%, 09/27/2019	1,315,000	1,294,632
Province of Quebec Canada
7.37%, 03/06/2026	58,000	78,089
Residual Funding Corp Strip
0.00%, 07/15/2020	24,949,000	21,865,004
0.00%, 10/15/2020	5,841,000	5,070,526
0.00%, 01/15/2021	2,270,000	1,954,479

Rhode Island Housing & Mortgage Finance Corp/RI
4.00%, 10/01/2023	4,000,000	4,102,360
Romanian Government International Bond
4.88%, 01/22/2024 (Acquired 01/14/2014, Cost $434,997) (b)	440,000	468,050
Russian Foreign Bond - Eurobond
7.50%, 03/31/2030 (Acquired 11/21/2013, Cost $2,567,221) (b)	2,192,000	2,538,643
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	773,879
South Africa Government International Bond
5.88%, 09/16/2025	403,000	447,935
State of California
7.50%, 04/01/2034	5,540,000	7,886,190
7.30%, 10/01/2039	275,000	391,344
State of Illinois
5.10%, 06/01/2033	560,000	562,643
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,717,816
Tennessee Valley Authority
5.88%, 04/01/2036	882,000	1,140,920
5.50%, 06/15/2038	57,000	70,907
5.25%, 09/15/2039	949,000	1,151,648
4.63%, 09/15/2060	303,000	319,165
Tennessee Valley Authority Generic Strip
0.00%, 01/15/2019	775,000	709,435
0.00%, 05/01/2019	1,238,000	1,123,778
0.00%, 07/15/2028	2,000,000	1,169,242
Tennessee Valley Authority Strip
0.00%, 12/15/2017	427,000	401,050
0.00%, 11/01/2025	1,847,000	1,241,457
0.00%, 06/15/2035	258,000	108,484
Three Rivers Local School District
5.21%, 09/15/2027	285,000	298,680
Tunisia Government AID Bonds
1.69%, 07/16/2019	1,032,000	1,019,831

Turkey Government International Bond
7.00%, 06/05/2020	1,910,000	2,224,577
5.75%, 03/22/2024	494,000	539,695
6.63%, 02/17/2045	214,000	247,705
Ukraine Government AID Bonds
1.84%, 05/16/2019	3,905,000	3,900,595
United States Treasury Inflation Indexed Bonds
0.50%, 04/15/2015 (g)	2,822,390	2,863,183
0.13%, 04/15/2016 (g)	443,578	455,223
1.13%, 01/15/2021 (g)	531,038	575,221
3.63%, 04/15/2028 (g)	1,528,788	2,146,991
2.50%, 01/15/2029 (g)	456,035	575,388
United States Treasury Note/Bond
11.25%, 02/15/2015	1,032,000	1,103,555
1.50%, 06/30/2016	40,000,000	40,825,000
3.13%, 10/31/2016	3,400,000	3,600,015
7.50%, 11/15/2016	5,820,000	6,765,750
2.75%, 11/30/2016	258,000	271,142
3.25%, 12/31/2016	20,315,000	21,616,420
3.13%, 01/31/2017	206,000	218,811
4.63%, 02/15/2017	980,000	1,079,990
3.25%, 03/31/2017	6,295,000	6,719,912
3.13%, 04/30/2017	13,814,000	14,707,600
4.50%, 05/15/2017	4,932,000	5,446,393
2.75%, 05/31/2017	5,000,000	5,273,440
2.50%, 06/30/2017	17,870,000	18,720,219
4.75%, 08/15/2017	7,303,000	8,162,811
8.88%, 08/15/2017	8,230,000	10,243,782
4.25%, 11/15/2017	13,353,000	14,771,756
2.25%, 11/30/2017	206,000	214,095
2.75%, 12/31/2017	1,459,000	1,541,639
0.88%, 01/31/2018	245,000	242,646
2.63%, 01/31/2018	2,683,000	2,823,439
3.50%, 02/15/2018	86,168,000	93,337,436
2.88%, 03/31/2018	3,159,000	3,353,724
1.38%, 06/30/2018	9,940,000	9,962,524
1.50%, 08/31/2018	21,561,000	21,673,850
1.25%, 10/31/2018	12,930,000	12,829,999

1.25%, 11/30/2018	92,265,000	91,428,895
1.38%, 11/30/2018	17,239,000	17,190,524
1.38%, 12/31/2018	722,000	719,010
1.50%, 12/31/2018	16,415,000	16,423,979
1.25%, 04/30/2019	86,725,600	85,424,716
3.13%, 05/15/2019	20,774,000	22,278,495
1.50%, 05/31/2019	24,625,000	24,501,875
1.00%, 06/30/2019	1,500,000	1,453,829
1.63%, 06/30/2019	22,390,000	22,390,000
0.88%, 07/31/2019	66,110,000	63,568,864
1.00%, 11/30/2019	2,392,000	2,299,310
8.50%, 02/15/2020	4,750,000	6,470,763
3.50%, 05/15/2020	2,580,000	2,820,866
8.75%, 05/15/2020	2,000,000	2,776,250
2.63%, 08/15/2020	7,709,000	8,022,178
8.75%, 08/15/2020	6,304,000	8,814,272
2.13%, 08/31/2020	7,032,000	7,104,514
2.63%, 11/15/2020	3,096,000	3,215,970
2.00%, 11/30/2020	1,500,000	1,499,179
2.13%, 01/31/2021	2,000,000	2,009,844
3.63%, 02/15/2021	1,961,000	2,158,326
7.88%, 02/15/2021	900,000	1,230,469
2.25%, 03/31/2021	28,795,000	29,105,439
2.25%, 04/30/2021	13,705,000	13,839,912
3.13%, 05/15/2021	4,592,000	4,902,318
8.13%, 05/15/2021	1,718,000	2,391,643
2.00%, 05/31/2021	55,000	54,588
2.13%, 06/30/2021	2,845,000	2,844,556
2.13%, 08/15/2021	5,805,000	5,801,372
8.00%, 11/15/2021	2,826,000	3,957,946
2.00%, 02/15/2022	1,250,000	1,230,566
7.25%, 08/15/2022	1,444,000	1,984,146
7.13%, 02/15/2023	683,000	940,779
6.25%, 08/15/2023	15,650,000	20,643,320
6.75%, 08/15/2026	205,000	291,741
6.63%, 02/15/2027	753,000	1,067,848
6.38%, 08/15/2027	290,000	405,683

6.13%, 11/15/2027	470,000	645,442
5.50%, 08/15/2028	1,481,000	1,937,333
5.25%, 11/15/2028	49,665,500	63,618,426
5.25%, 02/15/2029	1,113,000	1,426,727
6.13%, 08/15/2029	603,000	841,656
6.25%, 05/15/2030	789,000	1,121,366
5.38%, 02/15/2031	5,312,000	6,974,491
4.50%, 02/15/2036	7,389,000	8,974,170
4.75%, 02/15/2037	3,955,000	4,971,558
5.00%, 05/15/2037	6,294,000	8,170,399
4.38%, 02/15/2038	18,912,600	22,579,867
4.50%, 05/15/2038	789,000	959,375
3.50%, 02/15/2039	64,819,100	67,634,712
4.25%, 05/15/2039	200,000	234,844
4.50%, 08/15/2039	206,000	251,095
3.63%, 02/15/2044	9,150,000	9,656,105
3.38%, 05/15/2044	380,000	382,553
United States Treasury Strip Coupon
0.00%, 08/15/2015	3,000	2,994
0.00%, 02/15/2016	7,205,000	7,169,191
0.00%, 08/15/2016	3,966,000	3,920,494
0.00%, 11/15/2016	5,261,000	5,184,610
0.00%, 02/15/2017	10,719,000	10,508,961
0.00%, 08/15/2017	4,176,000	4,049,814
0.00%, 11/15/2017	9,529,000	9,182,163
0.00%, 02/15/2018	3,658,000	3,500,563
0.00%, 05/15/2018	3,044,000	2,894,531
0.00%, 08/15/2018	23,739,000	22,406,126
0.00%, 11/15/2018	500,000	468,558
0.00%, 05/15/2019	18,038,000	16,629,214
0.00%, 08/15/2019	22,357,000	20,442,168
0.00%, 02/15/2020	1,858,000	1,669,649
0.00%, 05/15/2020	35,145,000	31,321,540
0.00%, 05/15/2020	470,000	420,565
0.00%, 08/15/2020	22,243,000	19,631,160
0.00%, 02/15/2021	15,550,000	13,496,514
0.00%, 05/15/2021	11,063,000	9,512,067

0.00%, 08/15/2021	6,139,000	5,229,833
0.00%, 11/15/2021	12,779,000	10,772,378
0.00%, 02/15/2022	33,917,000	28,329,547
0.00%, 05/15/2022	8,519,000	7,052,352
0.00%, 08/15/2022	9,500,000	7,791,036
0.00%, 11/15/2022	1,500,000	1,218,147
0.00%, 02/15/2023	42,197,000	33,906,513
0.00%, 05/15/2023	26,770,000	21,320,431
0.00%, 02/15/2024	124,000	95,945
0.00%, 05/15/2024	722,000	553,781
0.00%, 08/15/2024	1,334,000	1,012,133
0.00%, 11/15/2024	2,105,000	1,580,428
0.00%, 02/15/2025	1,299,000	966,186
0.00%, 05/15/2025	279,000	205,483
0.00%, 02/15/2026	1,000,000	714,212
0.00%, 05/15/2026	2,301,000	1,626,404
0.00%, 08/15/2026	1,681,000	1,176,076
0.00%, 11/15/2026	10,222,000	7,076,220
0.00%, 02/15/2027	17,916,000	12,272,388
0.00%, 05/15/2027	1,866,000	1,265,284
0.00%, 08/15/2027	4,314,000	2,895,173
0.00%, 11/15/2027	8,107,000	5,380,681
0.00%, 02/15/2028	7,769,000	5,101,250
0.00%, 05/15/2028	1,166,000	757,547
0.00%, 08/15/2028	1,918,000	1,233,130
0.00%, 11/15/2028	7,540,000	4,795,598
0.00%, 02/15/2029	5,387,000	3,389,150
0.00%, 05/15/2029	330,000	205,432
0.00%, 08/15/2029	3,188,000	1,962,874
0.00%, 11/15/2029	3,664,000	2,233,516
0.00%, 02/15/2030	12,187,000	7,357,073
0.00%, 05/15/2030	8,464,000	5,056,148
0.00%, 08/15/2030	3,462,000	2,047,673
0.00%, 11/15/2030	3,564,000	2,085,496
0.00%, 02/15/2031	9,298,000	5,390,357
0.00%, 05/15/2031	5,925,000	3,399,469
0.00%, 08/15/2031	3,737,000	2,122,093

0.00%, 11/15/2031	7,099,000	3,993,216
0.00%, 02/15/2032	10,309,000	5,740,196
0.00%, 05/15/2032	16,703,000	9,213,625
0.00%, 08/15/2032	2,475,000	1,351,070
0.00%, 11/15/2032	7,212,000	3,898,822
0.00%, 05/15/2033	5,145,000	2,729,901
0.00%, 08/15/2033	2,412,000	1,266,741
0.00%, 11/15/2033	5,966,000	3,104,820
0.00%, 02/15/2034	3,959,000	2,039,558
0.00%, 05/15/2034	1,450,000	740,110
0.00%, 08/15/2034	2,895,000	1,463,237
0.00%, 11/15/2034	2,487,000	1,245,497
0.00%, 02/15/2035	1,824,000	903,940
0.00%, 05/15/2035	1,920,000	942,453
0.00%, 08/15/2035	175,000	85,113
0.00%, 05/15/2036	121,000	57,243
United States Treasury Strip
0.00%, 02/15/2044	15,240,000	5,400,980
0.00%, 05/15/2044	7,080,000	2,486,326
Utility Debt Securitization Authority
5.00%, 12/15/2041	1,250,000	1,408,313
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	233,520
Westlake City School District
5.23%, 12/01/2026	430,000	463,291

Total Government Related (Cost $1,607,739,209)		$1,630,371,919

Mortgage-Backed Obligations - 39.45%
A10 Securitization 2013-1 LLC
2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $1,146,816) (b)	$1,150,007	$1,155,094
A10 Securitization LLC
3.49%, 04/15/2024 (Acquired 10/28/2013, Cost $1,233,092) (b)	1,225,386	1,231,513
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,868) (b)	425,000	426,314
A10 Term Asset Financing 2014-1 LLC
1.72%, 04/15/2033 (Acquired 06/04/2014, Cost $1,546,896) (b)	1,547,000	1,547,000
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $1,806,749) (b)	1,807,000	1,807,000

AAM ACE 2007-HE3 Resecuritization Trust 2011-1
0.40%, 02/02/2037	130,954	128,229
Ajax Mortgage Loan Trust 2013-C
4.50%, 03/25/2035 (Acquired 11/15/2013, Cost $1,432,783) (a)	1,438,609	1,447,242
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	6,922	7,076
Alternative Loan Trust 2002-12
0.00%, 11/25/2032	23,563	19,444
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	749,993	803,883
Alternative Loan Trust 2003-6T2
5.50%, 06/25/2033	34,407	34,420
Alternative Loan Trust 2004-18CB
5.70%, 09/25/2034	56,500	56,882
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	8,613,111	8,707,761
5.75%, 03/25/2034	1,332,626	1,346,456
Alternative Loan Trust 2005-1CB
6.95%, 03/25/2035	436,238	92,696
Alternative Loan Trust 2005-20CB
4.60%, 07/25/2035	1,365,818	165,145
Alternative Loan Trust 2005-22T1
4.92%, 06/25/2035	1,222,916	163,876
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	597,925	563,650
6.00%, 08/25/2035	17,866	14,550
Alternative Loan Trust 2005-37T1
4.90%, 09/25/2035	4,444,415	625,187
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	99,824	99,274
Alternative Loan Trust 2005-54CB
4.70%, 11/25/2035	2,715,296	323,243
5.50%, 11/25/2035	688,001	623,963
5.50%, 11/25/2035	8,536	8,557
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	251,196	231,884

Alternative Loan Trust 2005-J1
4.95%, 02/25/2035	803,686	79,973
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	140,444	114,829
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022 (Acquired 10/28/2013, Cost $53,116) (d)	52,001	54,828
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	240,126	218,175
Alternative Loan Trust 2006-J5
5.27%, 07/25/2021	81,567	80,107
Alternative Loan Trust Resecuritization 2005-5R
5.25%, 12/25/2018	3,719	3,716
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $161,060) (b)	155,586	160,754
American General Mortgage Loan Trust 2009-1
5.75%, 09/25/2048 (Acquired 10/28/2013, Cost $845,992) (b)	831,937	832,155
American General Mortgage Loan Trust 2010-1
5.15%, 03/25/2058 (Acquired 10/28/2013, Cost $81,303) (b)	80,449	80,749
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $474,367) (b)	463,000	468,873
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $1,013,362) (b)	980,000	1,005,567
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $480,381) (b)	464,000	475,503
ASG Resecuritization Trust 2009-1
2.06%, 06/26/2037	706,256	694,293
ASG Resecuritization Trust 2009-2
4.75%, 05/24/2036 (Acquired 10/28/2013, Cost $567,686) (b)	547,000	556,494
4.75%, 05/24/2036 (Acquired 10/28/2013, Cost $233,982) (b)	230,243	231,302
ASG Resecuritization Trust 2009-3
2.07%, 03/26/2037 (Acquired 10/28/2013, Cost $2,046,712) (b)	2,042,995	2,041,224
ASG Resecuritization Trust 2009-4
6.00%, 06/28/2037 (Acquired 10/28/2013, Cost $646,865) (b)	635,612	647,170
ASG Resecuritization Trust 2009-5
3.38%, 02/28/2037 (Acquired 10/28/2013, Cost $236,139) (b)	234,036	237,022
ASG Resecuritization Trust 2010-1
0.55%, 02/27/2036 (Acquired 10/28/2013, Cost $218,661) (b)	224,267	218,661
ASG Resecuritization Trust 2010-2
1.85%, 01/28/2037	771,801	761,933
ASG Resecuritization Trust 2010-4
0.29%, 11/28/2036 (Acquired 10/28/2013, Cost $8,467) (b)	8,553	8,542

ASG Resecuritization Trust 2011-1
4.00%, 09/28/2020 (Acquired 10/28/2013, Cost $181,131) (b)	179,456	180,788
2.51%, 11/28/2035 (Acquired 10/28/2013, Cost $732,531) (b)	746,069	731,325
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $741,129) (b)	715,141	736,595
ASG Resecuritization Trust 2011-2
23.69%, 02/28/2036 (Acquired 10/28/2013, Cost $86,540) (b)	70,723	85,574
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013, Cost $778,135) (b)	809,000	801,641
Banc of America Alternative Loan Trust 2003-1
0.00%, 02/25/2033	24,005	19,950
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	24,222	24,488
0.00%, 01/25/2034	60,477	52,940
6.00%, 01/25/2034	528,269	550,433
6.00%, 01/25/2034	542,852	572,037
Banc of America Alternative Loan Trust 2003-4
5.00%, 06/25/2018	496,970	511,354
Banc of America Alternative Loan Trust 2003-5
5.00%, 07/25/2018	160,597	164,874
Banc of America Alternative Loan Trust 2003-7
5.00%, 09/25/2018	261,141	264,525
5.50%, 09/25/2033	557,798	580,831
Banc of America Alternative Loan Trust 2003-9
5.50%, 11/25/2033	171,815	175,486
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	97,206	99,860
6.00%, 02/25/2034	159,419	169,736
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	18,088	18,662
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019	22,901	22,280
5.00%, 07/25/2019	18,119	18,432
Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	339,058	350,146
Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	179,414	187,446

Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	75,086	76,758
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	32,116	29,153
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	28,281	29,407
5.50%, 03/25/2035	22,607	21,257
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	176,055	180,779
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	101,140	95,560
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	49,638	45,161
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	108,779	92,350
Banc of America Alternative Loan Trust 2007-1
5.83%, 04/25/2022	132,199	134,505
Banc of America Commercial Mortgage Trust 2006-1
5.37%, 09/10/2045	295,000	311,115
5.38%, 09/10/2045	15,567,888	16,501,105
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	1,785,708	1,925,830
Banc of America Commercial Mortgage Trust 2006-4
5.63%, 07/10/2046	1,153,202	1,237,850
Banc of America Commercial Mortgage Trust 2006-5
0.84%, 09/10/2047 (Acquired 10/28/2013, Cost $312,872) (b)	23,525,067	255,223
5.41%, 09/10/2047	970,000	1,044,399
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	9,128,911	10,134,050
5.49%, 02/10/2051	3,500,000	3,816,698
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034	68,778	54,679
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	5,228,473	5,640,037
Banc of America Funding 2004-C Trust
5.11%, 12/20/2034	136,829	136,380
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	98,727	98,875

Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035	81,070	60,840
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036	34,970	26,866
Banc of America Funding 2005-C Trust
0.39%, 05/20/2035	8,279,137	7,697,114
Banc of America Funding 2005-E Trust
2.68%, 03/20/2035	216,575	217,459
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036	84,188	62,161
Banc of America Funding 2010-R11 Trust
5.19%, 08/26/2035 (Acquired 10/28/2013, Cost $695,045) (b)	683,812	698,545
Banc of America Funding 2010-R5 Trust
5.50%, 10/26/2037 (Acquired 10/28/2013, Cost $197,402) (b)	193,714	198,241
Banc of America Merrill Lynch Commercial Mortgage Inc
5.47%, 11/10/2042	516,000	531,751
4.67%, 07/10/2043	516,000	530,161
4.73%, 07/10/2043	1,097,000	1,125,852
0.21%, 10/10/2045 (Acquired 10/28/2013, Cost $103,556) (b)	53,231,404	75,802
5.12%, 10/10/2045	11,640,846	12,115,757
5.35%, 09/10/2047	22,841	22,839
Banc of America Mortgage 2003-3 Trust
0.70%, 05/25/2018	131,374	126,900
5.50%, 05/25/2033	364,467	384,780
Banc of America Mortgage 2003-5 Trust
7.50%, 02/25/2031	61,402	63,369
Banc of America Mortgage 2003-6 Trust
0.60%, 08/25/2018	42,061	41,485
Banc of America Mortgage 2003-7 Trust
4.75%, 09/25/2018	6,991	7,188
Banc of America Mortgage 2003-8 Trust
0.00%, 11/25/2033	30,390	24,444
Banc of America Mortgage 2003-C Trust
2.62%, 04/25/2033	48,178	49,346
Banc of America Mortgage 2003-E Trust
2.66%, 06/25/2033	258,626	260,993

Banc of America Mortgage 2004-J Trust
2.91%, 11/25/2034	179,734	180,222
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034	8,336	7,186
Banc of America Mortgage Trust 2004-3
5.50%, 04/25/2034	507,279	521,852
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034	9,539	8,304
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	41,133	41,644
5.50%, 06/25/2034	123,087	125,470
Banc of America Mortgage Trust 2004-6
5.50%, 05/25/2034	811,028	852,426
0.00%, 07/25/2034	51,674	46,853
5.50%, 07/25/2034	29,095	29,036
Banc of America Mortgage Trust 2004-8
0.00%, 05/25/2032	4,708	4,236
0.00%, 10/25/2034	21,682	20,090
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032	3,855	3,231
6.50%, 09/25/2032	80,172	84,163
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	153,351	158,132
Banc of America Re-REMIC Trust 2009-UBER1
5.68%, 06/24/2050 (Acquired 10/28/2013, Cost $1,024,675) (b)	933,084	1,011,463
Battalion CLO Ltd
1.72%, 04/17/2026	9,650,000	9,673,343
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $2,823,801) (b)	2,941,000	2,888,630
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,462,011) (b)	2,602,000	2,579,683
BCAP LLC 2009-RR10 Trust
5.75%, 06/26/2037 (Acquired 10/28/2013, Cost $295,532) (b)	295,907	301,954
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $660,546) (b)	635,896	659,771
BCAP LLC 2009-RR14 Trust
2.46%, 08/26/2035 (Acquired 10/28/2013, Cost $663,992) (b)	712,954	714,043
2.52%, 03/26/2036 (Acquired 10/28/2013, Cost $26,670) (b)	26,689	26,668

BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $445,996) (b)	437,648	451,259
BCAP LLC 2010-RR12 Trust
4.50%, 01/26/2036 (Acquired 10/28/2013, Cost $160,265) (b)	157,914	159,781
2.67%, 10/26/2036 (Acquired 10/28/2013, Cost $491,787) (b)	486,895	486,636
BCAP LLC 2010-RR4-I Trust
4.00%, 07/26/2036 (Acquired 10/28/2013, Cost $89,080) (b)	88,775	90,499
BCAP LLC 2010-RR5-I Trust
5.38%, 04/26/2037 (Acquired 10/28/2013, Cost $663,380) (b)	664,417	677,705
BCAP LLC 2010-RR7 Trust
4.98%, 04/26/2035 (Acquired 10/28/2013, Cost $315,375) (b)	321,630	320,691
2.10%, 07/26/2045 (Acquired 10/28/2013, Cost $1,956,470) (b)	2,018,198	2,031,801
0.82%, 02/26/2047 (Acquired 10/28/2013, Cost $390,982) (b)	401,521	397,706
BCAP LLC 2010-RR8 Trust
5.06%, 05/26/2035 (Acquired 10/28/2013, Cost $235,462) (b)	230,353	234,080
5.06%, 05/26/2035 (Acquired 10/28/2013, Cost $986,273) (b)	1,032,000	977,578
BCAP LLC 2011-RR10 Trust
0.94%, 09/26/2037 (Acquired 10/28/2013, Cost $1,427,852) (b)	1,566,828	1,435,623
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $449,416) (b)	441,949	449,152
3.00%, 08/26/2022 (Acquired 10/28/2013, Cost $275,735) (b)	274,468	275,484
BCAP LLC 2011-RR2 Trust
2.71%, 11/21/2035 (Acquired 10/28/2013, Cost $94,547) (b)	94,508	94,434
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $1,335,101) (b)	1,326,940	1,349,114
BCAP LLC 2011-RR5-I Trust
0.30%, 05/28/2036 (Acquired 10/28/2013, Cost $1,075,056) (b)	1,145,939	1,124,413
2.62%, 07/26/2036 (Acquired 10/28/2013, Cost $375,125) (b)	376,222	374,604
BCAP LLC 2012-RR1 Trust
6.50%, 07/26/2037 (Acquired 10/28/2013, Cost $648,029) (b)	629,246	665,566
BCAP LLC 2012-RR10-I Trust
0.34%, 05/26/2036 (Acquired 10/28/2013, Cost $1,820,307) (b)	1,926,278	1,820,250
0.38%, 02/26/2037 (Acquired 10/28/2013, Cost $658,665) (b)	695,445	662,932
BCAP LLC 2012-RR2 Trust
0.32%, 08/26/2036 (Acquired 10/28/2013, Cost $980,546) (b)	1,014,378	988,853
BCAP LLC 2012-RR3 Trust
1.99%, 05/26/2037 (Acquired 10/28/2013, Cost $1,889,003) (b)	1,910,744	1,916,292

BCAP LLC 2012-RR4 Trust
0.38%, 06/26/2047 (Acquired 10/28/2013, Cost $965,519) (b)	1,018,388	965,540
BCAP LLC Trust
4.41%, 06/26/2036 (Acquired 10/28/2013, Cost $360,136) (b)	347,895	355,262
Bear Stearns ALT-A Trust 2005-2
0.65%, 03/25/2035	455,567	443,587
Bear Stearns ARM Trust 2003-2
2.49%, 01/25/2033 (Acquired 10/28/2013, Cost $283,891) (b)	298,551	290,353
Bear Stearns ARM Trust 2003-7
2.43%, 10/25/2033	26,771	26,975
Bear Stearns ARM Trust 2004-2
2.98%, 05/25/2034	187,666	188,521
Bear Stearns ARM Trust 2005-5
2.15%, 08/25/2035	879,003	892,664
Bear Stearns ARM Trust 2006-1
2.37%, 02/25/2036	786,289	791,679
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	138,468	139,420
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4
5.47%, 06/11/2041	55,463	55,460
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9
4.87%, 09/11/2042	6,101,580	6,318,156
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR11
5.60%, 03/11/2039	883,000	934,052
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.83%, 12/11/2038 (Acquired 10/28/2013, Cost $322,382) (b)	23,458,945	345,503
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.54%, 10/12/2041	268,598	291,692
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.30%, 01/12/2045 (Acquired 10/28/2013, Cost $353,187) (b)	67,124,425	347,436
CAM Mortgage Trust 2014-1
3.35%, 12/15/2053 (Acquired 01/28/2014, Cost $441,674) (b)	441,674	442,212
CAM Mortgage Trust 2014-2
2.60%, 05/15/2048 (Acquired 06/19/2014, Cost $1,894,874) (b)	1,895,000	1,895,000
CD 2005-CD1 Commercial Mortgage Trust
5.40%, 07/15/2044	8,064,341	8,385,206
5.40%, 07/15/2044	619,000	648,442

CD 2006-CD3 Mortgage Trust
0.70%, 10/15/2048 (Acquired 10/28/2013, Cost $215,675) (b)	13,896,224	182,027
CD 2007-CD4 Commercial Mortgage Trust
0.56%, 12/11/2049	23,801,971	202,769
5.32%, 12/11/2049	7,250,000	7,887,579
CGBAM Commercial Mortgage Trust 2014-HD
0.95%, 02/15/2031 (Acquired 05/13/2014, Cost $900,000) (b)	900,000	900,324
Chase Mortgage Finance Trust Series 2006-A1
2.64%, 09/25/2036	381,480	339,898
Chase Mortgage Finance Trust Series 2007-A1
2.50%, 02/25/2037	335,066	336,778
2.50%, 02/25/2037	50,417	50,877
2.57%, 02/25/2037	158,531	158,410
2.60%, 02/25/2037	165,352	166,189
Chase Mortgage Finance Trust Series 2007-A2
2.59%, 07/25/2037	124,980	125,300
2.65%, 07/25/2037	196,927	197,989
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032	22,619	19,343
CHL Mortgage Pass-Through Trust 2003-26
3.50%, 08/25/2033	218,109	221,028
CHL Mortgage Pass-Through Trust 2003-29
5.50%, 08/25/2033	70,062	73,680
CHL Mortgage Pass-Through Trust 2003-39
5.00%, 10/25/2033	470,244	491,177
CHL Mortgage Pass-Through Trust 2003-44
0.00%, 10/25/2033	1,462	1,459
CHL Mortgage Pass-Through Trust 2003-J13
0.00%, 01/25/2034	5,189	4,563
5.25%, 01/25/2034	398,264	417,188
CHL Mortgage Pass-Through Trust 2003-J7
9.58%, 08/25/2018	43,153	45,156
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	89,453	93,265
5.75%, 04/25/2034	60,946	63,014
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	424,687	452,692

CHL Mortgage Pass-Through Trust 2004-7
2.48%, 06/25/2034	26,528	26,213
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	231,316	238,051
CHL Mortgage Pass-Through Trust 2004-HYB1
2.55%, 05/20/2034	48,981	46,978
CHL Mortgage Pass-Through Trust 2004-HYB3
2.32%, 06/20/2034	184,893	177,810
CHL Mortgage Pass-Through Trust 2004-HYB6
2.52%, 11/20/2034	121,734	117,058
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	21,769	22,283
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	63,831	65,105
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	37,760	34,859
CHL Mortgage Pass-Through Trust 2005-22
2.56%, 11/25/2035	476,491	401,221
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	43,784	45,543
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	194,928	199,359
Citigroup Commercial Mortgage Trust 2005-C3
4.83%, 05/15/2043	743,000	763,534
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,062,905
Citigroup Mortgage Loan Trust 2008-AR4
2.75%, 11/25/2038 (Acquired 10/28/2013, Cost $1,390,732) (b)	1,376,324	1,387,363
Citigroup Mortgage Loan Trust 2009-10
2.42%, 09/25/2033 (Acquired 10/28/2013, Cost $812,924) (b)	800,275	810,797
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $625,691) (b)	604,855	631,489
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $689,522) (b)	671,647	705,626
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $322,482) (b)	316,678	329,525
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $269,455) (b)	260,572	275,752

Citigroup Mortgage Loan Trust 2010-10
2.42%, 02/25/2036 (Acquired 10/28/2013, Cost $384,226) (b)	381,410	385,444
Citigroup Mortgage Loan Trust 2010-3
2.38%, 02/25/2036 (Acquired 10/28/2013, Cost $173,467) (b)	172,886	173,098
Citigroup Mortgage Loan Trust 2010-7
2.61%, 02/25/2035 (Acquired 10/28/2013, Cost $250,378) (b)	247,048	248,665
Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $3,520,429) (b)	3,494,539	3,598,327
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $3,603,702) (b)	3,520,345	3,629,331
Citigroup Mortgage Loan Trust Inc
0.00%, 06/25/2016	62	61
0.00%, 12/25/2018	8,459	7,995
0.00%, 12/25/2018	7,033	6,608
5.50%, 12/25/2018	42,575	43,499
0.00%, 09/25/2033	17,870	15,963
7.00%, 09/25/2033	29,917	30,974
0.00%, 10/25/2033	15,673	14,242
5.25%, 10/25/2033	126,213	128,718
0.53%, 12/25/2033	95,974	91,634
2.61%, 08/25/2034	77,336	75,289
2.67%, 04/25/2035	53,912	42,429
5.50%, 05/25/2035	277,136	285,682
2.82%, 08/25/2035	145,426	107,942
6.00%, 10/25/2035 (Acquired 02/27/2014, Cost $6,233,060) (d)	6,611,598	6,212,139
5.50%, 11/25/2035 (Acquired 10/28/2013, Cost $42,724) (d)	42,790	42,189
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.98%, 08/15/2048	16,526,606	284,290
5.22%, 08/15/2048	595,035	635,259
5.25%, 08/15/2048	578,000	597,172
COMM 2005-C6 Mortgage Trust
5.12%, 06/10/2044	6,982,504	7,219,581
COMM 2005-LP5 Mortgage Trust
4.98%, 05/10/2043	650,000	665,300
COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/2029 (Acquired 10/28/2013, Cost $1,056,554) (b)	1,032,000	1,061,292
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	1,860,538	1,913,364

COMM 2012-CCRE2 Mortgage Trust
2.09%, 08/15/2045	3,415,739	366,116
3.15%, 08/15/2045	9,614,464	9,716,637
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 10/28/2013, Cost $536,122) (b)	516,000	558,467
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	8,020,744
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035 (Acquired 10/28/2013, Cost $672,999) (b)	708,000	698,768
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/12/2047	6,100,000	6,333,917
COMM 2014-TWC Mortgage Trust
1.00%, 02/13/2032 (Acquired 01/30/2014, Cost $2,751,473) (b)	2,750,000	2,753,677
Commercial Mortgage Asset Trust
7.30%, 01/17/2032	53,637	53,637
Commercial Mortgage Pass Through Certificates
2.09%, 11/17/2026 (Acquired 10/28/2013, Cost $538,009) (b)	537,623	541,366
1.05%, 06/11/2027 (Acquired 06/20/2014, Cost $4,232,000) (b)	4,232,000	4,235,306
Commercial Mortgage Trust 2005-GG3
4.86%, 08/10/2042	361,000	367,201
Commercial Mortgage Trust 2006-GG7
6.01%, 07/10/2038	310,000	336,306
COOF Securitization Trust 2014-1 Ltd
3.17%, 06/15/2040 (Acquired 05/16/2014, Cost $496,540) (b)	3,480,923	492,870
Credit Suisse Commercial Mortgage Trust Series 2006-C2
5.86%, 03/15/2039	738,000	783,768
5.86%, 03/15/2039	12,005,292	12,819,827
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.23%, 01/15/2049 (Acquired 10/28/2013, Cost $82,594) (b)	24,007,497	72,479
Credit Suisse First Boston Mortgage Securities Corp
4.50%, 10/25/2018	19,597	20,123
5.00%, 10/25/2018	68,710	69,399
0.00%, 08/25/2019	3,201	2,970
5.25%, 08/25/2019	136,029	139,767
6.69%, 02/25/2033	173,932	175,880
2.73%, 06/25/2033	87,457	87,675
5.25%, 09/25/2033	234,761	243,963

0.00%, 10/25/2033	154,366	134,199
5.25%, 11/25/2033	117,360	119,870
5.25%, 11/25/2033	332,116	340,271
5.50%, 09/25/2034	203,351	222,211
5.50%, 12/25/2034	342,601	370,854
0.00%, 10/25/2035	42,632	27,414
5.50%, 10/25/2035	532,770	96,342
0.00%, 11/25/2035	30,506	18,967
4.83%, 04/15/2037	10,500,000	10,726,307
4.73%, 07/15/2037	175,000	180,425
5.10%, 08/15/2038	10,971,530	11,291,712
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $479,511) (b)	468,729	487,818
CSMC Series 2010-11R
1.15%, 06/28/2047	6,969,332	6,670,213
CSMC Series 2010-17R
2.36%, 06/26/2036 (Acquired 10/28/2013, Cost $442,755) (b)	430,768	440,398
2.59%, 07/26/2036 (Acquired 10/28/2013, Cost $18,880) (b)	18,884	18,885
CSMC Series 2010-1R
4.95%, 01/27/2036 (Acquired 10/28/2013, Cost $169,255) (b)	164,659	168,403
CSMC Series 2011-16R
3.50%, 12/27/2036 (Acquired 10/28/2013, Cost $1,288,601) (b)	1,269,954	1,283,553
CSMC Series 2011-1R
1.15%, 02/27/2047 (Acquired 10/28/2013, Cost $713,666) (b)	716,457	715,629
CSMC Series 2011-6R
2.59%, 07/28/2036 (Acquired 10/28/2013, Cost $424,332) (b)	429,002	431,342
CSMC Series 2011-7R
1.40%, 08/28/2047 (Acquired 10/28/2013, Cost $65,117) (b)	65,305	65,275
CSMC Series 2011-9R
2.15%, 03/27/2046 (Acquired 10/28/2013, Cost $1,825,061) (b)	1,821,964	1,829,882
CSMC Series 2012-2R
2.44%, 03/27/2047	490,054	483,180
CSMC Series 2012-3R
3.25%, 07/27/2037	1,183,756	1,177,570
CSMC Series 2014-ICE
1.05%, 04/15/2027 (Acquired 05/30/2014, Cost $2,690,000) (b)	2,690,000	2,692,085

CSMC Trust 2010-16
3.57%, 06/25/2050 (Acquired 10/28/2013, Cost $766,858) (b)	774,000	768,300
3.57%, 06/25/2050 (Acquired 10/28/2013, Cost $314,704) (b)	325,000	319,126
DBRR 2012- EZ1 Trust
0.95%, 09/25/2045 (Acquired 10/28/2013, Cost $13,306) (b)	13,312	13,315
DBRR 2013-EZ2 Trust
0.85%, 02/25/2045 (Acquired 10/28/2013, Cost $758,209) (b)	760,932	759,113
DBUBS 2011-LC2 Mortgage Trust
1.60%, 07/10/2044 (Acquired 10/28/2013, Cost $253,059) (b)	4,458,786	230,925
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-1
5.75%, 02/25/2020	138,364	143,208
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-3
5.35%, 06/25/2020	167,425	169,469
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5
6.00%, 10/25/2021	143,850	123,068
Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018	6,258	6,176
Deutsche Mortgage Securities Inc Mortgage Loan Resecurit Trust Ser 2009-RS2
0.28%, 04/26/2037 (Acquired 10/28/2013, Cost $71,734) (b)	72,820	72,292
Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4
6.00%, 04/25/2034	6,852	7,020
Fannie Mae
3.50%, 08/15/2025 (f)	8,000,000	8,457,500
3.50%, 07/15/2026 (f)	3,500,000	3,709,453
2.50%, 07/15/2027 (f)	13,500,000	13,713,045
3.00%, 07/15/2027 (f)	21,500,000	22,333,125
4.00%, 07/15/2029 (f)	7,000,000	7,430,938
4.50%, 07/15/2029 (f)	2,000,000	2,122,812
5.50%, 07/01/2040 (f)	20,000,000	22,391,296
3.50%, 08/15/2040 (f)	29,000,000	29,761,250
4.00%, 08/15/2040 (f)	500,000	529,043
3.50%, 07/15/2041 (f)	21,500,000	22,131,563
4.50%, 07/15/2041 (f)	6,000,000	6,497,814
5.00%, 07/15/2041 (f)	11,000,000	12,215,157
3.00%, 07/15/2042 (f)	500,000	493,945
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	171,642	191,468
Fannie Mae Grantor Trust 2001-T10
7.50%, 12/25/2041	195,753	226,673

Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	215,901	252,639
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	230,135	264,678
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	68,347	78,074
Fannie Mae Grantor Trust 2004-T2
3.35%, 07/25/2043	295,780	306,866
7.50%, 11/25/2043	474,756	554,259
Fannie Mae Grantor Trust 2004-T3
8.86%, 01/25/2044	66,205	77,347
6.50%, 02/25/2044	673,481	759,417
7.00%, 02/25/2044	261,585	297,628
Fannie Mae Strip
10.00%, 09/01/2017	198	24
4.50%, 07/01/2018	92,037	5,687
5.50%, 07/01/2018	74,252	5,316
4.50%, 08/25/2018	127,787	7,075
10.50%, 03/01/2019	185	33
4.50%, 11/01/2020	18,783	1,353
7.50%, 04/01/2023	2,886	640
9.00%, 03/01/2024	2,031	2,372
0.00%, 09/01/2024	224,901	217,167
0.00%, 01/01/2033	30,135	28,115
5.00%, 12/01/2033	36,881	6,954
5.50%, 05/01/2036	172,180	31,864
5.50%, 08/01/2036	113,566	20,976
5.50%, 04/25/2037	42,216	7,571
6.00%, 01/01/2038	127,837	25,141
0.65%, 08/25/2042	1,377,879	1,377,240
0.70%, 08/25/2042	4,112,323	4,122,559
Fannie Mae Pool
8.00%, 11/01/2015	179	180
12.50%, 01/01/2016	165	166
6.00%, 06/01/2016	2,170	2,229
3.98%, 11/01/2016	1,032,000	1,044,981

1.94%, 01/01/2017	981,404	989,113
1.99%, 01/01/2017	1,032,000	1,031,227
5.50%, 03/01/2017	10,041	10,431
6.50%, 03/01/2017	5,578	5,797
7.00%, 03/01/2017	3,144	3,301
7.00%, 03/01/2017	5,614	5,867
7.50%, 03/01/2017	509	514
5.24%, 05/01/2017	904,729	979,007
7.00%, 05/01/2017	4,768	5,006
3.82%, 06/01/2017	1,449,327	1,546,455
7.00%, 06/01/2017	2,109	2,217
7.00%, 06/01/2017	3,112	3,275
3.39%, 08/01/2017	274,000	290,320
6.00%, 08/01/2017	2,578	2,677
6.50%, 08/01/2017	7,155	7,511
5.50%, 09/01/2017	12,914	13,457
7.00%, 09/01/2017	4,177	4,391
2.49%, 10/01/2017	470,852	488,513
2.62%, 10/01/2017	599,000	623,494
2.69%, 10/01/2017	401,023	418,212
5.94%, 10/01/2017	3,340,063	3,740,306
6.50%, 10/01/2017	4,293	4,481
6.00%, 11/01/2017	65,063	68,331
6.00%, 11/01/2017	5,862	6,105
6.50%, 11/01/2017	5,160	5,423
7.00%, 11/01/2017	9,887	10,180
3.38%, 01/01/2018	1,032,000	1,096,294
3.52%, 01/01/2018	647,508	691,646
3.54%, 01/01/2018	978,855	1,044,524
3.63%, 01/01/2018	310,000	330,615
5.50%, 02/01/2018	40,075	42,562
5.50%, 02/01/2018	71,906	76,378
3.80%, 03/01/2018	589,569	633,089
6.00%, 03/01/2018	24,426	25,491
6.50%, 03/01/2018	2,092	2,098
5.00%, 04/01/2018	25,654	27,246
4.50%, 05/01/2018	13,127	13,942

5.00%, 05/01/2018	77,712	82,662
5.00%, 05/01/2018	37,536	39,927
6.00%, 05/01/2018	9,301	9,776
9.00%, 05/01/2018	1,442	1,541
3.64%, 06/01/2018	711,449	761,969
3.74%, 06/01/2018	1,973,106	2,134,627
4.50%, 06/01/2018	16,681	17,713
4.50%, 06/01/2018	3,549	3,768
5.00%, 06/01/2018	61,171	65,136
5.00%, 06/01/2018	77,082	81,900
5.00%, 06/01/2018	16,350	17,401
4.50%, 07/01/2018	24,373	25,881
5.00%, 07/01/2018	90,306	96,210
4.50%, 08/01/2018	17,326	18,400
4.50%, 08/01/2018	32,425	34,430
5.00%, 08/01/2018	47,364	50,393
5.00%, 09/01/2018	63,570	67,726
4.50%, 10/01/2018	39,393	41,801
5.00%, 10/01/2018	37,703	40,168
5.00%, 10/01/2018	39,719	42,307
2.97%, 11/01/2018	1,452,234	1,520,225
4.50%, 11/01/2018	66,646	71,129
5.00%, 11/01/2018	9,015	9,615
5.00%, 11/01/2018	79,645	84,986
5.00%, 11/01/2018	40,038	42,651
6.07%, 11/01/2018	598,340	650,225
3.04%, 12/01/2018	1,238,000	1,301,871
4.50%, 12/01/2018	174,137	184,931
5.00%, 12/01/2018	531	563
5.00%, 12/01/2018	206,504	219,122
9.50%, 12/01/2018	2,210	2,407
2.10%, 01/01/2019	723	740
6.00%, 01/01/2019	30,342	31,800
1.88%, 03/01/2019	2,561	2,606
4.50%, 03/01/2019	46,402	49,775
6.00%, 03/01/2019	73,628	77,306
2.14%, 04/01/2019	2,057,317	2,086,163

3.50%, 04/01/2019	45,207	47,969
5.00%, 04/01/2019	3,718	3,954
5.00%, 04/01/2019	160,287	171,733
10.57%, 04/15/2019	8,308	8,984
2.19%, 05/01/2019	994,879	1,009,974
4.50%, 05/01/2019	13,132	14,131
2.10%, 06/01/2019	722,000	730,177
2.45%, 06/01/2019	1,651,000	1,692,146
2.48%, 06/01/2019	2,978,011	3,044,360
4.50%, 06/01/2019	98,843	105,844
1.94%, 07/01/2019	1,342,000	1,345,129
2.20%, 07/01/2019	750,342	763,129
2.37%, 07/01/2019	1,548,000	1,581,496
5.50%, 07/01/2019	121,767	131,095
6.00%, 07/01/2019	19,806	20,727
2.03%, 08/01/2019	4,923,000	4,943,555
2.38%, 08/01/2019	193	194
5.50%, 08/01/2019	109,406	117,867
5.00%, 09/01/2019	4,073	4,336
5.50%, 09/01/2019	83,804	90,636
9.00%, 09/01/2019	754	757
5.00%, 10/01/2019	31,984	34,046
6.00%, 10/01/2019	55,190	58,279
4.13%, 11/01/2019	877,000	964,926
4.24%, 11/01/2019	357,387	394,531
4.50%, 11/01/2019	21,688	23,038
4.50%, 11/01/2019	43,442	46,143
4.50%, 11/01/2019	86,631	92,033
1.47%, 12/01/2019	844,335	825,763
1.69%, 12/01/2019	1,032,000	1,008,908
1.80%, 12/01/2019	792,615	783,844
4.18%, 12/01/2019	481,863	530,740
4.26%, 12/01/2019	966,713	1,068,573
4.50%, 12/01/2019	68,253	73,398
4.53%, 12/01/2019	2,069,975	2,319,983
5.00%, 12/01/2019	46,604	49,461
1.50%, 01/01/2020	837,555	819,107

1.58%, 01/01/2020	1,501,514	1,474,717
4.28%, 01/01/2020	1,923,017	2,102,881
4.54%, 01/01/2020	339,879	380,191
5.50%, 01/01/2020	289,775	307,888
4.37%, 02/01/2020	1,172,473	1,305,177
4.40%, 02/01/2020	6,347,000	7,066,980
4.40%, 02/01/2020	289,000	322,316
4.36%, 03/01/2020	285,311	316,852
5.50%, 03/01/2020	56,641	60,165
6.00%, 03/01/2020	24,234	25,852
4.00%, 04/01/2020	24,440	25,508
4.35%, 04/01/2020	1,507,244	1,675,585
4.37%, 04/01/2020	2,326,639	2,595,786
2.01%, 06/01/2020	9,288,000	9,296,803
5.50%, 06/01/2020	405,914	431,153
5.50%, 06/01/2020	85,916	92,115
3.74%, 07/01/2020	583,243	629,821
3.93%, 07/01/2020	1,507,248	1,643,560
3.95%, 07/01/2020	722,000	788,050
3.95%, 07/01/2020	826,000	896,894
4.07%, 07/01/2020	3,211,497	3,517,924
4.13%, 07/01/2020	709,146	780,791
5.50%, 07/01/2020	99,478	105,659
3.74%, 08/01/2020	1,306,519	1,410,770
3.80%, 08/01/2020	1,032,000	1,105,312
3.89%, 08/01/2020	1,250,122	1,360,578
3.96%, 08/01/2020	1,006,133	1,098,778
4.30%, 08/01/2020	487,595	538,579
6.50%, 08/01/2020	12,263	13,091
3.43%, 09/01/2020	972,918	1,034,201
3.50%, 09/01/2020	826,515	884,402
3.51%, 09/01/2020	2,906,719	3,101,690
3.60%, 09/01/2020	195,278	209,353
3.68%, 09/01/2020	366,296	394,297
3.85%, 09/01/2020	1,754,531	1,904,716
3.29%, 10/01/2020	817,308	862,364
3.36%, 10/01/2020	826,000	874,239

3.50%, 10/01/2020	1,174,665	1,252,770
3.54%, 10/01/2020	486,729	520,147
3.54%, 10/01/2020	991,000	1,058,275
3.59%, 10/01/2020	1,547,157	1,657,654
3.92%, 10/01/2020	710,615	774,321
3.23%, 11/01/2020	603,000	634,053
3.27%, 11/01/2020	798,337	842,243
3.35%, 11/01/2020	660,133	698,016
0.77%, 12/01/2020	1,640,000	1,640,053
2.00%, 12/01/2020	1,548,000	1,516,496
3.48%, 12/01/2020	877,000	933,901
3.52%, 12/01/2020	1,007,805	1,078,226
3.70%, 12/01/2020	389,333	419,357
3.83%, 12/01/2020	927,234	1,005,455
3.56%, 01/01/2021	2,272,129	2,435,017
3.77%, 01/01/2021	1,221,176	1,321,065
3.87%, 01/01/2021	1,176,000	1,277,915
3.93%, 01/01/2021	410,670	447,907
4.05%, 01/01/2021	482,000	526,274
4.30%, 01/01/2021	888,171	989,771
4.38%, 01/01/2021	2,464,708	2,751,231
4.45%, 01/01/2021	433,990	486,175
4.64%, 01/01/2021	1,290,872	1,437,063
4.33%, 02/01/2021	507,099	564,752
4.16%, 03/01/2021	1,769,659	1,953,814
6.00%, 03/01/2021	84,963	92,032
8.00%, 03/01/2021	106	107
4.25%, 04/01/2021	1,032,000	1,131,654
4.25%, 04/01/2021	784,000	859,706
4.30%, 04/01/2021	305,321	339,667
4.33%, 04/01/2021	742,838	827,757
6.00%, 04/01/2021	358,729	377,003
6.00%, 04/01/2021	33,220	35,654
4.36%, 05/01/2021	1,546,461	1,726,208
4.39%, 05/01/2021	778,092	869,946
3.97%, 06/01/2021	647,452	707,859
4.02%, 06/01/2021	691,000	752,205

4.10%, 06/01/2021	699,223	769,864
4.19%, 06/01/2021	560,290	615,293
4.24%, 06/01/2021	1,749,329	1,926,311
4.27%, 06/01/2021	928,694	1,021,776
4.34%, 06/01/2021	1,858,000	2,046,790
4.48%, 06/01/2021	929,000	1,031,042
3.86%, 07/01/2021	987,648	1,072,607
3.89%, 07/01/2021	913,000	993,755
3.94%, 07/01/2021	1,032,000	1,118,636
3.99%, 07/01/2021	551,258	603,310
4.06%, 07/01/2021	998,000	1,097,013
4.26%, 07/01/2021	2,252,000	2,482,588
4.32%, 07/01/2021	992,342	1,101,531
6.00%, 07/01/2021	16,258	17,270
4.05%, 08/01/2021	187,208	205,573
4.13%, 08/01/2021	803,427	879,446
4.50%, 08/01/2021	2,838,000	3,154,355
6.00%, 08/01/2021	288,436	307,153
3.77%, 09/01/2021	2,776,000	2,947,832
3.78%, 09/01/2021	751,746	812,588
3.85%, 09/01/2021	889,215	964,970
3.88%, 09/01/2021	1,779,751	1,925,814
3.89%, 09/01/2021	1,445,000	1,572,610
3.92%, 09/01/2021	675,019	735,845
3.31%, 10/01/2021	1,737,293	1,826,085
3.40%, 10/01/2021	361,202	381,716
3.59%, 10/01/2021	1,032,000	1,097,967
4.07%, 10/01/2021	1,840,800	2,023,575
0.53%, 11/01/2021	609,000	614,884
3.43%, 11/01/2021	1,022,639	1,080,261
5.00%, 11/01/2021	395,474	420,943
3.03%, 12/01/2021	988,416	1,021,803
3.31%, 12/01/2021	397,223	417,134
3.42%, 12/01/2021	5,226,837	5,496,734
3.83%, 12/01/2021	1,548,000	1,655,871
6.00%, 12/01/2021	100,517	107,871
2.97%, 01/01/2022	791,838	815,055

3.03%, 01/01/2022	927,542	960,189
3.09%, 01/01/2022	1,383,118	1,434,039
3.12%, 01/01/2022	1,238,000	1,286,002
3.20%, 01/01/2022	826,000	862,015
2.99%, 02/01/2022	296,642	305,480
3.00%, 02/01/2022	516,000	531,716
3.06%, 02/01/2022	863,000	888,680
3.09%, 02/01/2022	1,138,293	1,179,699
3.14%, 02/01/2022	2,064,000	2,136,753
3.14%, 02/01/2022	495,618	515,141
0.75%, 03/01/2022	722,000	723,148
0.95%, 03/01/2022	985,643	985,680
2.75%, 03/01/2022	993,017	988,016
2.97%, 03/01/2022	549,945	565,283
2.97%, 03/01/2022	619,000	633,109
3.08%, 03/01/2022	435,915	451,304
3.14%, 03/01/2022	308,223	320,215
3.21%, 03/01/2022	310,000	322,222
0.76%, 04/01/2022	1,238,000	1,248,774
0.92%, 04/01/2022	940,000	946,798
0.92%, 04/01/2022	918,000	924,639
2.70%, 04/01/2022	1,710,284	1,732,012
3.08%, 04/01/2022	1,010,756	1,043,772
3.73%, 04/01/2022	2,487,373	2,657,602
6.50%, 04/01/2022	69,077	75,618
2.74%, 05/01/2022	1,187,848	1,202,952
2.77%, 05/01/2022	1,651,000	1,674,706
2.86%, 05/01/2022	1,495,125	1,524,573
2.90%, 05/01/2022	997,021	1,019,233
2.94%, 05/01/2022	1,096,208	1,123,541
3.02%, 05/01/2022	689,841	710,409
3.10%, 05/01/2022	804,000	832,251
3.12%, 05/01/2022	997,774	1,034,263
3.32%, 05/01/2022	2,423,556	2,537,671
6.50%, 05/01/2022	12,647	14,260
2.60%, 06/01/2022	891,708	892,060
2.76%, 06/01/2022	1,605,000	1,618,086

2.67%, 07/01/2022	624,000	622,796
2.67%, 07/01/2022	1,244,629	1,252,596
2.69%, 07/01/2022	1,032,000	1,039,499
2.82%, 07/01/2022	1,143,728	1,162,565
2.98%, 07/01/2022	2,270,000	2,330,604
0.70%, 08/01/2022	1,490,845	1,504,072
2.65%, 08/01/2022	1,032,000	1,027,612
0.59%, 09/01/2022	1,238,000	1,246,229
2.47%, 09/01/2022	399,481	394,962
4.03%, 09/01/2022	1,244,057	1,342,875
0.54%, 10/01/2022	929,000	937,046
0.54%, 10/01/2022	1,705,000	1,719,766
0.58%, 10/01/2022	1,493,621	1,495,271
2.39%, 10/01/2022	680,575	668,622
2.52%, 10/01/2022	1,019,594	1,010,686
2.57%, 10/01/2022	619,000	615,335
2.64%, 10/01/2022	684,000	685,036
2.37%, 11/01/2022	501,277	491,167
2.37%, 11/01/2022	1,032,000	1,011,440
2.38%, 11/01/2022	904,987	886,807
2.41%, 11/01/2022	627,634	616,510
2.44%, 11/01/2022	863,514	850,137
2.45%, 11/01/2022	1,401,000	1,381,736
2.47%, 11/01/2022	516,000	503,289
2.55%, 11/01/2022	418,598	415,010
2.55%, 11/01/2022	1,310,437	1,299,203
7.50%, 11/01/2022	3,308	3,624
2.24%, 12/01/2022	671,000	651,921
2.28%, 12/01/2022	1,074,689	1,045,229
2.32%, 12/01/2022	401,143	391,576
2.34%, 12/01/2022	2,468,953	2,409,169
2.38%, 12/01/2022	516,000	505,629
2.39%, 12/01/2022	1,106,788	1,084,349
2.40%, 12/01/2022	1,632,000	1,598,574
2.42%, 12/01/2022	1,227,346	1,205,523
6.50%, 12/01/2022	61,025	68,808
0.49%, 01/01/2023	2,580,000	2,599,147

0.49%, 01/01/2023	1,527,000	1,527,037
0.50%, 01/01/2023	4,567,699	4,561,292
0.51%, 01/01/2023	2,416,711	2,438,892
0.54%, 01/01/2023	811,635	818,731
2.15%, 01/01/2023	511,973	493,900
2.33%, 01/01/2023	1,776,000	1,732,546
2.34%, 01/01/2023	1,434,374	1,399,708
2.37%, 01/01/2023	1,156,725	1,131,023
2.40%, 01/01/2023	1,551,975	1,520,544
2.44%, 01/01/2023	1,033,631	1,015,040
2.45%, 01/01/2023	764,816	751,316
2.51%, 01/01/2023	949,000	927,381
2.60%, 01/01/2023	807,187	801,589
5.50%, 01/01/2023	4,810,274	5,381,669
0.53%, 02/01/2023	1,135,000	1,134,421
2.40%, 02/01/2023	1,465,000	1,434,400
2.45%, 02/01/2023	1,290,000	1,246,129
6.00%, 02/01/2023	648,626	715,021
2.49%, 03/01/2023	826,000	812,896
2.50%, 04/01/2023	1,445,000	1,409,961
2.64%, 04/01/2023	367,940	366,210
2.70%, 04/01/2023	659,407	661,746
2.52%, 05/01/2023	3,302,000	3,194,878
2.54%, 05/01/2023	310,000	305,602
5.00%, 05/01/2023	57,635	62,250
2.42%, 06/01/2023	943,450	921,188
2.66%, 06/01/2023	710,000	707,259
2.76%, 06/01/2023	1,978,095	1,982,285
2.77%, 06/01/2023	929,000	932,790
2.64%, 07/01/2023	413,000	401,589
3.67%, 07/01/2023	4,850,000	5,146,551
3.74%, 07/01/2023	568,000	609,008
5.50%, 07/01/2023	48,576	54,346
3.59%, 08/01/2023	1,135,000	1,209,593
4.18%, 09/01/2023	1,451,738	1,581,893
3.76%, 10/01/2023	1,000,000	1,069,780
5.00%, 11/01/2023	117,069	130,087

0.62%, 12/01/2023	3,000,000	3,022,576
3.50%, 12/01/2023	2,234,000	2,346,734
6.00%, 01/01/2024	480,106	528,998
6.00%, 01/01/2024	174,706	193,102
7.00%, 01/01/2024	979	1,104
6.50%, 02/01/2024	270,804	299,841
10.00%, 02/01/2024	1,214	1,239
6.00%, 04/01/2024	32,360	36,413
0.52%, 05/01/2024	1,996,804	1,997,629
3.32%, 05/01/2024	2,500,000	2,546,960
8.00%, 05/01/2024	1,138	1,319
6.00%, 07/01/2024	115,640	127,319
6.50%, 07/01/2024	122,589	138,225
8.50%, 07/01/2024	2,464	2,866
5.00%, 08/01/2024	179,591	195,819
7.50%, 10/01/2024	1,174	1,329
3.64%, 01/01/2025	583,206	610,053
6.50%, 04/01/2025	18,720	21,108
8.50%, 05/01/2025	91	91
8.50%, 06/01/2025	300	301
5.50%, 07/01/2025	194,915	218,068
5.00%, 10/01/2025	52,122	57,918
9.00%, 12/01/2025	573	575
6.00%, 03/01/2026	47,124	53,397
7.00%, 04/01/2026	7,308	7,840
9.00%, 04/01/2026	205	206
6.00%, 05/01/2026	100,690	114,060
6.00%, 07/01/2026	107,164	121,458
4.55%, 08/01/2026	1,135,533	1,237,619
4.76%, 08/01/2026	1,092,358	1,222,140
4.77%, 08/01/2026	694,893	777,696
6.50%, 08/01/2026	166,929	188,219
4.67%, 12/01/2026	1,187,560	1,292,368
8.00%, 03/01/2027	9,042	10,295
3.00%, 04/01/2027	1,506,978	1,567,318
3.00%, 05/01/2027	8,948,083	9,306,368
8.00%, 06/01/2027	11,069	12,578

6.00%, 07/01/2027	136,978	154,624
2.50%, 09/01/2027	1,052,872	1,070,993
2.65%, 09/01/2027	15,883	16,973
6.00%, 09/01/2027	417,497	471,691
7.00%, 09/01/2027	1,957	2,267
6.00%, 11/01/2027	61,814	69,874
2.50%, 12/01/2027	2,573,003	2,617,285
6.00%, 12/01/2027	194,521	220,135
6.00%, 01/01/2028	295,589	336,598
2.50%, 03/01/2028	8,321,571	8,464,094
2.50%, 04/01/2028	9,850,413	10,019,121
5.00%, 05/01/2028	71,556	79,513
8.00%, 06/01/2028	7,503	8,499
9.50%, 07/01/2028	1,980	2,216
3.00%, 09/01/2028	4,819,646	5,012,627
8.00%, 09/01/2028	16,773	19,360
2.50%, 10/01/2028	1,064,394	1,082,624
6.00%, 10/01/2028	248,435	280,296
8.00%, 11/01/2028	61,814	73,673
3.00%, 12/01/2028	2,093,541	2,177,367
6.00%, 12/01/2028	5,340	6,009
6.00%, 01/01/2029	11,073	12,624
7.00%, 01/01/2029	10,409	11,630
3.72%, 03/01/2029	11,502	12,228
6.50%, 03/01/2029	33,223	38,198
4.50%, 08/01/2029	548,403	597,286
4.50%, 09/01/2029	601,207	655,199
6.00%, 09/01/2029	178,838	201,777
6.50%, 11/01/2029	1,398,958	1,580,352
8.50%, 02/01/2030	2,369	2,411
9.00%, 12/01/2030	2,474	2,527
5.00%, 04/01/2031	292,405	327,993
6.50%, 08/01/2031	31,130	35,987
6.50%, 02/01/2032	139,430	159,714
7.00%, 06/01/2032	6,187	6,712
3.50%, 07/01/2032	242,028	253,779
3.50%, 08/01/2032	1,984,464	2,080,809

7.00%, 08/01/2032	2,905	3,124
5.50%, 11/01/2032	92,059	103,583
3.50%, 12/01/2032	723,040	753,001
5.00%, 12/01/2032	16,443	17,768
6.00%, 12/01/2032	41,769	47,666
6.00%, 12/01/2032	375,672	426,612
3.50%, 02/01/2033	1,160,753	1,208,866
5.50%, 02/01/2033	7,182	8,080
7.00%, 02/01/2033	2,641	2,942
5.50%, 03/01/2033	203,741	231,504
6.00%, 03/01/2033	16,494	18,560
6.00%, 03/01/2033	10,678	12,017
6.00%, 03/01/2033	14,267	16,201
6.00%, 03/01/2033	4,960	5,596
6.00%, 03/01/2033	4,665	5,273
5.50%, 04/01/2033	157,278	176,925
6.00%, 05/01/2033	45,576	52,154
3.50%, 06/01/2033	394,380	410,650
5.00%, 06/01/2033	37,233	41,563
7.00%, 06/01/2033	241,973	279,625
5.00%, 07/01/2033	57,967	65,016
5.00%, 07/01/2033	40,103	44,798
5.50%, 07/01/2033	43,198	48,568
2.22%, 08/01/2033	81,449	86,737
6.00%, 08/01/2033	20,409	23,341
1.79%, 09/01/2033	88,924	94,606
2.56%, 09/01/2033	38,842	41,440
5.50%, 09/01/2033	691,178	777,408
6.00%, 09/01/2033	32,399	36,963
6.00%, 09/01/2033	17,782	19,463
2.13%, 11/01/2033	82,412	87,086
4.50%, 11/01/2033	54,518	59,243
5.00%, 11/01/2033	15,079	16,816
5.00%, 11/01/2033	131,792	147,165
5.00%, 11/01/2033	9,808,626	10,950,851
5.50%, 11/01/2033	8,544	9,643
4.00%, 12/01/2033	131,546	140,039

5.50%, 12/01/2033	193,100	220,381
1.91%, 01/01/2034	3,814	3,986
2.30%, 01/01/2034	26,831	28,459
5.50%, 01/01/2034	18,446	21,020
5.50%, 03/01/2034	20,955	23,874
2.13%, 04/01/2034	38,811	39,839
5.00%, 04/01/2034	259,068	293,251
5.50%, 04/01/2034	2,820,544	3,170,774
5.00%, 05/01/2034	79,880	89,929
2.42%, 06/01/2034	119,960	128,061
2.17%, 07/01/2034	10,928	11,641
1.57%, 08/01/2034	56,631	58,599
2.27%, 08/01/2034	40,873	44,099
2.44%, 08/01/2034	36,989	39,799
2.23%, 09/01/2034	15,539	16,618
4.50%, 09/01/2034	72,145	78,475
5.50%, 09/01/2034	57,356	64,482
2.11%, 10/01/2034	50,467	53,197
2.51%, 10/01/2034	97,099	103,012
5.50%, 10/01/2034	60,352	64,160
2.12%, 11/01/2034	34,304	36,483
2.23%, 11/01/2034	45,455	48,351
6.00%, 11/01/2034	14,998	16,998
5.00%, 12/01/2034	78,879	87,952
1.90%, 01/01/2035	813,734	857,395
2.12%, 01/01/2035	33,879	36,245
5.00%, 01/01/2035	74,429	84,252
7.50%, 01/01/2035	104,397	120,713
1.92%, 02/01/2035	55,998	59,543
5.50%, 02/01/2035	202,410	227,463
2.18%, 03/01/2035	111,588	118,438
7.50%, 03/01/2035	103,629	114,287
2.35%, 04/01/2035	132,675	141,825
6.00%, 04/01/2035	273,773	310,264
1.83%, 05/01/2035	78,832	83,956
2.22%, 05/01/2035	14,675	15,507
5.00%, 06/01/2035	1,704,914	1,898,583

2.17%, 07/01/2035	126,761	134,940
5.00%, 07/01/2035	59,253	65,893
5.00%, 07/01/2035	9,179,945	10,220,834
2.06%, 08/01/2035	18,491	19,511
2.22%, 09/01/2035	57,057	60,868
5.00%, 09/01/2035	141,820	160,709
2.59%, 10/01/2035	137,770	147,626
5.00%, 10/01/2035	914,733	1,017,851
5.00%, 11/01/2035	363,796	404,545
5.50%, 12/01/2035	225,511	245,121
2.14%, 01/01/2036	285,190	302,562
2.36%, 01/01/2036	137,383	146,377
2.88%, 01/01/2036	7,486	7,503
5.00%, 01/01/2036	170,573	189,760
6.50%, 01/01/2036	786,955	897,061
2.84%, 02/01/2036	56,476	60,205
5.00%, 02/01/2036	132,470	147,349
6.00%, 02/01/2036	18,536	20,706
7.00%, 02/01/2036	70,913	81,710
2.88%, 03/01/2036	1,470,680	1,564,901
7.00%, 03/01/2036	3,875	4,376
5.50%, 04/01/2036	249,695	279,524
6.50%, 04/01/2036	7,014	7,808
2.36%, 05/01/2036	58,486	62,801
5.50%, 05/01/2036	211,340	237,180
5.50%, 05/01/2036	298,071	334,406
2.30%, 06/01/2036	66,743	70,964
2.54%, 06/01/2036	366,814	395,596
2.55%, 06/01/2036	99,805	107,592
2.52%, 07/01/2036	150,391	160,509
6.50%, 07/01/2036	32,048	36,135
2.24%, 08/01/2036	97,572	105,842
2.39%, 08/01/2036	318,100	344,108
2.63%, 08/01/2036	41,629	44,376
6.26%, 08/01/2036	168,130	180,976
6.50%, 08/01/2036	454,125	516,180
1.80%, 09/01/2036	444,484	476,318

1.98%, 09/01/2036	100,662	106,630
2.26%, 09/01/2036	107,409	116,009
2.43%, 09/01/2036	278,696	303,951
2.57%, 09/01/2036	122,115	130,379
6.00%, 09/01/2036	1,227,134	1,392,208
2.30%, 10/01/2036	186,579	202,175
2.70%, 10/01/2036	501,626	539,553
2.70%, 10/01/2036	214,540	230,761
6.50%, 10/01/2036	148,696	167,661
2.52%, 11/01/2036	132,308	142,655
2.79%, 11/01/2036	151,093	161,344
5.50%, 11/01/2036	87,834	98,446
6.00%, 11/01/2036	143,248	161,589
2.46%, 12/01/2036	425,741	459,746
2.56%, 12/01/2036	210,987	226,228
7.00%, 12/01/2036	11,363	12,497
1.82%, 01/01/2037	131,087	140,003
2.46%, 01/01/2037	83,589	89,348
6.50%, 01/01/2037	331,121	379,988
7.50%, 01/01/2037	15,756	17,213
1.80%, 02/01/2037	172,651	181,394
2.41%, 02/01/2037	211,875	226,182
6.00%, 03/01/2037	382,713	425,376
7.00%, 03/01/2037	31,398	33,734
2.34%, 04/01/2037	374,113	401,271
5.50%, 04/01/2037	453,313	509,541
6.00%, 04/01/2037	40,957	45,915
7.00%, 04/01/2037	254,241	283,883
7.00%, 04/01/2037	65,553	72,091
6.50%, 05/01/2037	16,999	18,316
7.50%, 05/01/2037	113,370	131,310
1.71%, 07/01/2037	166,904	173,994
2.40%, 07/01/2037	601,160	642,313
2.48%, 07/01/2037	28,395	28,751
2.55%, 07/01/2037	159,192	170,032
3.03%, 08/01/2037	386,526	413,023
6.00%, 08/01/2037	18,089	19,831

6.50%, 08/01/2037	106,477	120,947
6.50%, 08/01/2037	69,094	78,439
2.46%, 09/01/2037	128,433	137,798
2.75%, 09/01/2037	14,669	14,864
5.79%, 09/01/2037	92,651	99,727
5.95%, 09/01/2037	68,952	71,804
6.00%, 09/01/2037	227,433	256,883
6.17%, 09/01/2037	11,934	11,989
7.00%, 09/01/2037	180,050	214,826
6.50%, 10/01/2037	274,249	309,227
7.50%, 10/01/2037	6,932	7,943
7.50%, 10/01/2037	540,459	617,342
2.17%, 11/01/2037	382,089	404,028
2.26%, 11/01/2037	127,870	136,362
7.50%, 11/01/2037	193,052	218,844
8.00%, 11/01/2037	33,533	38,504
2.36%, 12/01/2037	661,044	706,891
2.43%, 01/01/2038	110,554	117,749
5.50%, 01/01/2038	515,833	579,496
7.00%, 01/01/2038	30,949	34,070
8.00%, 01/01/2038	11,035	12,918
6.00%, 04/01/2038	58,217	65,509
5.50%, 05/01/2038	114,892	125,014
6.00%, 05/01/2038	954,875	1,076,093
7.00%, 09/01/2038	123,916	142,512
6.50%, 10/01/2038	314,095	354,155
6.50%, 10/01/2038	1,224,763	1,380,973
7.00%, 10/01/2038	255,848	291,233
6.00%, 11/01/2038	159,534	182,033
7.00%, 11/01/2038	190,111	211,435
7.50%, 11/01/2038	118,318	131,858
7.00%, 12/01/2038	556,442	621,808
5.00%, 01/01/2039	8,514,235	9,461,033
7.00%, 01/01/2039	762,306	861,459
7.50%, 04/01/2039	413,554	494,612
5.50%, 06/01/2039	62,658	68,198
5.00%, 09/01/2039	472,202	526,554

5.50%, 09/01/2039	174,365	195,261
4.50%, 11/01/2039	82,696	89,615
5.50%, 12/01/2039	189,266	211,907
6.00%, 12/01/2039	5,006,336	5,633,439
4.00%, 07/01/2040	13,506,503	14,354,256
4.00%, 08/01/2040	522,411	555,201
4.50%, 08/01/2040	15,000,880	16,257,995
5.00%, 08/01/2040	1,043,879	1,167,069
5.00%, 08/01/2040	2,245,254	2,498,904
4.00%, 09/01/2040	3,753,587	3,989,186
6.00%, 10/01/2040	6,226,675	7,013,395
4.00%, 11/01/2040	2,595,536	2,758,448
3.50%, 12/01/2040	260,131	268,191
4.00%, 12/01/2040	3,435,517	3,651,151
4.00%, 12/01/2040	548,352	582,771
4.50%, 12/01/2040	17,018,300	18,442,485
4.00%, 01/01/2041	2,938,212	3,122,632
4.00%, 01/01/2041	1,394,952	1,482,508
4.00%, 01/01/2041	1,294,778	1,376,046
4.00%, 01/01/2041	2,744,052	2,916,286
4.00%, 01/01/2041	4,416,638	4,693,854
4.00%, 01/01/2041	3,931,274	4,178,026
4.00%, 01/01/2041	718,847	763,967
3.50%, 02/01/2041	21,696,431	22,368,684
4.00%, 02/01/2041	177,148	188,267
4.00%, 02/01/2041	2,706,534	2,876,413
4.50%, 03/01/2041	3,255,014	3,527,220
4.00%, 09/01/2041	838,718	891,525
4.00%, 10/01/2041	2,425,287	2,580,056
3.50%, 11/01/2041	902,499	930,462
4.00%, 12/01/2041	6,131,248	6,521,174
4.00%, 03/01/2042	406,919	427,906
3.00%, 05/01/2042	1,081,334	1,069,492
4.00%, 07/01/2042	957,687	1,011,845
4.00%, 07/01/2042	716,626	756,700
4.00%, 07/01/2042	1,622,032	1,713,637
4.00%, 07/01/2042	841,316	888,141

3.50%, 09/01/2042	1,833,161	1,874,022
3.50%, 10/01/2042	919,587	948,080
3.00%, 11/01/2042	3,452,491	3,414,682
3.50%, 11/01/2042	14,280,706	14,723,187
3.00%, 12/01/2042	225,687	223,216
3.00%, 12/01/2042	2,265,463	2,240,653
3.00%, 01/01/2043	2,948,762	2,916,469
3.00%, 01/01/2043	2,628,660	2,585,095
3.00%, 01/01/2043	1,856,360	1,836,031
3.50%, 01/01/2043	2,549,054	2,628,035
3.50%, 01/01/2043	1,411,074	1,442,529
3.00%, 02/01/2043	1,478,646	1,454,238
3.50%, 02/01/2043	152,966	157,706
3.50%, 02/01/2043	150,274	154,930
3.50%, 03/01/2043	979,970	1,001,819
3.00%, 04/01/2043	2,367,471	2,341,544
3.00%, 04/01/2043	4,341,676	4,294,129
3.50%, 04/01/2043	3,960,221	4,082,926
3.00%, 05/01/2043	13,072,810	12,929,646
3.00%, 05/01/2043	248,679	245,955
3.50%, 05/01/2043	3,545,244	3,624,290
3.50%, 05/01/2043	2,838,833	2,901,983
3.50%, 05/01/2043	194,187	200,215
3.50%, 05/01/2043	1,365,496	1,395,942
3.00%, 06/01/2043	987,049	976,239
3.00%, 06/01/2043	205,624	203,372
3.00%, 06/01/2043	12,183,749	12,050,321
3.00%, 06/01/2043	162,547	160,767
3.00%, 06/01/2043	1,435,008	1,419,293
3.00%, 06/01/2043	494,984	489,585
3.50%, 06/01/2043	3,184,772	3,254,970
3.00%, 07/01/2043	760,401	752,073
3.00%, 07/01/2043	908,681	898,730
3.00%, 07/01/2043	151,355	149,698
3.00%, 07/01/2043	184,934	182,909
3.00%, 07/01/2043	235,155	232,580
3.00%, 07/01/2043	618,569	611,795

3.00%, 07/01/2043	169,145	167,293
3.00%, 07/01/2043	5,878,524	5,814,146
3.50%, 07/01/2043	18,176,503	18,739,693
4.00%, 07/01/2043	1,931,888	2,039,749
3.00%, 08/01/2043	6,775,787	6,701,583
3.00%, 08/01/2043	1,803,804	1,784,050
3.00%, 08/01/2043	2,543,210	2,515,359
3.00%, 09/01/2043	3,182,560	3,147,707
3.00%, 09/01/2043	192,515	190,406
3.00%, 09/01/2043	134,447	132,974
5.00%, 09/01/2043	4,919,340	5,500,082
3.00%, 10/01/2043	170,883	169,011
3.00%, 10/01/2043	199,025	196,846
3.00%, 10/01/2043	138,719	137,220
3.00%, 11/01/2043	614,868	608,134
3.00%, 11/01/2043	1,887,285	1,866,617
4.00%, 11/01/2043	14,296,917	15,194,282
4.00%, 12/01/2043	580,031	616,438
4.00%, 12/01/2043	5,405,041	5,750,573
3.00%, 01/01/2044	373,163	369,076
3.00%, 04/01/2044	127,473	126,077
6.00%, 11/01/2048	131,107	143,073
Fannie Mae REMIC Trust 2003-W1
5.91%, 12/25/2042	204,562	231,244
6.63%, 12/25/2042	51,015	59,965
Fannie Mae REMIC Trust 2003-W4
6.38%, 10/25/2042	37,392	41,755
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	781,923
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	159,095	186,287
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	39,058	39,553
5.50%, 07/25/2034	159,206	165,150
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	300,788	352,814
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	350,553	395,622

Fannie Mae REMIC Trust 2007-W1
6.29%, 08/25/2047	52,285	59,106
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	142,024	157,819
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037	101,249	86,549
Fannie Mae REMIC Trust 2007-W7
38.27%, 07/25/2037	103,372	154,244
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	1,829,225	2,059,038
Fannie Mae REMICS
4.00%, 10/25/2014	812,878	5,290
6.50%, 11/25/2015	11,648	11,981
6.00%, 03/25/2016	210	212
6.00%, 04/25/2016	63	63
0.64%, 10/25/2016	930,429	9,834
6.00%, 12/25/2016	23,987	25,055
6.00%, 12/25/2016	36,303	37,770
6.00%, 12/25/2016	658	686
6.00%, 12/25/2016	135,365	141,284
6.00%, 02/25/2017	84,137	87,498
6.00%, 02/25/2017	36,515	38,221
0.65%, 03/25/2017	2,318	2,328
6.00%, 03/25/2017	15,264	15,889
6.00%, 03/25/2017	42,517	44,167
5.50%, 04/25/2017	2	2
6.00%, 04/25/2017	66,703	70,182
6.00%, 04/25/2017	84,577	87,983
6.00%, 04/25/2017	14,216	14,780
18.96%, 05/25/2017	35,632	42,792
6.00%, 06/25/2017	166,835	173,193
5.50%, 09/25/2017	79,460	83,241
5.00%, 10/25/2017	16,914	17,772
5.00%, 05/25/2018	51,192	53,788
4.75%, 09/25/2018	244,054	257,603
4.00%, 04/25/2019	56,497	59,091

8.00%, 07/25/2019	14,499	15,882
8.00%, 10/25/2019	3,939	4,339
4.00%, 11/25/2019	65,310	68,349
8.50%, 11/25/2019	2,277	2,553
9.00%, 11/25/2019	1,717	1,922
9.40%, 11/25/2019	1,685	1,893
7.50%, 12/25/2019	4,199	4,602
8.50%, 01/25/2020	448	503
8.80%, 01/25/2020	1,112	1,252
7.00%, 05/25/2020	565	621
5.50%, 06/25/2020	528	569
9.50%, 06/25/2020	972	1,099
7.00%, 07/25/2020	4,512	4,970
5.50%, 08/25/2020	591	634
6.50%, 08/25/2020	5,361	5,789
505.00%, 08/25/2020	10	93
1118.04%, 08/25/2020	12	196
6.50%, 09/25/2020	2,623	2,830
7.00%, 09/25/2020	898	993
9.00%, 10/25/2020	3,651	4,130
21.37%, 11/25/2020	507	753
652.15%, 12/25/2020	31	333
7.00%, 01/25/2021	1,156	1,281
908.50%, 02/25/2021	1	18
5.00%, 03/25/2021	1,128	1,184
7.00%, 03/25/2021	41,023	45,205
5.00%, 05/25/2021	211,342	218,486
17.41%, 05/25/2021	924	1,193
8.50%, 06/25/2021	1,018	1,168
8.75%, 06/25/2021	4,512	5,160
1065.23%, 06/25/2021	51	795
6.50%, 07/25/2021	1,979	2,156
6.50%, 09/25/2021	242,898	269,206
14.95%, 09/25/2021	3,095	3,854
8.75%, 10/25/2021	7,565	8,490
24.24%, 12/25/2021	1,304	1,886
6.00%, 02/25/2022	228,447	251,779

6.50%, 02/25/2022	33,513	37,181
0.00%, 03/25/2022	90,714	89,095
7.50%, 06/25/2022	180	202
7.00%, 07/25/2022	3,036	3,370
7.50%, 07/25/2022	34,559	38,279
8.00%, 07/25/2022	34,634	39,185
8.00%, 07/25/2022	59,785	64,638
1184.78%, 07/25/2022	12	248
6.00%, 08/25/2022	26,890	28,150
6.00%, 08/25/2022	6,259	6,784
6.50%, 08/25/2022	7,930	8,667
0.17%, 09/25/2022	3,207	3,197
5.50%, 09/25/2022	5,619	6,081
6.00%, 09/25/2022	268,828	295,600
7.50%, 09/25/2022	37,716	41,779
7.75%, 09/25/2022	14,716	16,654
8.00%, 09/25/2022	41,049	46,459
0.00%, 10/25/2022	4,129	3,801
1.38%, 10/25/2022	3,062	3,106
7.00%, 10/25/2022	6,175	7,105
7.50%, 10/25/2022	20,413	23,500
7.90%, 01/25/2023	20,810	23,518
6.50%, 02/25/2023	8,017	9,050
7.00%, 02/25/2023	84,934	95,934
15.50%, 02/25/2023	3,634	5,056
5.50%, 03/25/2023	469,264	515,307
6.50%, 03/25/2023	6,118	6,837
7.00%, 03/25/2023	56,556	63,510
7.50%, 03/25/2023	21,045	23,712
7.70%, 03/25/2023	9,337	10,588
0.00%, 04/25/2023	2,590	2,497
5.50%, 04/25/2023	826,000	911,387
5.50%, 04/25/2023	25,444	27,584
6.00%, 04/25/2023	14,590	16,046
7.00%, 04/25/2023	20,570	23,122
17.45%, 04/25/2023	16,012	6,327
18.94%, 04/25/2023	9,869	14,454

5.50%, 05/25/2023	192,600	211,005
7.00%, 05/25/2023	216,389	244,929
5.00%, 06/25/2023	245,430	259,091
6.35%, 06/25/2023	163,683	16,913
7.50%, 06/25/2023	172,546	15,539
4.50%, 07/25/2023	287,000	310,789
5.00%, 07/25/2023	390,000	425,879
6.50%, 07/25/2023	5,349	5,863
6.79%, 07/25/2023	106,023	117,991
7.00%, 07/25/2023	71,213	80,447
7.00%, 07/25/2023	105,587	117,031
1.03%, 08/25/2023	13,180	13,441
6.88%, 08/25/2023	93,170	104,559
7.00%, 08/25/2023	173,369	194,119
7.90%, 08/25/2023	17,945	2,116
8.21%, 08/25/2023	84,608	16,614
0.00%, 09/25/2023	3,202	3,101
0.00%, 09/25/2023	7,924	7,647
0.80%, 09/25/2023	229,584	230,787
6.50%, 09/25/2023	8,731	9,608
12.50%, 09/25/2023	6,025	6,998
13.41%, 09/25/2023	4,853	6,265
0.70%, 10/25/2023	6,675	6,704
6.50%, 10/25/2023	148,084	163,015
6.50%, 10/25/2023	62,883	70,924
10.50%, 10/25/2023	2,815	3,551
22.95%, 10/25/2023	7,846	12,136
26.77%, 10/25/2023	4,222	7,121
0.00%, 11/25/2023	934	903
6.50%, 11/25/2023	38,608	44,235
0.75%, 12/25/2023	3,660	3,706
1.15%, 12/25/2023	11,259	11,515
6.50%, 12/25/2023	12,518	14,087
7.00%, 12/25/2023	20,185	20,620
12.27%, 12/25/2023	5,239	6,836
23.97%, 12/25/2023	11,259	17,376
27.99%, 12/25/2023	13,840	23,900

5.00%, 02/25/2024	268,334	25,461
5.00%, 03/25/2024	288,549	20,948
5.00%, 03/25/2024	128,004	10,505
6.50%, 03/25/2024	44,835	50,382
6.50%, 03/25/2024	221,476	243,599
7.00%, 04/25/2024	163,467	188,031
7.00%, 04/25/2024	361,736	407,909
5.50%, 07/25/2024	49,195	54,024
5.50%, 08/25/2024	419,227	457,794
5.00%, 11/25/2024	696,672	766,253
8.50%, 01/25/2025	8,096	9,442
8.80%, 01/25/2025	11,345	13,030
0.45%, 07/25/2025	168,583	169,246
5.50%, 08/25/2025	393,966	436,447
5.50%, 01/25/2026	267,849	295,814
32.49%, 10/25/2026	54,235	92,142
7.00%, 11/25/2026	77,531	87,064
1.84%, 03/25/2027	64,987	2,471
1.84%, 03/25/2027	18,468	706
7.50%, 04/18/2027	11,637	12,898
7.50%, 04/20/2027	18,638	21,803
6.50%, 04/25/2027	47,773	53,108
7.50%, 05/20/2027	71,567	83,735
0.55%, 05/25/2027	7,090,939	7,118,643
6.50%, 07/18/2027	4,319	4,770
7.00%, 12/18/2027	21,358	4,177
6.00%, 07/18/2028	30,403	34,035
7.45%, 07/25/2028	857,759	153,255
3.00%, 12/25/2028	1,237,521	1,166,665
6.00%, 12/25/2028	15,760	17,073
8.00%, 12/25/2028	31,042	6,164
5.00%, 03/25/2029	778,843	858,170
5.50%, 04/18/2029	71,824	78,134
6.35%, 04/25/2029	15,172	17,017
7.50%, 12/18/2029	22,101	25,420
7.50%, 02/25/2030	115,606	133,007
8.95%, 07/25/2030	40,432	9,992

8.50%, 01/25/2031	5,281	1,370
7.00%, 03/25/2031	14,514	16,684
3.50%, 04/25/2031	1,084,000	1,103,278
6.00%, 07/25/2031	81,802	15,855
7.00%, 07/25/2031	46,993	53,708
7.00%, 08/25/2031	85,746	98,562
6.50%, 09/25/2031	21,218	23,632
7.00%, 09/25/2031	18,171	20,897
7.00%, 09/25/2031	108,436	124,633
7.00%, 09/25/2031	23,836	27,012
13.90%, 09/25/2031	73,030	81,353
23.97%, 09/25/2031	59,334	98,260
6.50%, 10/25/2031	13,187	14,873
22.49%, 10/25/2031	41,540	60,919
6.00%, 11/25/2031	164,025	182,933
7.00%, 11/25/2031	151,694	171,988
15.19%, 11/25/2031	45,396	62,756
17.11%, 12/25/2031	6,465	9,291
0.00%, 01/25/2032	6,717	6,291
24.69%, 02/25/2032	26,510	42,334
1.60%, 03/25/2032	158,683	9,180
10.00%, 03/25/2032	2,495	3,123
0.00%, 04/25/2032	4,829	4,478
6.00%, 04/25/2032	390,231	432,781
6.50%, 04/25/2032	71,473	80,800
6.50%, 05/25/2032	147,906	166,665
6.50%, 06/25/2032	55,745	62,136
6.50%, 07/25/2032	298,826	50,067
6.50%, 08/25/2032	163,568	184,434
19.38%, 08/25/2032	181,137	234,913
0.95%, 11/25/2032	701,648	716,498
5.00%, 11/25/2032	36,396	39,673
6.00%, 11/25/2032	1,125,084	1,267,060
8.50%, 11/25/2032	45,811	55,357
0.00%, 12/25/2032	34,455	32,031
5.50%, 12/25/2032	461,872	502,156
14.20%, 12/25/2032	28,287	36,621

0.00%, 01/25/2033	110,653	109,811
6.50%, 02/25/2033	54,408	60,080
5.00%, 03/25/2033	82,395	16,178
6.00%, 03/25/2033	66,000	73,440
4.00%, 04/25/2033	470,000	494,720
0.00%, 05/25/2033	20,092	16,779
4.00%, 05/25/2033	44,253	47,694
5.50%, 05/25/2033	4,925	52
6.00%, 05/25/2033	124,000	143,411
6.00%, 05/25/2033	233,000	265,643
6.00%, 05/25/2033	26,472	5,588
6.00%, 05/25/2033	115,690	127,951
6.50%, 05/25/2033	261,365	51,880
7.00%, 05/25/2033	397,958	85,047
5.75%, 06/25/2033	171,282	188,837
6.95%, 06/25/2033	227,241	31,217
13.90%, 06/25/2033	169,037	204,308
5.50%, 07/25/2033	315,103	326,620
13.37%, 07/25/2033	65,319	78,155
13.90%, 07/25/2033	73,316	78,800
0.00%, 08/25/2033	21,406	20,680
5.50%, 08/25/2033	330,847	361,010
5.50%, 08/25/2033	159,453	168,640
5.50%, 08/25/2033	672,271	139,247
7.27%, 08/25/2033	139,171	145,645
9.90%, 08/25/2033	13,465	14,858
17.69%, 08/25/2033	110,875	147,438
3.50%, 09/25/2033	1,500,000	1,425,757
12.25%, 09/25/2033	53,351	65,032
3.00%, 10/25/2033	908,000	861,531
5.50%, 10/25/2033	1,994,415	2,162,319
7.45%, 11/25/2033	323,200	70,256
0.00%, 12/25/2033	254,671	238,382
13.80%, 12/25/2033	98,302	114,295
0.90%, 01/25/2034	401,303	407,890
11.29%, 01/25/2034	27,549	32,448
12.95%, 01/25/2034	14,313	15,396

15.90%, 01/25/2034	44,844	58,876
5.50%, 02/25/2034	132,294	141,052
27.99%, 02/25/2034	138,770	194,726
0.00%, 03/25/2034	360,838	345,242
0.55%, 03/25/2034	330,956	331,723
5.50%, 04/25/2034	450,105	500,485
6.00%, 04/25/2034	39,282	41,027
19.11%, 04/25/2034	207,626	292,082
0.55%, 05/25/2034	643,480	644,785
16.08%, 05/25/2034	48,898	62,871
19.11%, 05/25/2034	275,120	382,835
23.39%, 05/25/2034	59,559	85,027
5.50%, 07/25/2034	1,071,536	1,170,144
13.94%, 07/25/2034	45,758	58,590
0.40%, 08/25/2034	284,198	283,791
5.50%, 08/25/2034	1,150,628	1,220,889
19.38%, 11/25/2034	110,473	151,674
0.00%, 12/25/2034	506	506
6.00%, 12/25/2034	20,695	20,688
21.28%, 12/25/2034	11,245	13,757
6.00%, 01/25/2035	64,198	64,801
24.56%, 01/25/2035	52,608	72,115
0.00%, 04/25/2035	268,173	262,118
0.50%, 04/25/2035	292,473	292,072
16.62%, 05/25/2035	38,679	50,196
19.60%, 05/25/2035	391,942	545,960
19.71%, 05/25/2035	269,446	376,201
24.19%, 05/25/2035	89,973	138,606
5.00%, 06/25/2035	126,334	135,539
6.50%, 06/25/2035	8,772	9,385
24.74%, 06/25/2035	103,000	154,860
5.75%, 07/25/2035	2,658,397	2,817,830
6.56%, 07/25/2035	214,921	37,810
17.00%, 07/25/2035	73,435	99,108
5.50%, 08/25/2035	342,076	377,938
5.50%, 08/25/2035	1,149,850	1,303,259
16.32%, 08/25/2035	105,333	136,760

16.50%, 08/25/2035	198,737	260,076
0.00%, 09/25/2035	61,591	59,778
23.59%, 09/25/2035	47,508	69,869
0.00%, 10/25/2035	73,043	68,272
5.75%, 10/25/2035	369,265	402,311
16.50%, 10/25/2035	132,685	171,827
5.50%, 11/25/2035	180,191	187,370
24.01%, 11/25/2035	698,240	1,057,242
5.50%, 12/25/2035	584,000	665,566
5.50%, 12/25/2035	171,866	189,239
6.00%, 12/25/2035	79,452	87,722
6.00%, 12/25/2035	1,000,000	1,086,975
0.00%, 01/25/2036	55,871	55,359
5.50%, 01/25/2036	145,781	160,173
0.00%, 03/25/2036	55,669	48,441
0.00%, 03/25/2036	466,626	439,592
5.50%, 03/25/2036	750,719	813,299
5.50%, 03/25/2036	815,167	891,498
5.50%, 03/25/2036	445,787	497,203
6.55%, 03/25/2036	1,710,964	306,296
24.01%, 03/25/2036	47,275	72,571
0.00%, 04/25/2036	95,135	90,370
0.00%, 04/25/2036	156,750	142,318
0.00%, 04/25/2036	235,800	226,943
0.40%, 04/25/2036	228,401	227,493
29.47%, 05/25/2036	54,613	97,570
0.00%, 06/25/2036	157,513	148,397
0.00%, 06/25/2036	422,739	395,327
0.00%, 06/25/2036	51,101	47,514
0.00%, 06/25/2036	101,224	94,756
0.00%, 06/25/2036	341,973	319,331
0.55%, 06/25/2036	120,814	120,804
0.55%, 06/25/2036	524,027	525,254
0.60%, 06/25/2036	72,004	72,281
6.00%, 06/25/2036	8,617	402
6.43%, 06/25/2036	419,703	72,959
23.64%, 06/25/2036	19,293	27,043

0.40%, 06/27/2036	3,263,275	3,260,341
0.00%, 07/25/2036	131,102	128,692
0.00%, 07/25/2036	61,986	55,244
0.00%, 07/25/2036	116,660	109,170
0.00%, 07/25/2036	35,134	33,016
0.44%, 07/25/2036	888,691	889,265
0.50%, 07/25/2036	319,455	320,298
0.61%, 07/25/2036	100,069	100,482
6.00%, 07/25/2036	1,480,436	1,640,021
6.37%, 07/25/2036	187,142	27,490
6.50%, 07/25/2036	706,037	791,365
6.50%, 07/25/2036	935,792	1,039,659
28.19%, 07/25/2036	53,474	90,253
38.99%, 07/25/2036	46,750	81,540
0.00%, 08/25/2036	103,675	92,399
0.00%, 08/25/2036	210,141	195,255
0.00%, 08/25/2036	89,384	83,528
0.00%, 08/25/2036	51,105	48,054
0.50%, 08/25/2036	15,188	15,206
0.50%, 08/25/2036	377,100	377,422
6.35%, 08/25/2036	93,197	18,463
6.50%, 08/25/2036	543,244	615,901
6.50%, 08/25/2036	157,465	175,517
0.00%, 09/25/2036	105,758	98,979
0.00%, 09/25/2036	113,266	106,971
0.00%, 09/25/2036	88,172	85,089
6.50%, 09/25/2036	102,880	115,500
4.50%, 10/25/2036	413,000	445,509
25.59%, 10/25/2036	73,621	110,032
0.00%, 11/25/2036	76,194	68,249
0.00%, 11/25/2036	207,271	184,836
0.00%, 11/25/2036	28,080	25,261
0.00%, 12/25/2036	92,396	82,390
0.00%, 12/25/2036	56,667	52,870
0.21%, 12/25/2036	251,038	244,807
0.22%, 12/25/2036	953,105	932,241
6.00%, 12/25/2036	174,953	184,047

6.50%, 12/25/2036	412,720	81,465
25.95%, 12/25/2036	25,318	38,886
0.00%, 01/25/2037	301,671	270,681
0.00%, 01/25/2037	87,142	75,646
5.50%, 01/25/2037	134,000	147,308
0.35%, 02/25/2037	2,770	2,771
0.40%, 02/25/2037	404,614	404,307
38.09%, 02/25/2037	8,374	9,216
0.00%, 03/25/2037	89,085	83,889
0.65%, 03/25/2037	241,774	243,008
0.90%, 03/25/2037	397,856	406,631
5.00%, 03/25/2037	26,827	29,083
5.93%, 03/25/2037	55,989	8,689
6.00%, 03/25/2037	319,507	356,345
6.29%, 03/25/2037	867,108	117,412
0.00%, 04/25/2037	247,635	221,067
5.95%, 04/25/2037	461,118	65,365
22.16%, 04/25/2037	186,645	264,852
0.00%, 05/25/2037	78,513	72,272
0.45%, 05/25/2037	175,341	174,960
6.00%, 05/25/2037	1,135,000	1,252,435
0.55%, 06/25/2037	987,485	989,261
0.60%, 06/25/2037	79,787	78,092
5.63%, 06/25/2037	182,069	22,261
5.95%, 06/25/2037	188,223	25,976
5.95%, 06/25/2037	681,724	94,621
6.50%, 06/25/2037	109,206	121,674
0.00%, 07/25/2037	223,493	209,002
0.52%, 07/25/2037	163,674	164,302
0.65%, 07/25/2037	123,930	124,602
5.50%, 07/25/2037	455,180	491,630
6.25%, 07/25/2037	1,379,433	201,390
6.47%, 07/25/2037	832,128	105,529
7.00%, 07/25/2037	1,897,374	322,192
16.12%, 07/25/2037	119,516	152,642
0.60%, 08/25/2037	840,541	845,398
5.50%, 08/25/2037	297,567	322,947

6.00%, 08/25/2037	475,000	516,307
6.00%, 08/25/2037	82,945	88,720
6.00%, 08/25/2037	413,000	473,663
6.00%, 08/25/2037	420,261	462,683
23.46%, 08/25/2037	166,732	242,291
0.60%, 09/25/2037	2,785,708	2,780,660
6.39%, 09/25/2037	570,821	95,157
15.77%, 09/25/2037	50,644	64,259
0.00%, 10/25/2037	1,585,647	1,350,951
6.02%, 10/25/2037	258,459	286,492
6.30%, 10/25/2037	634,189	85,465
6.31%, 10/25/2037	572,241	70,896
0.35%, 10/27/2037	4,541,000	4,530,479
8.30%, 11/25/2037	516,673	620,639
6.21%, 12/25/2037	65,343	8,653
6.25%, 12/25/2037	871,173	124,724
6.30%, 12/25/2037	582,480	72,717
6.50%, 12/25/2037	584,335	651,412
1.56%, 01/25/2038	1,239,413	102,155
5.76%, 02/25/2038	731,161	96,589
5.85%, 02/25/2038	1,133,614	151,258
1.05%, 03/25/2038	206,785	209,241
6.05%, 03/25/2038	266,978	36,711
6.08%, 03/25/2038	211,980	28,628
6.84%, 03/25/2038	327,931	48,876
13.70%, 03/25/2038	81,818	99,972
5.50%, 04/25/2038	2,774,087	2,967,241
6.50%, 04/25/2038	186,003	210,801
6.70%, 04/25/2038	278,208	41,943
6.75%, 04/25/2038	286,588	43,857
20.24%, 04/25/2038	102,622	140,673
0.00%, 05/25/2038	10,067	9,410
5.50%, 05/25/2038	2,782,177	3,021,940
1.78%, 06/25/2038	467,937	46,393
5.00%, 07/25/2038	155,000	172,890
5.00%, 07/25/2038	165,437	179,314
5.50%, 07/25/2038	1,222,251	1,321,480

7.05%, 07/25/2038	195,063	38,110
5.70%, 09/25/2038	706,786	88,761
5.70%, 09/25/2038	334,329	41,882
4.50%, 11/25/2038	148,516	154,456
0.55%, 12/25/2038	459,163	459,866
4.00%, 02/25/2039	827,186	871,178
4.50%, 02/25/2039	45,477	48,607
6.40%, 02/25/2039	438,088	86,861
6.50%, 03/25/2039	415,736	53,389
0.60%, 04/25/2039	803,838	805,328
5.00%, 07/25/2039	296,474	55,314
7.00%, 07/25/2039	28,225	32,786
5.00%, 08/25/2039	985,232	1,065,263
6.00%, 08/25/2039	1,254,138	1,408,831
5.00%, 09/25/2039	1,455,673	1,546,281
6.02%, 09/25/2039	487,048	534,992
5.50%, 10/25/2039	797,447	141,111
5.75%, 10/25/2039	382,303	50,851
2.40%, 12/25/2039	876,738	893,675
6.03%, 12/25/2039	430,862	46,920
6.30%, 12/25/2039	642,578	713,955
0.00%, 01/25/2040	150,139	140,986
6.10%, 01/25/2040	547,617	75,649
6.19%, 02/25/2040	178,182	194,354
0.75%, 03/25/2040	448,709	453,551
6.24%, 03/25/2040	486,854	563,588
6.44%, 03/25/2040	527,152	592,747
12.36%, 03/25/2040	1,025,125	1,214,164
0.75%, 04/25/2040	380,645	382,372
6.27%, 04/25/2040	525,797	67,824
17.16%, 04/25/2040	310,000	424,428
0.75%, 05/25/2040	326,216	329,287
6.25%, 05/25/2040	355,287	52,256
0.00%, 06/25/2040	256,605	240,100
5.00%, 06/25/2040	2,694,167	2,958,311
5.50%, 06/25/2040	1,007,000	1,116,823
5.50%, 07/25/2040	1,172,018	1,318,971

4.00%, 08/25/2040	3,000,000	3,209,910
5.00%, 09/25/2040	206,000	231,194
5.50%, 10/25/2040	2,012,000	2,297,843
4.29%, 11/25/2040	2,646,313	271,817
0.70%, 01/25/2041	714,338	718,664
6.38%, 01/25/2041	1,647,609	346,740
0.55%, 02/25/2041	1,446,845	1,447,780
0.45%, 03/25/2041	861,218	862,195
2.02%, 04/25/2041	3,651,835	289,732
0.65%, 07/25/2041	222,706	223,429
0.45%, 08/25/2041	2,727,471	2,699,528
0.70%, 08/25/2041	646,435	652,801
0.65%, 11/25/2041	788,002	791,304
7.00%, 11/25/2041	4,693,942	5,404,338
7.00%, 11/25/2041	3,458,223	3,963,490
7.00%, 11/25/2041	4,345,172	5,049,194
3.50%, 03/25/2042	1,000,000	928,845
6.50%, 06/25/2042	108,680	124,971
0.60%, 09/25/2042	909,724	899,863
0.65%, 09/25/2042	3,395,216	3,371,242
0.65%, 09/25/2042	463,246	460,891
0.65%, 10/25/2042	3,451,842	3,445,801
0.65%, 10/25/2042	1,490,393	1,485,209
3.00%, 02/25/2043	1,000,000	928,330
3.50%, 02/25/2043	850,159	867,329
0.50%, 03/25/2043	1,364,266	1,346,566
0.00%, 09/25/2043	2,457,058	1,862,237
0.00%, 10/25/2043	1,716,870	1,336,257
0.00%, 12/25/2043	4,837,745	3,647,759
5.95%, 11/25/2049	363,410	56,078
5.82%, 02/25/2051	446,914	476,934
5.40%, 07/25/2051	136,334	137,616
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	106,203	119,771
6.50%, 07/25/2042	178,525	204,610
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	740,369	809,740
6.50%, 09/25/2042	300,510	341,589

Fannie Mae Trust 2003-W8
0.55%, 05/25/2042	70,565	71,002
7.00%, 10/25/2042	381,077	435,963
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	508,811	590,025
5.04%, 11/25/2043	545,864	563,462
Fannie Mae Trust 2004-W15
0.40%, 08/25/2044	432,588	428,749
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	144,663	167,613
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	147,358	172,037
Fannie Mae Trust 2005-W3
0.37%, 03/25/2045	3,171,755	3,166,262
Fannie Mae Trust 2005-W4
6.00%, 08/25/2035	187,572	210,179
Fannie Mae Trust 2006-W2
2.21%, 11/25/2035	380,736	370,837
0.37%, 02/25/2036	1,511,141	1,504,619
Fannie Mae Whole Loan
0.41%, 11/25/2046	4,027,672	4,001,995
Fannie Mae-Aces
0.50%, 01/25/2017	735,694	736,858
0.44%, 12/25/2017	1,125,000	1,124,703
2.03%, 03/25/2019	1,818,000	1,844,172
0.67%, 08/25/2019	1,818,884	1,825,711
4.45%, 09/25/2019	2,219,000	2,469,647
1.52%, 12/25/2019	782,000	786,827
1.80%, 12/25/2019	743,000	737,597
4.33%, 03/25/2020	826,000	917,775
3.66%, 11/25/2020	689,707	742,581
3.65%, 04/25/2021	894,000	962,934
3.76%, 04/25/2021	6,037,000	6,540,486
3.73%, 06/25/2021	5,158,000	5,563,893
3.76%, 06/25/2021	1,032,000	1,116,056
2.92%, 08/25/2021	706,000	724,466

2.28%, 12/27/2022	1,357,000	1,311,372
2.39%, 01/25/2023	1,342,000	1,306,022
3.51%, 12/25/2023	8,394,000	8,844,128
3.50%, 01/25/2024	16,000,000	16,808,896
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $1,678,543) (b)	1,633,122	1,696,020
FHLMC Multifamily Structured Pass Through Certificates
5.09%, 03/25/2019	9,000,000	10,245,636
1.82%, 06/25/2020	62,060,451	4,671,352
2.87%, 12/25/2021	5,500,000	5,651,096
2.79%, 01/25/2022	4,400,000	4,492,875
2.27%, 03/25/2022	7,100,000	6,981,508
1.61%, 05/25/2022	57,055,348	5,236,312
2.37%, 05/25/2022	15,905,000	15,702,895
1.03%, 10/25/2022	23,680,249	1,417,287
2.62%, 01/25/2023	4,000,000	3,941,828
3.39%, 03/25/2024	4,286,000	4,471,078
FHLMC Structured Pass Through Securities
6.73%, 07/25/2032	100,555	115,437
6.04%, 07/25/2033	300,362	341,553
3.55%, 10/25/2037	2,557,222	2,515,174
7.50%, 02/25/2042	426,487	499,177
7.50%, 08/25/2042	63,923	76,592
6.50%, 02/25/2043	391,502	462,933
7.00%, 02/25/2043	136,392	165,352
5.23%, 05/25/2043	952,945	1,030,091
0.00%, 07/25/2043	39,433	35,697
7.50%, 07/25/2043	101,986	121,902
0.00%, 09/25/2043	47,525	39,149
7.50%, 09/25/2043	546,264	651,128
0.00%, 10/25/2043	52,576	47,649
7.00%, 10/25/2043	525,720	600,492
1.32%, 10/25/2044	1,156,715	1,176,866
FHLMC-GNMA
7.00%, 03/25/2023	30,694	34,200
6.25%, 11/25/2023	19,314	21,291
7.50%, 04/25/2024	143,345	163,059

First Boston Mortgage Securities Corp 1987 STRIPs
0.00%, 04/25/2017	674	674
10.97%, 04/25/2017	1,203	80
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	28,621	29,256
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	259,752	230,627
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	86,319	85,666
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	154,647	136,654
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.50%, 08/25/2037	1,906,543	376,626
First Horizon Mortgage Pass-Through Trust 2003-7
4.50%, 09/25/2018	5,996	6,135
First Horizon Mortgage Pass-Through Trust 2003-8
4.50%, 09/25/2018	56,819	56,829
First Horizon Mortgage Pass-Through Trust 2004-AR2
2.63%, 05/25/2034	132,180	132,270
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.55%, 02/25/2035	660,773	662,929
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.57%, 04/25/2035	450,116	451,565
Freddie Mac
3.00%, 07/15/2027 (f)	3,000,000	3,109,686
3.50%, 07/15/2029 (f)	3,000,000	3,171,094
4.50%, 07/15/2040 (f)	16,000,000	17,316,525
4.00%, 07/15/2041 (f)	2,500,000	2,648,437
3.50%, 07/15/2042 (f)	7,500,000	7,709,182
Freddie Mac Gold Pool
6.50%, 07/01/2014	3	3
7.50%, 10/01/2014	2	2
8.50%, 11/01/2015	107	107
6.50%, 07/01/2016	6,416	6,605
6.50%, 08/01/2016	3,378	3,500
6.00%, 04/01/2017	346,360	363,463
6.00%, 04/01/2017	168,585	176,743

7.00%, 04/01/2017	479	484
6.50%, 05/01/2017	2,424	2,513
5.50%, 06/01/2017	5,467	5,805
5.00%, 10/01/2017	49,955	53,027
6.00%, 10/01/2017	1,740	1,786
6.50%, 11/01/2017	2,041	2,145
5.00%, 12/01/2017	175,718	186,524
5.00%, 12/01/2017	185,258	196,651
6.50%, 12/01/2017	5,526	5,811
5.50%, 01/01/2018	45,673	48,494
5.50%, 02/01/2018	46,103	48,950
5.50%, 04/01/2018	468,168	496,362
6.00%, 04/01/2018	12,193	12,783
6.50%, 04/01/2018	54,192	56,567
4.00%, 06/01/2018	6,808	7,231
4.50%, 08/01/2018	17,235	18,309
4.50%, 10/01/2018	76,357	80,987
4.50%, 10/01/2018	11,873	12,600
5.00%, 12/01/2018	23,933	25,405
5.50%, 01/01/2019	78,133	82,958
6.50%, 09/01/2019	46,876	49,213
5.50%, 12/01/2019	80,446	85,413
6.00%, 02/01/2020	18,042	18,877
5.50%, 04/01/2020	72,606	77,744
5.50%, 06/01/2020	55,956	59,411
6.00%, 06/01/2020	42,305	44,998
8.00%, 07/01/2020	208	209
6.00%, 08/01/2020	25,359	26,956
6.00%, 07/01/2021	120,886	128,510
6.00%, 07/01/2021	81,713	85,634
6.00%, 01/01/2022	38,036	39,499
6.00%, 02/01/2022	21,715	22,593
6.00%, 03/01/2022	93,994	99,035
6.50%, 03/01/2022	15,425	16,636
5.50%, 11/01/2022	12,139	13,534
6.50%, 11/01/2022	49,787	56,102
6.00%, 12/01/2022	17,090	19,194

5.50%, 01/01/2023	112,585	125,521
5.50%, 05/01/2023	61,533	68,609
5.00%, 06/01/2023	12,250	13,557
5.50%, 07/01/2023	13,777	15,362
5.50%, 11/01/2023	33,949	37,842
5.50%, 01/01/2024	1,902,208	2,085,331
5.50%, 02/01/2024	47,388	51,743
8.00%, 08/01/2024	1,419	1,655
8.00%, 11/01/2024	1,108	1,241
7.50%, 08/01/2025	2,445	2,842
3.50%, 11/01/2025	1,008,764	1,069,290
10.00%, 03/17/2026	93,197	103,240
7.00%, 04/01/2026	2,749	3,140
6.50%, 01/01/2028	94,540	107,211
2.50%, 04/01/2028	670,860	681,667
3.00%, 07/01/2028	3,211,886	3,336,173
8.50%, 07/01/2028	7,533	8,967
3.00%, 10/01/2028	3,474,244	3,607,108
7.00%, 12/01/2028	118,249	136,291
3.00%, 05/01/2029	2,805,999	2,912,035
6.50%, 06/01/2029	39,608	44,631
7.00%, 07/01/2029	1,194	1,340
6.50%, 08/01/2029	160,689	185,384
6.00%, 10/01/2029	37,465	42,664
10.00%, 10/01/2030	502,310	570,944
7.00%, 01/01/2031	110,053	127,228
3.50%, 01/01/2032	1,389,192	1,452,601
7.50%, 01/01/2032	229,086	271,360
3.50%, 03/01/2032	557,639	583,110
7.00%, 07/01/2032	7,904	8,914
7.00%, 08/01/2032	12,679	14,597
5.50%, 01/01/2033	449,456	504,961
3.50%, 02/01/2033	375,051	389,953
6.00%, 02/01/2033	273,243	304,058
3.50%, 05/01/2033	1,588,340	1,651,726
3.50%, 05/01/2033	461,927	480,314
5.50%, 10/01/2033	92,040	103,086

6.00%, 12/01/2033	16,063	18,058
5.00%, 01/01/2034	85,633	95,108
6.00%, 01/01/2034	61,130	69,866
6.00%, 01/01/2034	85,684	95,347
5.00%, 06/01/2034	423,631	470,578
5.00%, 09/01/2034	159,614	177,922
6.50%, 11/01/2034	29,376	33,101
6.50%, 01/01/2035	255,459	289,179
5.00%, 03/01/2035	114,869	127,558
5.50%, 07/01/2035	192,045	215,474
6.50%, 12/01/2035	109,063	123,082
6.50%, 12/01/2035	157,462	180,604
5.50%, 01/01/2036	79,391	88,760
5.00%, 03/01/2036	10,069,172	11,174,275
5.00%, 07/01/2036	9,074	10,060
5.00%, 08/20/2036	5,672,595	6,438,931
5.00%, 11/01/2036	240,906	267,026
6.00%, 11/01/2036	77,325	84,531
6.50%, 11/01/2036	311,476	351,512
6.50%, 11/01/2036	65,591	73,910
6.50%, 11/01/2036	800,218	895,073
5.50%, 12/01/2036	124,058	138,283
6.00%, 12/01/2036	34,411	38,649
6.00%, 12/01/2036	59,231	66,668
6.50%, 12/01/2036	244,133	275,513
6.50%, 12/01/2036	797,178	899,645
7.50%, 12/01/2036	832,887	1,003,263
6.50%, 01/01/2037	53,468	60,274
6.50%, 01/01/2037	34,129	36,618
6.50%, 02/01/2037	61,163	68,910
7.00%, 02/01/2037	24,586	27,422
5.00%, 03/01/2037	814,283	901,126
5.00%, 06/01/2037	838,666	928,110
6.50%, 06/01/2037	45,019	50,777
5.00%, 08/01/2037	834,998	924,051
6.50%, 11/01/2037	127,760	145,083
7.50%, 01/01/2038	125,543	143,191

7.50%, 01/01/2038	176,324	194,845
5.00%, 02/01/2038	832,239	920,997
5.00%, 03/01/2038	977,245	1,081,468
5.00%, 03/01/2038	1,473,406	1,630,544
5.00%, 03/01/2038	864,513	956,712
5.00%, 03/01/2038	183,369	202,926
6.50%, 03/01/2038	168,812	190,223
5.00%, 04/01/2038	910,217	1,007,291
5.50%, 05/01/2038	265,145	295,547
5.50%, 08/01/2038	320,370	357,103
5.00%, 09/01/2038	3,543	3,921
5.00%, 09/01/2038	726,820	804,335
7.50%, 09/01/2038	83,552	94,446
5.00%, 11/01/2038	5,390	5,965
5.00%, 12/01/2038	878,576	972,275
5.00%, 12/01/2038	3,342	3,699
5.00%, 02/01/2039	1,765,474	1,953,761
5.00%, 05/01/2039	16,887	19,039
4.50%, 11/01/2039	5,307,844	5,746,987
4.50%, 11/01/2039	6,096,204	6,600,955
5.00%, 03/01/2040	9,037,498	10,001,819
5.50%, 03/01/2040	74,159	82,662
5.50%, 05/01/2040	7,307,274	8,145,123
4.50%, 08/01/2040	1,395,928	1,512,161
5.00%, 08/01/2040	4,306,510	4,776,638
5.00%, 08/01/2040	1,147,662	1,275,496
5.50%, 08/01/2040	3,216,019	3,584,766
4.00%, 09/01/2040	1,981,965	2,102,515
4.50%, 09/01/2040	1,081,966	1,172,047
4.50%, 09/01/2040	4,383,864	4,749,157
4.00%, 11/01/2040	5,960,967	6,323,534
4.00%, 11/01/2040	96,232	102,085
4.00%, 12/01/2040	3,517,568	3,731,519
4.00%, 12/01/2040	3,439,286	3,648,475
4.50%, 03/01/2041	803,018	869,665
4.50%, 05/01/2041	5,309,930	5,772,656
5.00%, 06/01/2041	899,817	998,825

4.00%, 11/01/2041	30,685	32,551
4.00%, 01/01/2042	597,347	633,680
4.00%, 05/01/2042	41,532	44,058
3.50%, 06/01/2042	1,015,265	1,044,926
3.50%, 06/01/2042	5,274,187	5,383,373
4.00%, 06/01/2042	4,437,450	4,700,407
3.50%, 07/01/2042	22,878,376	23,546,753
3.00%, 08/01/2042	3,692,926	3,647,344
3.50%, 09/01/2042	6,812,546	7,011,570
3.00%, 10/01/2042	8,968,821	8,857,988
4.00%, 10/01/2042	316,003	332,090
3.50%, 11/01/2042	256,526	261,845
4.00%, 01/01/2043	490,263	519,317
3.00%, 02/01/2043	749,530	740,258
3.00%, 03/01/2043	9,660,338	9,540,795
3.00%, 03/01/2043	4,760,779	4,701,883
3.50%, 03/01/2043	1,864,944	1,919,427
3.00%, 04/01/2043	187,837	185,512
3.50%, 05/01/2043	484,279	494,351
3.00%, 06/01/2043	69,345	68,487
3.00%, 06/01/2043	20,265,507	20,014,655
3.50%, 06/01/2043	1,712,578	1,748,061
4.00%, 06/01/2043	24,632	26,130
3.00%, 07/01/2043	663,929	655,710
3.00%, 07/01/2043	49,996	49,377
3.00%, 08/01/2043	964,340	952,403
3.00%, 08/01/2043	12,366,572	12,213,495
3.00%, 09/01/2043	889,825	878,810
4.00%, 09/01/2043	350,858	372,198
3.50%, 10/01/2043	404,664	416,486
3.00%, 11/01/2043	96,689	95,492
4.00%, 11/01/2043	659,272	699,371
4.00%, 11/01/2043	234,119	248,359
4.00%, 12/01/2043	1,133,566	1,202,513
4.00%, 12/01/2043	670,472	711,253
4.00%, 12/01/2043	5,836,599	6,191,601
4.00%, 01/01/2044 (Acquired 12/05/2013, Cost $3,013,934) (c)	2,934,506	3,112,993

4.00%, 01/01/2044	1,755,046	1,861,794
4.00%, 01/01/2044	228,331	242,218
4.00%, 03/01/2044	9,890,509	10,492,085
7.00%, 08/01/2047	16,923	18,903
Freddie Mac Non Gold Pool
12.00%, 08/01/2015	191	192
2.09%, 07/01/2019	4,602	4,686
12.00%, 07/01/2019	124	125
2.25%, 07/01/2026	5,438	5,482
2.24%, 01/01/2027	12,017	12,709
2.31%, 04/01/2030	5,474	5,840
2.50%, 09/01/2032	10,054	10,751
2.39%, 05/01/2033	349,540	372,262
2.36%, 12/01/2033	61,916	66,026
2.30%, 04/01/2034	115,423	122,450
2.50%, 09/01/2034	269,806	287,995
2.38%, 01/01/2035	111,766	119,154
5.05%, 01/01/2035	358,059	375,944
2.25%, 08/01/2035	41,586	44,080
2.51%, 12/01/2035	192,900	207,084
2.40%, 02/01/2036	58,464	62,179
3.85%, 02/01/2036	268,634	282,790
2.67%, 03/01/2036	303,594	325,819
3.11%, 03/01/2036	435,129	469,589
2.37%, 05/01/2036	293,287	312,635
2.38%, 05/01/2036	165,404	175,517
2.83%, 05/01/2036	66,026	71,390
2.51%, 06/01/2036	756,704	810,516
2.53%, 06/01/2036	191,017	204,094
2.09%, 07/01/2036	115,254	122,438
2.38%, 07/01/2036	98,252	104,839
3.79%, 07/01/2036	122,886	127,600
2.00%, 08/01/2036	64,834	68,382
2.10%, 08/01/2036	152,198	161,078
2.11%, 08/01/2036	870,038	925,744
2.47%, 09/01/2036	280,914	299,704
2.50%, 09/01/2036	315,703	337,165

2.10%, 10/01/2036	471,052	499,827
2.12%, 10/01/2036	256,521	272,507
2.19%, 10/01/2036	153,305	163,713
2.22%, 10/01/2036	126,562	131,537
2.41%, 10/01/2036	49,160	51,491
2.48%, 10/01/2036	222,549	238,137
2.79%, 10/01/2036	193,021	206,536
2.27%, 11/01/2036	224,138	237,498
2.29%, 11/01/2036	60,235	63,788
2.37%, 11/01/2036	135,809	145,019
2.38%, 11/01/2036	359,843	383,609
2.42%, 11/01/2036	101,365	107,826
2.22%, 12/01/2036	622,696	657,638
2.32%, 12/01/2036	20,052	21,290
2.35%, 12/01/2036	687,857	730,192
2.67%, 12/01/2036	304,952	327,733
2.86%, 12/01/2036	35,065	37,906
2.04%, 01/01/2037	54,785	57,756
2.55%, 01/01/2037	153,114	164,088
2.32%, 02/01/2037	23,707	25,184
2.49%, 02/01/2037	417,337	447,908
2.51%, 02/01/2037	19,302	20,625
2.57%, 02/01/2037	240,682	257,917
2.83%, 02/01/2037	48,227	51,734
2.31%, 03/01/2037	657,021	701,067
2.80%, 03/01/2037	122,890	131,730
2.93%, 03/01/2037	58,816	63,756
1.93%, 04/01/2037	70,048	73,881
2.54%, 04/01/2037	13,363	13,891
2.67%, 04/01/2037	166,546	178,962
1.95%, 05/01/2037	179,791	187,812
2.39%, 05/01/2037	252,734	270,617
2.39%, 05/01/2037	102,324	109,661
2.50%, 05/01/2037	59,512	63,539
2.63%, 05/01/2037	464,211	498,737
2.68%, 05/01/2037	259,932	280,435
3.56%, 06/01/2037	126,767	134,341

2.57%, 07/01/2037	117,083	125,178
6.13%, 11/01/2037	54,185	58,301
2.67%, 04/01/2038	254,563	273,015
2.49%, 05/01/2038	198,375	212,174
4.01%, 07/01/2040	299,948	319,634
Freddie Mac Reference REMIC
6.00%, 04/15/2036	1,100,260	1,197,849
6.00%, 05/15/2036	1,517,141	1,694,334
Freddie Mac REMICS
6.50%, 08/15/2016	22,672	23,789
6.00%, 09/15/2016	6,320	6,585
6.00%, 09/15/2016	61,383	64,215
6.00%, 09/15/2016	19,499	20,256
6.00%, 09/15/2016	5,010	5,204
6.00%, 09/15/2016	29,683	30,974
6.00%, 10/15/2016	15,982	16,650
5.50%, 12/15/2016	41,703	43,289
6.00%, 12/15/2016	14,155	14,783
6.00%, 03/15/2017	15,425	16,202
5.00%, 06/15/2017	67,505	69,026
5.50%, 06/15/2017	7,780	8,070
6.00%, 06/15/2017	44,531	46,496
16.39%, 08/15/2017	7,611	8,742
4.00%, 09/15/2017	11,767	11,846
5.50%, 10/15/2017	20,376	21,595
5.00%, 12/15/2017	48,797	51,361
5.50%, 12/15/2017	93,311	98,870
5.00%, 01/15/2018	69,317	72,227
0.00%, 02/15/2018	2,582	2,579
4.50%, 03/15/2018	30,871	713
4.50%, 05/15/2018	44,261	46,464
6.50%, 05/15/2018	8,076	8,633
4.50%, 06/15/2018	370,545	389,180
5.95%, 06/15/2018	57,708	4,630
4.50%, 07/15/2018	347,503	365,478
0.00%, 10/15/2018	4,969	4,968
0.00%, 03/15/2019	147,227	146,924

6.50%, 03/15/2019	3,954	441
4.50%, 04/15/2019	5,745	5,903
0.00%, 07/15/2019	3,215	3,200
9.50%, 07/15/2019	1,956	2,038
0.00%, 02/15/2020	573,355	569,066
5.00%, 02/15/2020	170,824	15,986
5.00%, 02/15/2020	111,320	10,002
6.50%, 03/15/2020	12,775	13,749
12.02%, 03/15/2020	54,748	48,980
9.50%, 04/15/2020	1,295	1,420
9.60%, 04/15/2020	2,094	2,350
84.00%, 05/15/2020	13	17
5.00%, 06/15/2020	516,000	555,812
10.00%, 06/15/2020	324	368
7.80%, 09/15/2020	627	672
9.00%, 10/15/2020	1,067	1,158
6.95%, 01/15/2021	3,907	4,280
8.60%, 01/15/2021	16	18
9.50%, 01/15/2021	1,213	1,369
1066.21%, 02/15/2021	2	29
9.00%, 04/15/2021	849	998
1.10%, 05/15/2021	846	858
5.00%, 05/15/2021	2,511	2,644
6.75%, 05/15/2021	2,384	2,575
7.00%, 05/15/2021	14,015	15,593
33.48%, 05/15/2021	390	677
44.54%, 05/15/2021	593	1,025
6.00%, 07/15/2021	2,258	2,460
5.50%, 08/15/2021	1,143	1,226
7.00%, 09/15/2021	5,178	5,711
8.50%, 09/15/2021	5,353	6,066
6.72%, 11/15/2021	378,033	404,306
1181.25%, 11/15/2021	5	57
0.00%, 12/15/2021	566,324	565,875
1181.18%, 01/15/2022	47	1,002
5.00%, 03/15/2022	568,000	628,515
7.00%, 03/15/2022	2,521	2,818

6.00%, 05/15/2022	1,795	1,933
7.00%, 05/15/2022	3,414	3,851
7.50%, 08/15/2022	3,535	4,138
8.00%, 08/15/2022	8,862	10,345
1.30%, 09/15/2022	6,043	6,172
5.50%, 10/15/2022	190,587	209,259
4.60%, 12/15/2022	6,380	6,758
5.50%, 12/15/2022	64,350	70,833
5.50%, 12/15/2022	372,496	376,875
5.00%, 01/15/2023	44,148	44,816
1.68%, 02/15/2023	816	834
7.50%, 02/15/2023	55,163	62,140
5.50%, 03/15/2023	146,000	164,968
1.30%, 04/15/2023	31,536	32,348
5.50%, 04/15/2023	147,000	163,042
7.00%, 04/15/2023	45,980	51,058
7.50%, 04/15/2023	9,678	10,912
5.00%, 05/15/2023	50,733	55,369
7.00%, 05/15/2023	5,606	6,181
8.87%, 05/15/2023	22,466	26,463
0.00%, 06/15/2023	9,714	9,710
0.00%, 06/15/2023	7,074	7,070
5.60%, 06/15/2023	104,880	112,780
6.40%, 06/15/2023	65,416	4,905
1.89%, 07/15/2023	19,755	19,333
8.45%, 07/15/2023	13,366	15,393
24.79%, 07/15/2023	4,150	6,702
2.18%, 08/15/2023	1,226	1,268
6.50%, 09/15/2023	136,979	150,277
7.00%, 09/15/2023	43,891	49,342
33.85%, 09/15/2023	17,811	30,343
0.00%, 10/15/2023	95,941	95,545
4.00%, 10/15/2023	774,000	823,902
6.25%, 10/15/2023	24,486	26,839
22.26%, 10/15/2023	5,255	9,311
5.00%, 11/15/2023	516,000	570,058
5.50%, 11/15/2023	169,979	186,717

6.00%, 11/15/2023	52,796	58,986
17.00%, 11/15/2023	14,242	15,242
5.00%, 12/15/2023	69,887	75,296
6.50%, 12/15/2023	29,083	32,325
6.50%, 12/15/2023	86,889	97,212
7.00%, 01/15/2024	21,737	24,702
0.00%, 02/15/2024	25,102	24,570
0.00%, 02/15/2024	5,959	5,346
7.00%, 02/15/2024	1,655	1,838
10.00%, 02/15/2024	2,165	2,750
18.90%, 02/15/2024	2,178	3,202
0.75%, 03/15/2024	3,653	3,699
1.72%, 03/15/2024	1,725	1,757
7.00%, 03/15/2024	18,109	20,553
7.00%, 03/15/2024	100,896	114,603
28.37%, 03/15/2024	11,868	5,829
7.50%, 04/15/2024	67,495	77,334
0.00%, 05/15/2024	13,348	12,808
8.03%, 05/15/2024	31,957	5,819
0.45%, 06/15/2024	170,405	170,896
6.00%, 06/15/2024	63,030	70,301
5.50%, 07/15/2024	4,694	68
7.50%, 08/15/2024	10,565	12,145
4.00%, 12/15/2024	206,000	217,530
5.00%, 12/15/2024	197,618	213,275
32.99%, 04/15/2025	53,553	84,035
4.50%, 06/15/2025	722,000	782,156
16.50%, 08/15/2025	34,178	44,570
27.36%, 10/15/2025	60,685	88,998
3.50%, 01/15/2026	2,000,000	2,049,856
5.00%, 03/15/2026	341,338	373,206
6.50%, 03/15/2026	10,398	11,527
6.50%, 07/15/2026	70,157	77,467
7.50%, 09/15/2026	8,382	9,667
8.00%, 09/15/2026	20,692	24,105
6.50%, 01/15/2027	44,354	49,312
7.50%, 01/15/2027	54,924	63,096

7.50%, 01/15/2027	17,492	20,176
0.85%, 02/15/2027	1,357	1,381
6.00%, 05/15/2027	46,873	52,302
7.25%, 07/15/2027	2,469	2,831
7.50%, 09/15/2027	19,477	21,602
5.50%, 10/15/2027	417,000	436,151
6.50%, 12/15/2027	28,696	32,418
7.00%, 03/15/2028	32,584	6,895
7.50%, 03/15/2028	93,664	107,751
7.50%, 05/15/2028	39,462	45,425
6.50%, 06/15/2028	50,967	57,034
7.00%, 06/15/2028	8,507	9,750
6.00%, 07/15/2028	24,735	27,640
6.25%, 08/15/2028	111,988	126,410
6.50%, 08/15/2028	104,611	117,534
6.00%, 09/15/2028	22,131	24,879
7.00%, 10/15/2028	40,221	8,352
6.00%, 11/15/2028	94,643	104,881
0.00%, 12/15/2028	54,551	54,410
6.00%, 12/15/2028	166,378	187,189
0.75%, 01/15/2029	42,644	43,234
6.00%, 01/15/2029	246,115	273,414
6.00%, 02/15/2029	50,591	56,123
6.25%, 02/15/2029	246,131	273,670
29.90%, 03/15/2029	6,813	11,370
7.00%, 04/15/2029	4,143	847
7.00%, 06/15/2029	216,716	249,013
7.50%, 06/15/2029	14,816	2,982
7.00%, 07/15/2029	87,346	98,792
7.00%, 08/15/2029	51,493	59,569
4.00%, 11/15/2029	605,413	65,427
7.50%, 11/15/2029	286	341
8.00%, 11/15/2029	45,321	52,902
7.00%, 01/15/2030	111,785	129,960
8.00%, 01/15/2030	25,697	30,944
8.00%, 01/15/2030	83,357	96,619
8.00%, 03/15/2030	16,652	20,085

5.00%, 04/15/2030	702,000	765,343
8.00%, 04/15/2030	25,604	30,043
7.50%, 05/15/2030	19,585	22,633
7.50%, 08/15/2030	16,337	18,951
7.25%, 09/15/2030	45,177	51,998
7.00%, 10/15/2030	75,680	87,087
7.50%, 10/15/2030	5,634	6,536
7.50%, 10/15/2030	1,421	1,642
7.25%, 12/15/2030	80,133	92,262
7.00%, 03/15/2031	34,590	39,866
6.50%, 05/15/2031	22,014	24,769
7.00%, 06/15/2031	43,602	46,724
8.50%, 06/15/2031	86,584	104,230
6.00%, 07/15/2031	12,146	11,923
7.00%, 07/15/2031	87,296	99,921
6.50%, 08/15/2031	461,688	529,936
6.50%, 08/15/2031	47,475	53,848
6.50%, 08/15/2031	47,521	53,449
6.50%, 08/15/2031	43,357	48,781
6.50%, 10/15/2031	43,210	47,712
6.50%, 01/15/2032	78,161	88,223
6.50%, 01/15/2032	47,185	53,569
1.05%, 02/15/2032	247,344	252,858
6.38%, 02/15/2032	56,878	61,287
6.50%, 02/15/2032	93,462	106,662
6.50%, 02/15/2032	89,877	102,013
7.85%, 02/15/2032	201,861	51,954
8.50%, 02/15/2032	38,115	9,923
15.80%, 02/15/2032	101,570	138,904
19.11%, 02/15/2032	103,847	158,332
6.50%, 03/15/2032	128,365	144,840
6.50%, 03/15/2032	103,331	116,270
7.00%, 03/15/2032	94,249	108,768
7.00%, 03/15/2032	71,741	82,640
7.80%, 03/15/2032	79,199	21,016
7.85%, 03/15/2032	51,666	13,019
6.50%, 04/15/2032	185,000	201,991

6.50%, 04/15/2032	305,040	341,547
6.50%, 04/15/2032	30,484	34,401
7.00%, 04/15/2032	166,351	186,385
7.00%, 04/15/2032	65,072	73,466
5.50%, 05/15/2032	163,393	170,932
6.50%, 05/15/2032	119,311	134,356
7.00%, 05/15/2032	69,377	79,494
6.50%, 06/15/2032	133,061	144,456
6.50%, 06/15/2032	92,651	104,134
6.50%, 06/15/2032	70,618	79,558
6.50%, 07/15/2032	141,969	160,458
6.50%, 07/15/2032	94,114	106,111
0.00%, 09/15/2032	258,044	229,159
6.00%, 09/15/2032	182,407	208,025
0.00%, 12/15/2032	137,376	135,840
0.00%, 12/15/2032	24,517	24,377
0.00%, 12/15/2032	19,318	17,958
0.90%, 12/15/2032	132,769	135,505
6.00%, 12/15/2032	263,122	293,112
6.00%, 12/15/2032	129,401	143,819
18.24%, 12/15/2032	78,274	117,902
0.00%, 01/15/2033	353,329	353,235
6.00%, 01/15/2033	161,740	179,763
0.00%, 02/15/2033	34,067	33,998
0.00%, 02/15/2033	87,783	87,774
0.00%, 02/15/2033	65,967	65,960
0.00%, 02/15/2033	53,369	53,324
6.00%, 02/15/2033	137,913	152,235
6.00%, 02/15/2033	641,490	712,404
6.00%, 03/15/2033	109,497	120,669
6.50%, 03/15/2033	65,946	13,113
0.50%, 05/15/2033	813,667	813,835
14.57%, 06/15/2033	233,891	300,396
5.00%, 07/15/2033	906,871	1,015,549
6.72%, 07/15/2033	462	502
12.98%, 07/15/2033	58,335	70,445
3.00%, 08/15/2033	495,000	466,178

14.48%, 09/15/2033	72,770	93,083
7.87%, 10/15/2033	1,084,000	1,249,627
16.17%, 11/15/2033	40,038	53,511
0.75%, 12/15/2033	516,000	521,913
5.50%, 12/15/2033	245,546	258,530
5.50%, 12/15/2033	7,652	7,675
5.00%, 01/15/2034	906,965	993,832
5.50%, 02/15/2034	73,177	78,063
6.00%, 05/15/2034	558,221	616,870
23.94%, 06/15/2034	221,311	310,265
0.00%, 07/15/2034	393,827	368,267
2.37%, 07/15/2034	141,125	142,926
0.52%, 10/15/2034	347,567	347,675
4.00%, 11/15/2034	1,166,851	95,508
0.00%, 01/15/2035	14,776	14,768
0.00%, 02/15/2035	98,306	87,496
27.49%, 02/15/2035	111,881	183,988
0.00%, 04/15/2035	187,881	179,995
0.53%, 04/15/2035	430,613	431,232
6.00%, 04/15/2035	1,057,000	1,219,610
0.55%, 05/15/2035	175,821	176,541
0.45%, 06/15/2035	169,870	169,501
16.64%, 06/15/2035	45,739	55,017
0.00%, 08/15/2035	10,885	8,941
0.95%, 08/15/2035	209,496	212,895
4.00%, 08/15/2035	585,001	12,702
6.00%, 08/15/2035	177,383	183,153
0.00%, 09/15/2035	98,415	92,000
6.00%, 09/15/2035	373,619	387,813
5.75%, 10/15/2035	21,112	21,555
19.49%, 11/15/2035	107,526	146,546
0.00%, 01/15/2036	132,601	132,514
6.00%, 01/15/2036	440,197	485,170
24.01%, 01/15/2036	39,110	57,094
0.00%, 02/15/2036	82,573	72,168
0.00%, 02/15/2036	130,820	124,648
0.00%, 02/15/2036	71,021	66,411

0.00%, 02/15/2036	409,965	392,790
0.00%, 03/15/2036	25,352	23,209
0.00%, 03/15/2036	251,560	241,046
0.00%, 03/15/2036	239,858	230,570
6.00%, 03/15/2036	1,832	2,447
0.00%, 04/15/2036	477,320	456,418
0.00%, 04/15/2036	132,444	123,622
0.00%, 04/15/2036	263,251	241,861
0.00%, 04/15/2036	482,996	443,751
6.00%, 04/15/2036	257,584	283,903
6.00%, 04/15/2036	273,334	55,020
6.00%, 04/15/2036	2,387,620	2,702,762
0.00%, 05/15/2036	14,463	11,522
0.00%, 05/15/2036	92,613	84,930
0.00%, 05/15/2036	38,907	36,414
0.00%, 05/15/2036	170,551	159,628
0.60%, 05/15/2036	1,643,465	1,648,939
0.65%, 05/15/2036	1,098,762	1,105,138
0.00%, 06/15/2036	393,447	371,878
6.00%, 06/15/2036	61,668	68,251
6.00%, 06/15/2036	432,837	457,676
19.25%, 06/15/2036	89,576	122,160
0.00%, 07/15/2036	81,045	75,715
6.50%, 07/15/2036	396,126	456,192
6.50%, 07/15/2036	286,679	322,847
6.95%, 07/15/2036	44,738	8,483
0.00%, 08/15/2036	118,781	111,186
5.50%, 08/15/2036	212,875	230,938
5.50%, 08/15/2036	597,027	664,893
6.50%, 08/15/2036	1,568,478	259,038
0.00%, 09/15/2036	49,762	46,886
0.00%, 09/15/2036	73,417	69,154
0.00%, 10/15/2036	138,993	122,277
6.55%, 10/15/2036	152,097	22,956
7.50%, 11/15/2036	2,121,614	2,439,436
0.00%, 12/15/2036	66,331	58,211
7.00%, 12/15/2036	5,271,548	6,277,775

7.50%, 12/15/2036	1,931,739	2,337,654
0.00%, 01/15/2037	58,318	52,118
5.99%, 01/15/2037	105,653	15,490
0.00%, 02/15/2037	38,306	35,702
0.00%, 02/15/2037	152,193	140,682
0.59%, 02/15/2037	176,203	176,600
4.50%, 02/15/2037	1,204,077	1,276,045
6.00%, 02/15/2037	277,863	302,253
0.00%, 03/15/2037	72,779	68,157
6.30%, 03/15/2037	187,193	25,865
9.00%, 03/15/2037	31,018	37,465
0.00%, 04/15/2037	80,270	71,165
6.00%, 04/15/2037	214,228	235,401
0.00%, 05/15/2037	9,997	8,630
0.00%, 05/15/2037	138,224	121,307
0.00%, 05/15/2037	656,088	563,201
6.00%, 05/15/2037	579,092	640,982
0.00%, 06/15/2037	48,288	45,186
0.00%, 06/15/2037	76,274	66,084
0.00%, 07/15/2037	712,599	651,667
0.55%, 07/15/2037	3,192,611	3,192,512
4.50%, 07/15/2037	2,965,426	300,754
5.50%, 07/15/2037	29,500	1,007
6.45%, 07/15/2037	154,064	19,399
4.00%, 08/15/2037	2,205,803	270,054
0.00%, 09/15/2037	88,012	76,616
0.75%, 09/15/2037	54,832	55,385
4.00%, 10/15/2037	1,477,184	143,802
4.00%, 10/15/2037	1,084,658	97,546
6.27%, 11/15/2037	852,223	101,028
6.30%, 11/15/2037	514,255	69,052
5.85%, 01/15/2038	945,213	124,940
17.07%, 02/15/2038	40,959	53,282
5.50%, 03/15/2038	918,000	1,031,444
6.65%, 04/15/2038	347,239	49,964
5.50%, 05/15/2038	430,974	469,834
6.00%, 06/15/2038	85,189	93,910

6.00%, 06/15/2038	886,435	1,012,569
6.05%, 06/15/2038	344,446	45,304
5.70%, 08/15/2038	725,204	94,794
5.71%, 10/15/2038	365,462	399,914
5.50%, 01/15/2039	578,781	646,468
5.85%, 01/15/2039	367,212	49,824
2.07%, 02/15/2039	199,915	201,538
5.85%, 02/15/2039	355,512	48,889
0.55%, 04/15/2039	1,101,321	1,098,911
0.60%, 05/15/2039	1,548,064	1,557,681
5.95%, 05/15/2039	290,603	41,350
6.15%, 05/15/2039	418,532	56,101
1.35%, 07/15/2039	306,498	311,821
4.50%, 07/15/2039	1,772,839	1,918,994
0.60%, 08/15/2039	515,240	518,391
3.50%, 08/15/2039	1,168,006	1,213,649
0.00%, 10/15/2039	301,438	264,544
5.00%, 10/15/2039	1,062,271	166,660
6.10%, 12/15/2039	513,245	68,690
0.00%, 01/15/2040	336,035	293,634
1.94%, 01/15/2040	3,464,449	238,878
16.99%, 02/15/2040	475,000	657,985
0.65%, 10/15/2040	542,447	544,315
5.85%, 10/15/2040	1,552,159	265,643
5.85%, 10/15/2040	1,678,824	282,102
0.70%, 12/15/2040	4,087,678	4,102,819
0.70%, 03/15/2041	2,591,203	2,597,881
5.00%, 05/15/2041	990,199	1,154,790
5.50%, 05/15/2041	788,322	821,764
5.50%, 05/15/2041	1,917,511	2,031,684
0.55%, 10/15/2041	1,988,559	2,006,186
4.00%, 11/15/2041	2,035,769	2,134,006
4.00%, 12/15/2041	865,424	893,172
0.65%, 03/15/2042	1,696,481	1,699,293
0.65%, 07/15/2042	895,290	899,381
0.60%, 08/15/2042	4,352,224	4,345,008
0.55%, 09/15/2042	1,614,349	1,603,914

3.00%, 06/15/2043	206,000	187,369
4.50%, 09/15/2043	1,000,000	1,066,428
7.21%, 11/15/2046	2,146,954	2,573,748
3.50%, 06/15/2048	9,826,984	10,177,551
Freddie Mac Strips
4.50%, 11/15/2020	221,298	17,362
4.50%, 12/15/2020	143,622	11,604
9.00%, 04/01/2022	309	69
0.00%, 04/01/2028	192,633	182,103
5.00%, 09/15/2035	707,978	116,805
5.00%, 09/15/2035	451,567	74,600
5.00%, 09/15/2035	373,815	61,639
7.55%, 08/15/2036	1,520,616	303,485
0.70%, 07/15/2042	4,337,095	4,351,370
3.50%, 07/15/2042	10,883,652	11,162,857
0.65%, 08/15/2042	1,220,525	1,220,875
0.65%, 08/15/2042	3,968,063	3,968,576
0.65%, 08/15/2042	3,231,662	3,231,701
0.70%, 08/15/2042	2,737,208	2,757,747
3.00%, 08/15/2042	4,023,498	3,933,081
0.60%, 09/15/2042	3,128,296	3,121,834
0.65%, 10/15/2042	5,163,829	5,161,339
3.00%, 01/15/2043	953,885	947,715
0.00%, 09/15/2043	1,552,660	1,144,400
0.70%, 03/15/2044	5,923,617	5,938,135
Freedom Trust 2011-4
5.00%, 03/25/2037	270,200	271,824
GE Capital Commercial Mortgage Corp
5.49%, 11/10/2045	11,008,792	11,527,912
4.83%, 06/10/2048	1,187,000	1,208,164
4.85%, 06/10/2048	1,115,000	1,129,097
Ginnie Mae
4.50%, 07/15/2041 (f)	15,000,000	16,378,709
3.50%, 07/15/2042 (f)	9,000,000	9,359,298
4.00%, 07/15/2042 (f)	12,000,000	12,841,874
4.00%, 08/15/2042 (f)	21,000,000	22,410,936

Ginnie Mae I pool
8.00%, 01/15/2016	4,793	4,891
9.00%, 08/15/2016	54	57
9.00%, 12/15/2016	199	204
9.00%, 03/15/2017	78	79
6.50%, 06/15/2017	7,033	7,359
6.00%, 10/15/2017	5,653	5,891
8.50%, 11/15/2017	1,133	1,221
12.00%, 11/15/2019	278	280
9.00%, 02/15/2020	105	106
9.50%, 09/15/2020	18	18
8.00%, 07/15/2022	149	149
8.00%, 09/15/2022	2,554	2,797
7.50%, 11/15/2022	1,630	1,793
7.50%, 03/15/2023	359	397
7.00%, 08/15/2023	828	907
7.00%, 09/15/2023	24,547	26,953
7.00%, 11/15/2023	1,865	2,145
6.50%, 01/15/2024	8,692	9,876
7.00%, 02/15/2024	19,798	21,637
9.50%, 10/15/2024	175,385	197,919
9.00%, 11/15/2024	2,706	3,159
9.50%, 12/15/2025	5,959	6,809
7.50%, 11/15/2026	1,450	1,518
7.50%, 07/15/2027	4,982	5,617
6.50%, 03/15/2028	12,511	14,214
7.50%, 07/15/2028	934	967
8.00%, 08/15/2028	2,051	2,084
6.50%, 09/15/2028	35,758	40,627
7.50%, 09/15/2028	7,725	8,762
6.50%, 10/15/2028	1,857	2,110
6.00%, 11/15/2028	19,639	22,190
7.00%, 09/15/2031	180,781	213,816
6.50%, 01/15/2032	166,215	189,226
6.50%, 07/15/2032	2,891	3,299
6.50%, 02/15/2033	23,647	26,868
7.00%, 02/15/2033	9,328	10,506
5.50%, 04/15/2033	474,555	549,833

6.50%, 04/15/2033	18,039	20,496
5.50%, 06/15/2033	11,965	13,470
7.00%, 06/15/2033	33,895	38,593
5.50%, 12/15/2033	32,467	36,536
5.50%, 07/15/2034	10,910	12,315
5.50%, 09/15/2034	32,085	36,065
7.00%, 06/15/2035	519,827	612,695
6.50%, 12/15/2035	172,391	201,104
7.00%, 04/15/2037	48,036	54,548
7.50%, 10/15/2037	120,759	136,170
3.50%, 03/15/2043	1,889,038	1,975,375
3.50%, 04/15/2043	8,377,136	8,727,579
3.50%, 06/15/2043	3,005,919	3,131,667
3.50%, 07/15/2043	997,035	1,042,640
Ginnie Mae II pool
8.50%, 03/20/2025	580	660
8.50%, 04/20/2025	4,957	5,676
8.50%, 05/20/2025	8,028	9,173
8.00%, 12/20/2025	1,399	1,602
8.00%, 06/20/2026	3,036	3,598
8.00%, 08/20/2026	2,190	2,674
8.00%, 09/20/2026	2,841	3,473
8.00%, 11/20/2026	2,438	2,928
8.00%, 10/20/2027	5,292	6,293
8.00%, 11/20/2027	4,707	5,485
8.00%, 12/20/2027	2,303	2,646
7.50%, 02/20/2028	3,410	3,941
6.00%, 03/20/2028	15,943	17,944
8.00%, 06/20/2028	871	914
8.00%, 08/20/2028	252	287
7.50%, 09/20/2028	10,752	12,984
8.00%, 09/20/2028	1,908	2,168
6.50%, 07/20/2029	190,067	218,742
6.00%, 11/20/2033	12,643	14,622
7.00%, 08/20/2038	86,571	96,698
6.00%, 09/20/2038	1,774,057	2,018,302
6.00%, 11/20/2038	21,047	22,747

6.00%, 08/20/2039	815,492	927,590
5.50%, 09/20/2039	438,435	491,085
4.50%, 06/20/2040	2,942,044	3,222,760
5.00%, 07/20/2040	748,685	831,985
4.00%, 10/20/2040	7,393,517	7,932,656
4.50%, 01/20/2041	12,765,533	13,986,744
4.50%, 03/20/2041	2,079,143	2,277,282
4.50%, 05/20/2041	1,063,641	1,164,553
4.50%, 06/20/2041	20,828,109	22,797,904
4.50%, 09/20/2041	2,216,901	2,425,245
4.00%, 06/20/2042	2,014,286	2,159,278
3.00%, 08/20/2042	11,399,808	11,542,583
3.50%, 09/20/2042	1,318,200	1,375,694
3.50%, 10/20/2042	13,999,154	14,609,572
4.00%, 08/20/2043	9,262,792	9,929,546
3.00%, 09/20/2043	1,000,104	1,011,210
3.00%, 01/20/2044	2,124,162	2,147,749
4.46%, 05/20/2063	527,615	582,870
GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust
5.24%, 11/10/2045	1,377,484	1,432,638
GMACM Mortgage Loan Trust 2003-AR1
2.92%, 10/19/2033	724,810	723,665
GMACM Mortgage Loan Trust 2003-AR2
2.86%, 12/19/2033	547,056	553,221
GMACM Mortgage Loan Trust 2003-J7
5.00%, 11/25/2033	486,098	501,769
5.50%, 11/25/2033	41,819	43,706
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	26,419	27,782
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	340,506	357,729
GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	131,963	136,206
GMACM Mortgage Loan Trust 2005-AR3
2.80%, 06/19/2035	441,219	438,229
Government National Mortgage Association
6.00%, 04/20/2020	807,490	839,440

5.50%, 05/16/2020	97,317	97,975
5.50%, 11/20/2020	474,287	512,169
11.05%, 12/16/2022	2,091	2,357
5.00%, 04/16/2023	619,000	685,343
6.50%, 10/16/2024	296,896	340,756
6.50%, 04/20/2028	89,173	101,267
6.00%, 02/20/2029	258,540	290,247
6.50%, 04/20/2029	267,008	300,639
8.45%, 08/16/2029	22,507	5,633
9.20%, 09/16/2029	2,058	2,621
8.00%, 11/16/2029	55,208	65,406
7.50%, 11/20/2029	31,041	36,064
8.50%, 12/16/2029	308,757	363,260
7.50%, 12/20/2029	26,486	30,836
8.00%, 12/20/2029	52,510	62,156
8.50%, 02/16/2030	312,298	373,363
38.75%, 02/16/2030	35,701	65,746
9.00%, 03/16/2030	280,661	336,642
7.35%, 04/16/2030	273,127	58,109
8.00%, 06/20/2030	26,559	31,777
9.00%, 10/20/2030	41,122	47,483
9.00%, 11/16/2030	3,404	692
9.00%, 11/20/2030	23,836	25,498
8.55%, 01/16/2031	14,711	4,226
8.40%, 03/16/2031	17,978	4,953
20.61%, 03/17/2031	135,609	210,556
6.50%, 03/20/2031	63,937	72,274
0.00%, 05/20/2031	12,486	12,473
7.90%, 08/16/2031	23,026	5,725
8.10%, 08/16/2031	28,027	7,168
6.50%, 11/20/2031	464,000	540,361
6.50%, 12/20/2031	190,097	219,232
7.24%, 01/16/2032	31,479	9,730
6.50%, 01/20/2032	51,765	58,556
0.00%, 02/20/2032	4,390	4,390
0.50%, 03/20/2032	136,656	136,760
7.80%, 04/16/2032	124,013	27,533

11.70%, 04/16/2032	11,148	14,279
9.00%, 06/16/2032	4,213	5,252
6.50%, 06/20/2032	477,118	544,747
6.50%, 06/20/2032	120,974	138,033
6.50%, 07/16/2032	140,190	160,715
6.00%, 07/20/2032	51,885	58,392
6.50%, 07/20/2032	162,251	187,730
6.50%, 07/20/2032	240,672	274,931
7.55%, 08/20/2032	73,013	6,633
6.80%, 10/20/2032	690,476	47,743
14.43%, 11/17/2032	40,239	51,589
6.00%, 11/20/2032	146,000	171,692
0.00%, 12/20/2032	310,172	299,051
13.19%, 12/20/2032	13,777	14,703
19.24%, 12/20/2032	64,606	70,309
5.50%, 01/16/2033	678,893	757,116
0.00%, 01/17/2033	13,493	13,491
6.50%, 01/20/2033	272,811	310,668
7.55%, 02/16/2033	132,087	30,637
0.00%, 02/17/2033	115,895	112,954
7.55%, 02/20/2033	54,668	15,093
0.00%, 03/16/2033	20,478	17,549
7.50%, 03/17/2033	42,604	46,832
6.50%, 03/20/2033	149,535	169,833
6.50%, 03/20/2033	326,000	379,930
5.50%, 04/20/2033	574,266	637,574
6.50%, 05/20/2033	116,000	136,152
0.00%, 06/16/2033	92,706	87,189
6.00%, 09/16/2033	340,587	380,762
0.00%, 10/20/2033	14,764	12,132
5.83%, 10/20/2033	350,451	389,471
6.40%, 11/16/2033	212,583	39,589
6.60%, 11/20/2033	279,521	46,564
6.40%, 12/16/2033	175,486	31,806
5.35%, 02/20/2034	503,709	64,667
5.50%, 03/16/2034	4,851,645	5,588,615
6.35%, 03/16/2034	230,759	19,133

19.25%, 04/16/2034	77,305	112,186
16.39%, 05/18/2034	127,186	144,801
0.00%, 06/20/2034	181,349	157,117
6.00%, 06/20/2034	637,109	716,887
6.55%, 07/20/2034	780,468	128,446
14.54%, 08/17/2034	99,671	119,787
5.74%, 08/20/2034	188,172	208,065
6.40%, 09/16/2034	605,518	102,525
7.00%, 09/20/2034	87,026	95,828
28.71%, 09/20/2034	87,026	132,768
13.93%, 10/16/2034	36,032	39,187
23.83%, 10/16/2034	60,021	86,968
5.95%, 10/20/2034	1,058,782	160,858
11.89%, 10/20/2034	56,178	59,206
5.93%, 11/20/2034	503,884	77,417
5.95%, 01/20/2035	488,039	74,346
6.60%, 01/20/2035	749,882	130,447
16.07%, 06/17/2035	379,841	476,959
6.65%, 06/20/2035	407,294	436,959
5.50%, 07/20/2035	79,574	14,994
20.33%, 08/16/2035	35,255	51,189
0.00%, 08/20/2035	463,883	399,601
22.15%, 08/20/2035	3,093	4,451
5.50%, 09/20/2035	332,961	377,378
6.15%, 09/20/2035	1,619,486	241,380
0.00%, 10/20/2035	80,344	69,692
0.00%, 11/20/2035	136,528	118,504
6.00%, 12/20/2035	143,490	29,186
5.75%, 02/20/2036	142,314	154,547
0.00%, 03/20/2036	134,345	126,075
0.00%, 05/20/2036	184,601	159,524
6.35%, 06/20/2036	34,016	3,959
0.00%, 07/20/2036	27,994	24,099
6.50%, 07/20/2036	689,966	797,671
6.55%, 07/20/2036	283,262	24,050
6.50%, 08/20/2036	719,481	841,271
5.56%, 10/20/2036	237,240	268,302

6.55%, 10/20/2036	247,098	40,451
6.65%, 11/20/2036	440,170	72,965
5.96%, 02/20/2037	126,102	140,894
6.00%, 02/20/2037	19,394	488
0.00%, 03/20/2037	562,365	516,936
6.05%, 03/20/2037	393,834	60,454
6.36%, 03/20/2037	646,636	94,347
0.00%, 04/16/2037	231,564	217,381
0.35%, 04/16/2037	1,086,481	1,084,606
6.66%, 04/16/2037	596,782	96,112
6.05%, 04/20/2037	248,311	38,510
6.12%, 04/20/2037	261,905	294,831
0.45%, 05/16/2037	142,460	142,405
0.00%, 05/20/2037	42,916	37,105
6.05%, 05/20/2037	1,236,401	187,132
6.05%, 05/20/2037	541,446	82,198
6.05%, 05/20/2037	447,933	68,590
0.00%, 06/16/2037	628,608	590,116
0.00%, 06/16/2037	84,623	79,211
6.32%, 06/16/2037	362,872	52,606
6.10%, 06/20/2037	430,664	65,822
6.49%, 07/20/2037	554,981	90,956
6.53%, 07/20/2037	598,144	100,188
6.60%, 07/20/2037	939,681	153,314
6.60%, 07/20/2037	388,161	62,081
6.62%, 08/20/2037	160,343	25,048
0.00%, 09/20/2037	116,443	108,170
6.40%, 09/20/2037	355,483	55,870
19.75%, 09/20/2037	112,831	155,608
5.50%, 10/16/2037	740,719	102,016
6.35%, 10/20/2037	466,704	66,488
13.09%, 10/20/2037	67,216	81,469
0.00%, 11/16/2037	732,396	687,951
6.39%, 11/16/2037	360,234	55,273
5.50%, 11/20/2037	41,199	44,021
5.85%, 11/20/2037	438,353	63,439
6.35%, 11/20/2037	846,869	120,981

6.36%, 11/20/2037	481,632	68,953
6.40%, 11/20/2037	394,055	51,420
19.49%, 11/20/2037	47,833	65,608
6.38%, 12/20/2037	504,312	72,209
6.40%, 12/20/2037	646,215	89,952
0.00%, 01/20/2038	99,001	98,078
0.00%, 01/20/2038	30,757	26,562
5.50%, 02/20/2038	114,455	21,741
5.85%, 02/20/2038	3,562,717	525,377
6.75%, 03/20/2038	314,133	50,914
7.55%, 04/16/2038	197,389	41,545
6.15%, 04/20/2038	596,220	84,355
6.25%, 05/16/2038	1,596,910	298,300
6.19%, 05/20/2038	460,560	66,387
6.00%, 06/20/2038	320,357	360,269
6.05%, 06/20/2038	162,980	24,507
0.97%, 07/20/2038	1,048,988	1,068,701
5.75%, 07/20/2038	696,739	755,488
6.00%, 07/20/2038	599,378	89,102
5.58%, 08/20/2038	751,417	821,831
5.85%, 08/20/2038	224,734	32,196
5.75%, 09/20/2038	672,356	93,401
6.05%, 09/20/2038	1,332,448	198,966
7.45%, 09/20/2038	295,660	56,799
6.09%, 11/20/2038	444,897	501,334
6.25%, 12/16/2038	350,264	35,777
5.55%, 12/20/2038	664,618	87,535
5.83%, 12/20/2038	1,460,473	1,621,926
5.85%, 12/20/2038	390,835	55,200
6.00%, 12/20/2038	230,085	35,333
7.15%, 12/20/2038	1,270,100	216,858
5.48%, 01/20/2039	2,353,770	2,598,089
5.95%, 02/16/2039	411,099	57,966
6.00%, 02/16/2039	506,404	72,440
5.80%, 02/20/2039	602,019	84,428
5.89%, 02/20/2039	361,772	52,178
6.15%, 03/20/2039	414,404	41,883

6.15%, 03/20/2039	666,348	86,264
6.20%, 03/20/2039	553,607	72,377
6.50%, 03/20/2039	377,353	83,110
6.50%, 03/20/2039	179,692	38,480
6.12%, 04/20/2039	1,114,035	159,965
5.50%, 05/20/2039	139,584	26,134
6.00%, 05/20/2039	177,432	35,788
6.25%, 06/16/2039	1,733,802	180,053
5.80%, 06/20/2039	582,554	82,632
5.93%, 06/20/2039	846,784	122,504
5.95%, 07/16/2039	1,075,142	144,252
6.10%, 08/16/2039	849,936	124,835
7.00%, 08/16/2039	297,720	344,962
5.95%, 08/20/2039	520,769	72,677
5.50%, 09/20/2039	317,000	365,905
5.94%, 09/20/2039	1,321,057	191,678
6.25%, 11/16/2039	1,104,208	163,629
6.00%, 12/20/2039	1,042,788	1,119,222
5.23%, 06/20/2040	321,843	351,489
5.52%, 07/20/2040	630,759	708,364
7.00%, 10/16/2040	1,333,209	1,569,875
0.00%, 12/20/2040	1,703,024	1,394,710
6.45%, 05/20/2041	917,409	219,336
4.67%, 09/20/2041	879,820	953,508
4.54%, 11/16/2041	849,632	913,349
3.75%, 01/20/2042	846,273	882,757
3.97%, 09/16/2042	616,689	646,899
4.74%, 10/20/2042	3,506,794	3,832,389
4.71%, 11/20/2042	433,706	470,260
4.52%, 04/20/2043	441,412	474,701
0.60%, 11/20/2059	2,432,382	2,434,697
0.63%, 01/20/2060	1,367,891	1,369,817
0.60%, 03/20/2060	1,721,024	1,722,548
0.58%, 04/20/2060	3,430,808	3,433,189
5.24%, 07/20/2060	2,837,902	3,200,126
0.45%, 08/20/2060	978,733	977,412
0.62%, 01/20/2061	4,486,178	4,482,549

0.80%, 05/20/2061	4,037,118	4,052,067
0.85%, 05/20/2061	3,958,478	3,978,072
0.70%, 10/20/2061	1,944,186	1,946,788
0.70%, 12/20/2061	9,149,402	9,139,685
0.70%, 04/20/2062	724,758	725,759
0.60%, 05/20/2062	1,761,241	1,762,956
2.00%, 06/20/2062	401,823	407,681
0.70%, 07/20/2062	2,901,644	2,905,213
0.73%, 09/20/2062	4,792,203	4,802,799
0.74%, 09/20/2062	1,285,593	1,288,540
0.65%, 10/20/2062	1,432,382	1,432,378
0.75%, 10/20/2062	566,196	568,134
0.45%, 11/20/2062	422,338	421,725
0.49%, 12/20/2062	3,835,064	3,796,947
0.47%, 01/20/2063	1,677,180	1,656,813
0.65%, 01/20/2063	1,541,718	1,541,704
1.65%, 01/20/2063	3,493,674	3,473,362
0.57%, 02/20/2063	426,588	422,575
0.60%, 02/20/2063	2,075,482	2,063,195
1.65%, 02/20/2063	4,619,341	4,591,533
0.56%, 03/20/2063	1,475,236	1,463,368
0.62%, 03/20/2063	475,799	473,441
1.75%, 03/20/2063	1,128,150	1,124,796
1.65%, 04/20/2063	1,432,112	1,421,989
0.80%, 01/20/2064	3,962,444	3,977,894
0.80%, 02/20/2064	8,096,186	8,127,478
0.84%, 02/20/2064	4,992,185	5,023,870
0.80%, 03/20/2064	4,826,409	4,842,201
0.75%, 04/20/2064	4,965,494	4,968,955
0.75%, 04/20/2064	4,977,780	4,984,335
0.75%, 05/20/2064	7,986,442	7,966,891
0.65%, 06/20/2064	3,500,000	3,482,500
GS Mortgage Securities Corp II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,384,728) (b)	1,388,286	1,407,404
2.77%, 11/10/2045	13,211,562	12,932,864
GS Mortgage Securities Corp Trust 2012-ALOHA
3.55%, 04/10/2034 (Acquired 08/15/2012, Cost $4,226,912) (b)	4,200,000	4,351,120

GS Mortgage Securities Corp Trust 2012-SHOP
1.44%, 06/05/2031 (Acquired 10/28/2013, Cost $483,630) (b)	7,793,000	466,395
GS Mortgage Securities Corp Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $508,794) (b)	505,000	510,390
GS Mortgage Securities Trust 2006-GG6
5.55%, 04/10/2038	1,773,000	1,873,228
GS Mortgage Securities Trust 2006-GG8
0.78%, 11/10/2039 (Acquired 10/28/2013, Cost $188,077) (b)	13,788,046	149,821
GS Mortgage Securities Trust 2011-GC5
3.00%, 08/10/2044	405,000	420,099
5.47%, 08/12/2044 (Acquired 03/27/2014, Cost $511,847) (b)	500,000	517,408
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/11/2047	10,000,000	10,421,700
GSMPS Mortgage Loan Trust 2004-4
0.55%, 06/25/2034 (Acquired 10/28/2013, Cost $87,924) (b)	99,405	86,520
GSMPS Mortgage Loan Trust 2005-RP2
0.50%, 03/25/2035 (Acquired 10/28/2013, Cost $158,758) (b)	184,500	161,596
GSMPS Mortgage Loan Trust 2005-RP3
0.50%, 09/25/2035 (Acquired 10/28/2013, Cost $937,386) (b)	1,110,544	951,194
4.84%, 09/25/2035 (Acquired 10/28/2013, Cost $117,507) (b)	818,765	114,151
GSMS Trust 2009-RR1
5.37%, 05/17/2045 (Acquired 10/28/2013, Cost $621,724) (b)	568,000	618,504
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	77,346	80,661
GSR Mortgage Loan Trust 2003-6F
0.55%, 09/25/2032	38,136	35,902
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	122,656	121,240
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	294,083	314,667
6.50%, 05/25/2034	162,244	174,177
GSR Mortgage Loan Trust 2005-5F
0.65%, 06/25/2035	103,101	99,630
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	490,446	508,695
GSR Mortgage Loan Trust 2005-AR6
2.63%, 09/25/2035	32,466	32,787

GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	272,535	254,225
6.00%, 02/25/2036	890,633	817,988
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	810,216	812,232
Impac CMB Trust Series 2004-4
4.66%, 09/25/2034	18,877	19,135
Impac CMB Trust Series 2005-4
0.45%, 05/25/2035	260,672	259,697
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	151,420	158,326
0.95%, 11/25/2034	8,841	8,629
Impac Secured Assets Trust 2006-1
0.50%, 05/25/2036	671,190	665,257
Impac Secured Assets Trust 2006-2
0.50%, 08/25/2036	1,233,669	1,217,170
IndyMac INDX Mortgage Loan Trust 2005-AR11
0.00%, 08/25/2035	2,091,973	655
Jefferies Resecuritization Trust 2011-R2
4.50%, 10/26/2036	521,290	541,352
JP Morgan Alternative Loan Trust
2.52%, 03/25/2036 (Acquired 10/28/2013, Cost $55,914) (d)	70,260	56,104
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.25%, 08/12/2037 (Acquired 10/28/2013, Cost $97,319) (b)	54,598,451	56,619
5.57%, 08/12/2037	531,000	548,311
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12
4.90%, 09/12/2037	6,565,736	6,757,751
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.13%, 12/15/2044 (Acquired 10/28/2013, Cost $121,254) (b)	57,444,381	77,665
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.41%, 06/12/2043	35,488,236	183,439
5.81%, 06/12/2043	177,678	191,373
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	220,881	237,368
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.40%, 05/15/2045	162,575	175,100

JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.31%, 05/15/2047	261,598	260,745
5.34%, 05/15/2047	413,000	416,366
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	155,000	170,680
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.19%, 02/15/2051	32,004,099	82,923
JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ
0.93%, 04/15/2030 (Acquired 10/28/2013, Cost $1,000,434) (b)	1,000,000	1,000,454
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	5,752,087	5,676,142
JP Morgan Mortgage Trust 2004-A3
2.51%, 07/25/2034	102,112	105,348
JP Morgan Mortgage Trust 2004-A4
2.67%, 09/25/2034	172,950	178,846
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	86,202	89,826
JP Morgan Mortgage Trust 2005-A1
2.97%, 02/25/2035	343,071	345,846
JP Morgan Mortgage Trust 2005-A4
5.24%, 07/25/2035	473,483	482,938
JP Morgan Mortgage Trust 2006-A2
2.55%, 11/25/2033	1,310,281	1,309,797
2.57%, 08/25/2034	2,294,731	2,294,272
JP Morgan Mortgage Trust 2006-A3
3.18%, 08/25/2034	298,283	301,259
JP Morgan Mortgage Trust 2006-A7
2.63%, 01/25/2037	178,863	159,868
2.63%, 01/25/2037	313,751	282,443
JP Morgan Mortgage Trust 2007-A1
2.66%, 07/25/2035	233,400	233,735
2.66%, 07/25/2035	93,405	95,194
JP Morgan Mortgage Trust 2007-A2
2.58%, 04/25/2037	637,712	551,574
JP Morgan Resecuritization Trust Series 2009-6
2.64%, 09/26/2036 (Acquired 10/28/2013, Cost $307,386) (b)	304,472	306,979
JP Morgan Resecuritization Trust Series 2010-4
1.87%, 08/26/2035 (Acquired 10/28/2013, Cost $293,516) (b)	294,021	293,821

JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047	15,000,000	15,743,925
KGS-Alpha SBA COOF Trust
0.63%, 05/25/2039	8,425,219	205,365
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $971,730) (b)	1,027,000	1,042,369
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%, 02/15/2031	516,000	542,785
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%, 06/15/2038	147,399	159,141
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	535,723
LB-UBS Commercial Mortgage Trust 2007-C2
0.74%, 02/15/2040	13,144,727	188,916
5.39%, 02/15/2040	14,524,487	15,922,324
5.43%, 02/15/2040	627,919	688,691
Lehman Mortgage Trust 2006-2
6.14%, 04/25/2036	133,988	127,033
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	128,810	116,650
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	668,884	606,337
Luminent Mortgage Trust 2005-1
0.41%, 11/25/2035	3,700,679	3,334,648
LVII Resecuritization Trust 2009-2
5.16%, 09/27/2037 (Acquired 10/28/2013, Cost $1,340,391) (b)	1,296,000	1,319,111
LVII Resecuritization Trust 2009-3
5.23%, 11/27/2037 (Acquired 10/28/2013, Cost $843,730) (b)	826,000	837,537
5.23%, 11/27/2037 (Acquired 10/28/2013, Cost $1,059,675) (b)	1,032,000	1,074,622
MASTR Adjustable Rate Mortgages Trust 2004-13
2.64%, 04/21/2034	581,196	588,100
MASTR Adjustable Rate Mortgages Trust 2004-15
2.89%, 12/25/2034	67,193	67,713
MASTR Adjustable Rate Mortgages Trust 2004-3
2.33%, 04/25/2034	126,697	119,233
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	629,746	671,460

MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	209,689	209,992
6.00%, 01/25/2034	41,010	41,071
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	67,422	68,675
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	40,980	41,755
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	1,021,345	1,067,380
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	4,218	4,341
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	361,866	383,612
6.25%, 04/25/2034	118,419	125,303
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	54,690	55,986
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034	72,335	56,523
6.00%, 07/25/2034	41,844	42,575
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034	62,349	49,741
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	149,591	155,223
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	3,389,282	3,442,209
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	150,603	147,703
MASTR Asset Securitization Trust
4.50%, 12/25/2018	14,083	14,421
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033	18,600	16,951
5.00%, 12/25/2033	45,023	46,724
MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	11,951	11,958
4.50%, 03/25/2018	37,940	37,960
5.00%, 03/25/2018	19,367	19,491

MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	14,662	15,091
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018	24,159	22,680
5.50%, 10/25/2033	27,820	28,747
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034	13,698	12,144
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	2,982	3,029
5.25%, 12/26/2033	294,038	306,695
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019	15,704	14,579
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019	8,244	7,602
4.75%, 08/25/2019	39,533	40,519
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	55,805	57,639
MASTR Reperforming Loan Trust 2005-2
0.50%, 05/25/2035 (Acquired 10/28/2013, Cost $1,285,990) (b)	1,496,401	1,257,333
MASTR Reperforming Loan Trust 2006-2
4.81%, 05/25/2036 (Acquired 10/28/2013, Cost $166,591) (b)	178,386	169,171
Mastr Resecuritization Trust 2005
0.00%, 05/28/2035 (Acquired 10/28/2013, Cost $184,391) (b)	218,077	174,462
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.28%, 06/25/2037	437,696	432,332
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.38%, 08/25/2033	137,325	139,688
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.77%, 10/25/2028	308,466	306,088
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.79%, 10/25/2028	330,240	329,647
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.15%, 12/25/2034	275,466	270,634
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.61%, 04/25/2029	126,327	121,859
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.93%, 07/25/2029	282,265	267,366
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.47%, 08/25/2034	242,277	249,659

Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.47%, 02/25/2035	476,348	470,389
Merrill Lynch Mortgage Trust 2005-CIP1
5.05%, 07/12/2038	5,155,000	5,332,543
Merrill Lynch Mortgage Trust 2005-LC1
5.29%, 01/12/2044	235,355	247,630
5.55%, 01/12/2044	343,000	361,475
Merrill Lynch Mortgage Trust 2005-MCP1
4.67%, 06/12/2043	5,469	5,469
Merrill Lynch Mortgage Trust 2006-C1
5.86%, 05/12/2039	227,000	242,271
ML Trust XLVII
8.99%, 10/20/2020	4,064	4,399
ML-CFC Commercial Mortgage Trust 2006-1
5.65%, 02/12/2039	495,930	525,077
5.70%, 02/12/2039	390,000	415,402
ML-CFC Commercial Mortgage Trust 2006-3
5.41%, 07/12/2046	1,933,642	2,090,076
ML-CFC Commercial Mortgage Trust 2006-4
0.26%, 12/12/2049 (Acquired 10/28/2013, Cost $463,268) (b)	41,200,406	483,322
5.17%, 12/12/2049	5,275,000	5,676,602
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	639,000	709,868
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	8,993,142
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
3.77%, 11/15/2046	10,000,000	10,363,640
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,366,060
3.67%, 02/15/2047	4,400,000	4,623,287
Morgan Stanley Capital I Trust 2004-HQ4
4.97%, 04/14/2040	82,491	82,462
Morgan Stanley Capital I Trust 2005-HQ7
5.38%, 11/14/2042	7,951,382	8,245,997
Morgan Stanley Capital I Trust 2006-IQ12
0.68%, 12/15/2043 (Acquired 10/28/2013, Cost $268,217) (b)	20,659,550	219,487

Morgan Stanley Capital I Trust 2007-HQ11
0.39%, 02/12/2044 (Acquired 10/28/2013, Cost $174,927) (b)	36,145,345	168,943
5.42%, 02/12/2044	444,693	477,821
Morgan Stanley Capital I Trust 2007-HQ13
0.55%, 12/15/2044 (Acquired 10/28/2013, Cost $134,323) (b)	10,904,587	115,959
Morgan Stanley Capital I Trust 2007-IQ13
0.60%, 03/15/2044 (Acquired 10/28/2013, Cost $368,782) (b)	33,119,228	320,760
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	630,000	677,568
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	826,000	849,679
Morgan Stanley Mortgage Loan Trust 2004-3
5.69%, 04/25/2034	526,611	555,998
Morgan Stanley Mortgage Loan Trust 2004-9
4.99%, 10/25/2019	145,689	146,420
Morgan Stanley Reremic Trust
4.97%, 04/16/2040 (Acquired 10/28/2013, Cost $51,253) (b)	50,470	50,453
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $989,331) (b)	1,182,000	1,019,475
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $4,373,275) (b)	4,344,857	4,369,275
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $1,836,157) (b)	1,854,816	1,868,728
Morgan Stanley Re-REMIC Trust 2009
0.00%, 07/17/2056 (Acquired 10/28/2013, Cost $519,570) (b)	533,439	530,905
Morgan Stanley Re-REMIC Trust 2011
2.50%, 03/23/2051 (Acquired 10/28/2013, Cost $147,725) (b)	147,338	147,891
MortgageIT Trust 2005-1
0.47%, 02/25/2035	191,445	187,527
MortgageIT Trust 2005-2
0.41%, 05/25/2035	3,005,090	2,881,589
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.63%, 06/15/2030	552,778	546,561
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.59%, 12/15/2030	124,459	118,299
Multi Security Asset Trust LP Commercial Mortgage-Backed Securities Pass-Through
5.00%, 11/28/2035 (Acquired 10/28/2013, Cost $46,307) (b)	46,822	47,182
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $106,091) (b)	103,891	106,061

NCUA Guaranteed Notes Trust 2010-C1
2.65%, 10/29/2020	6,397,841	6,567,230
NCUA Guaranteed Notes Trust 2010-R3
0.71%, 12/08/2020	2,534,844	2,550,628
2.40%, 12/08/2020	526,533	534,237
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	968	981
7.00%, 04/25/2033	14,130	14,635
5.50%, 05/25/2033	59,677	61,556
6.00%, 05/25/2033	27,393	28,313
Nomura Resecuritization Trust 2010-6R
2.50%, 03/26/2036 (Acquired 10/28/2013, Cost $184,439) (b)	183,945	184,208
NorthStar 2012-1 Mortgage Trust
1.35%, 08/25/2029 (Acquired 10/28/2013, Cost $1,569,084) (b)	1,569,340	1,570,699
NorthStar 2013-1
2.00%, 08/25/2029 (Acquired 10/28/2013, Cost $1,814,958) (b)	1,814,041	1,823,837
5.15%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $1,078,010) (b)	1,071,000	1,060,290
PaineWebber CMO Trust Series H
8.75%, 04/01/2018	157	157
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	1,059	1,177
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	232,410	244,563
Provident Funding Mortgage Loan Trust 2005-1
2.50%, 05/25/2035	109,759	111,959
RALI Series 2001-QS19 Trust
6.00%, 12/25/2016	45,573	46,081
RALI Series 2002-QS16 Trust
16.30%, 10/25/2017	25,343	26,413
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	100,731	102,294
RALI Series 2003-QR19 Trust
5.75%, 10/25/2033	279,744	291,173
RALI Series 2003-QR24 Trust
4.00%, 07/25/2033	171,697	173,991
RALI Series 2003-QS1 Trust
4.25%, 01/25/2033	21,087	21,177
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	957,231	901,630

RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	205,337	208,774
RALI Series 2003-QS15 Trust
5.50%, 08/25/2033	935,024	955,429
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	66,375	67,948
RALI Series 2003-QS19 Trust
5.75%, 10/25/2033	771,175	812,654
RALI Series 2003-QS3 Trust
16.17%, 02/25/2018	56,520	63,938
RALI Series 2003-QS9 Trust
7.40%, 05/25/2018	149,023	16,388
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	29,113	29,588
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	1,278,910	1,310,143
RALI Series 2005-QA6 Trust
3.51%, 05/25/2035	277,966	234,154
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	37,614	31,342
RBS Commercial Funding Inc 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $483,934) (b)	512,000	498,713
RBSCF Trust 2010-RR3
4.97%, 04/16/2040 (Acquired 10/28/2013, Cost $12,251) (b)	12,063	12,069
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $589,634) (b)	562,228	606,184
RBSSP Resecuritization Trust 2009-12
5.88%, 11/25/2033 (Acquired 10/28/2013, Cost $911,962) (b)	878,009	927,132
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $195,649) (b)	188,467	200,346
RBSSP Resecuritization Trust 2009-6
5.50%, 01/26/2021 (Acquired 10/28/2013, Cost $31,847) (b)	31,698	31,864
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $329,021) (b)	325,629	334,451
RBSSP Resecuritization Trust 2010-12
4.00%, 06/27/2021 (Acquired 10/28/2013, Cost $63,564) (b)	63,044	63,546

RBSSP Resecuritization Trust 2010-9
4.85%, 10/26/2034 (Acquired 10/28/2013, Cost $420,259) (b)	400,462	420,327
4.00%, 05/26/2037	1,255,798	1,283,615
RBSSP Resecuritization Trust 2012-3
0.30%, 09/26/2036	1,106,652	1,048,430
RCMC LLC
5.62%, 11/15/2044 (Acquired 10/28/2013, Cost $1,623,092) (b)	1,621,013	1,669,701
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 (Acquired 10/28/2013, Cost $15,524) (b)	17,180	14,996
Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	51,385	53,008
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	4,665	4,784
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	89,444	91,260
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	4,034,573	4,169,792
Residential Asset Securitization Trust 2005-A2
4.90%, 03/25/2035	1,548,425	218,274
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	159,029	145,439
RFMSI Series 2003-S11 Trust
4.00%, 06/25/2018	2,512	2,533
RFMSI Series 2003-S13 Trust
5.50%, 06/25/2033	92,345	92,838
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018	16,021	15,038
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	43,928	44,441
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	74,902	76,446
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034	28,825	25,600
RFMSI Series 2005-S1 Trust
4.75%, 02/25/2020	48,298	49,755
RFMSI Series 2005-SA4 Trust
2.81%, 09/25/2035	154,793	129,673

RFSC Series 2003-RM2 Trust
0.00%, 05/25/2033	3,005	2,691
RMS Mortgage Asset Trust
4.70%, 10/25/2056	906,890	910,064
Salomon Brothers Mortgage Securities VII Inc
0.00%, 12/25/2018	8,787	7,688
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $67,016) (b)	68,383	67,114
7.00%, 06/25/2033	47,190	50,924
2.62%, 09/25/2033	415,162	424,124
Sequoia Mortgage Trust 2004-10
0.46%, 11/20/2034	117,528	117,314
Sequoia Mortgage Trust 2004-11
0.45%, 12/20/2034	405,538	387,479
Sequoia Mortgage Trust 2004-12
0.65%, 01/20/2035	377,376	345,275
Sequoia Mortgage Trust 2004-8
0.85%, 09/20/2034	2,118,579	2,033,020
1.07%, 09/20/2034	387,012	376,014
Springleaf Mortgage Loan Trust
1.27%, 06/25/2058 (Acquired 10/28/2013, Cost $1,853,080) (b)	1,874,771	1,868,061
2.31%, 06/25/2058 (Acquired 10/28/2013, Cost $1,083,643) (b)	1,121,000	1,094,390
3.14%, 06/25/2058 (Acquired 10/28/2013, Cost $794,166) (b)	817,000	811,526
3.79%, 06/25/2058 (Acquired 10/28/2013, Cost $658,804) (b)	688,000	693,566
Springleaf Mortgage Loan Trust 2011-1
4.05%, 01/25/2058 (Acquired 10/28/2013, Cost $951,136) (b)	914,342	953,078
5.45%, 01/25/2058 (Acquired 10/28/2013, Cost $1,530,526) (b)	1,468,000	1,540,977
Springleaf Mortgage Loan Trust 2012-1
2.67%, 09/25/2057 (Acquired 10/28/2013, Cost $512,494) (b)	501,528	510,784
6.00%, 09/25/2057 (Acquired 10/28/2013, Cost $1,960,479) (b)	1,873,000	2,000,677
Springleaf Mortgage Loan Trust 2012-2
2.22%, 10/25/2057 (Acquired 10/28/2013, Cost $2,085,363) (b)	2,050,895	2,076,995
6.00%, 10/25/2057 (Acquired 10/28/2013, Cost $1,785,467) (b)	1,729,000	1,809,950
Springleaf Mortgage Loan Trust 2012-3
1.57%, 12/25/2059 (Acquired 10/28/2013, Cost $2,561,829) (b)	2,561,852	2,560,459
2.66%, 12/25/2059 (Acquired 10/28/2013, Cost $985,311) (b)	996,000	996,106
3.56%, 12/25/2059 (Acquired 10/28/2013, Cost $571,601) (b)	584,000	597,110
4.44%, 12/25/2059 (Acquired 10/28/2013, Cost $493,697) (b)	496,000	513,359
5.30%, 12/25/2059 (Acquired 10/28/2013, Cost $223,099) (b)	221,000	228,606

Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $2,012,326) (b)	2,022,233	2,018,791
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $875,760) (b)	899,000	918,134
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,672) (b)	1,262,000	1,271,456
Structured Adjustable Rate Mortgage Loan Trust
2.39%, 06/25/2034	1,317,139	1,335,903
2.40%, 06/25/2034	176,091	175,140
Structured Asset Mortgage Investments II Trust 2004-AR5
0.49%, 10/19/2034	316,955	301,572
Structured Asset Mortgage Investments II Trust 2005-AR5
0.41%, 07/19/2035	1,289,416	1,248,474
Structured Asset Mortgage Investments Trust 2003-CL1
0.55%, 07/25/2032	1,143,642	1,083,890
Structured Asset Sec Corp Mort Pas Thr Certs Se 2003 29
4.75%, 09/25/2018	125,010	127,667
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30
5.50%, 10/25/2033	52,762	55,479
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003-16
0.65%, 06/25/2033	120,710	119,428
Structured Asset Sec Corp Mort Pass Th Certs Ser 2003-32
5.45%, 11/25/2033	46,975	48,581
Structured Asset Securities Corp
2.56%, 12/25/2033	3,118,807	3,117,348
3.62%, 12/25/2033	431,514	434,808
5.49%, 02/25/2034	378,782	403,977
0.50%, 06/25/2035 (Acquired 10/28/2013, Cost $118,300) (b)	143,632	116,347
Structured Asset Securities Corp Mort Pas Thr Ce Se 2002 17
6.07%, 09/25/2032	40,385	40,269
Structured Asset Securities Corp Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	945,534	972,410
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	455,905	466,140
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-34A
2.47%, 11/25/2033	134,844	134,031
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-22
5.17%, 01/25/2035	8,710,692	9,044,033

Structured Asset Securities Corp Trust 2005-6
5.00%, 05/25/2035	110,414	111,765
Thornburg Mortgage Securities Trust 2003-4
0.79%, 09/25/2043	199,289	195,929
Thornburg Mortgage Securities Trust 2004-4
2.02%, 12/25/2044	87,145	87,522
Thornburg Mortgage Securities Trust 2005-1
2.24%, 04/25/2045	3,079,434	3,124,883
TIAA Seasoned Commercial Mortgage Trust 2007-C4
5.56%, 08/15/2039	777,813	789,923
UBS Commercial Mortgage Trust 2012-C1
2.48%, 05/10/2045 (Acquired 10/28/2013, Cost $257,523) (b)	1,988,406	251,490
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,756,510) (b)	1,787,000	1,804,128
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.94%, 05/10/2063 (Acquired 10/28/2013, Cost $682,707) (b)	7,678,290	651,442
3.53%, 05/10/2063	1,073,000	1,107,721
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	271,631
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	788,057	908,791
Vendee Mortgage Trust 1994-1
5.58%, 02/15/2024	173,982	190,688
6.50%, 02/15/2024	564,165	619,431
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	245,144	281,107
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	115,122	133,022
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	340,509	402,227
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	232,044	269,980
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013, Cost $2,190,111) (b)	2,283,000	2,267,571
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/5/2013, Cost $2,569,186) (b)	2,500,000	2,656,500

Wachovia Bank Commercial Mortgage Trust Series 2004-C11
5.22%, 01/15/2041	335,605	336,018
Wachovia Bank Commercial Mortgage Trust Series 2005-C22
5.45%, 12/15/2044	8,170,409	8,568,079
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.28%, 03/15/2045 (Acquired 10/28/2013, Cost $283,656) (b)	95,971,006	231,674
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.93%, 06/15/2049	7,415,249	8,160,096
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.43%, 10/25/2033	686,312	696,018
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.30%, 08/25/2033	232,067	235,252
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.42%, 09/25/2033	1,207,736	1,231,786
2.44%, 09/25/2033	240,669	244,013
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	220,749	226,786
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	20,916	21,471
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
0.70%, 12/25/2018	63,555	61,676
WaMu Mortgage Pass-Through Certificates Series 2003-S4
17.04%, 06/25/2033	69,662	79,664
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	119,742	121,236
4.50%, 09/25/2018	38,517	38,999
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033	22,506	18,801
5.25%, 10/25/2033	950,616	977,066
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.38%, 06/25/2034	7,593,162	7,736,224
2.38%, 06/25/2034	427,866	435,927
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	106,907	109,983
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	132,871	136,052
5.50%, 08/25/2019	282,221	291,568
6.00%, 08/25/2034	1,588,730	1,700,592

WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	46,694	48,795
6.00%, 10/25/2019	40,510	42,375
6.50%, 10/25/2034	6,039,209	6,576,548
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	69,694	72,467
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	132,380	135,662
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	867,821	910,390
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	235,767	248,311
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.38%, 09/25/2036	31,264	20,896
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.38%, 08/25/2046	145,036	126,719
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035	30,933	21,512
5.50%, 03/25/2035	348,179	347,275
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.85%, 04/25/2035	388,806	50,658
4.90%, 04/25/2035	1,760,238	255,352
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	599,459	557,572
5.50%, 06/25/2035	587,715	125,566
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	122,853	112,727
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	52,048	47,622
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
0.65%, 03/25/2018	19,971	19,694
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033	3,702	2,792
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033	21,445	21,212
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	70,800	64,113

Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028 (Acquired 10/28/2013, Cost $1,513,552) (b)	1,548,000	1,552,728
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.49%, 11/25/2033	493,374	493,577
2.49%, 11/25/2033	18,927	19,058
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.54%, 11/25/2033	74,686	73,718
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	112,512	115,860
Wells Fargo Mortgage Backed Securities 2004-B Trust
2.49%, 02/25/2034	147,666	149,516
Wells Fargo Mortgage Backed Securities 2004-EE Trust
2.56%, 12/25/2034	430,048	437,039
2.56%, 12/25/2034	140,372	143,267
2.61%, 12/25/2034	285,398	292,650
2.61%, 12/25/2034	419,524	428,562
Wells Fargo Mortgage Backed Securities 2004-I Trust
2.63%, 07/25/2034	609,550	617,165
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.61%, 09/25/2034	1,835,642	1,875,991
Wells Fargo Mortgage Backed Securities 2004-V Trust
2.61%, 10/25/2034	289,872	293,768
2.61%, 10/25/2034	371,789	384,750
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035	44,584	35,908
5.50%, 12/25/2035	200,417	212,363
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
2.62%, 03/25/2035	4,327,496	4,400,389
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
2.62%, 06/25/2035	383,972	387,464
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	526,528	525,817
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	96,220	95,138
Wells Fargo Mortgage Backed Securities 2007-9 Trust
5.50%, 07/25/2037	392,651	396,833

Wells Fargo Mortgage Loan 2012-RR1 Trust
2.85%, 08/27/2037 (Acquired 10/28/2013, Cost $838,873) (b)	834,938	839,997
Wells Fargo Resecuritization Trust 2012
1.75%, 08/20/2021 (Acquired 10/28/2013, Cost $2,027,183) (b)	2,032,264	2,033,077
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,130,275) (b)	1,059,000	1,158,984
WFRBS Commercial Mortgage Trust 2012-C6
1.08%, 04/15/2045	182,078	182,759
3.44%, 04/15/2045	3,824,780	3,959,026
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,380,060

Total Mortgage-Backed Obligations (Cost $2,726,328,249)		$2,763,057,331

Total Bonds & Notes (Cost $6,637,456,697)		$6,759,381,001

	Shares
SHORT-TERM INVESTMENTS - 7.38%
Money Market Funds - 7.38%
Fidelity Institutional Money Market Fund, 0.01% (e)	258,738,201	$258,738,201
Goldman Sachs Financial Square Fund, 0.01% (e)	258,655,650	258,655,650

Total Short-Term Investments (Cost $517,393,851)		$517,393,851

TOTAL INVESTMENTS IN SECURITIES - 103.88% (Cost $7,154,850,548)		7,276,774,852
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.88)%		(272,036,240)

TOTAL NET ASSETS - 100.00%		$7,004,738,612

(a)	Securities that are treated as illiquid by the Adviser. The value of these securities totals $5,424,860, which represents 0.08% of total net assets.
(b)	Restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities totals $739,866,917, which represents 10.56% of total net assets.
(c)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $933,898, which represents 0.01% of total net assets.
(d)	Securities in default. The value of these securities totals $6,365,260, which represents 0.09% of total net assets.
(e)	Partially assigned as collateral for certain delayed delivery securities.
(f)	Delayed delivery securities. The value of these securities totals $246,732,683, which represents 3.52% of total net assets.
(g)	Represents an inflation protected security. The value of these securities totals $6,616,006, which represents 0.09% of total net assets.

Bridge Builder Bond Fund

Schedule of Open Futures Contracts

June 30, 2014

Number of Contracts Purchased (Sold)	Description	Settlement Month	Notional Amount	Value	Cumulative Appreciation (Depreciation)
(213)	U.S. 5 Year Note Future	September 2014	$25,352,692	$25,445,180	$(92,488)
777	U.S. 2 Year Note Future	September 2014	170,549,975	170,624,344	74,369
(69)	U.S. 10 Year Note Future	September 2014	8,619,898	8,636,859	(16,961)
(129)	U.S. Ultra Bond Future	September 2014	19,340,806	19,341,938	(1,132)

					$(36,212)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the Bridge Builder Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Bridge Builder Bond Fund (the “Fund”) at June 30, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period October 28, 2013 (commencement of operations) through June 30, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, IL

August 28, 2014

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridge Builder Trust

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date 8/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date 8/28/2014

By (Signature and Title)*	/s/ Jason Hadler
Jason Hadler, Treasurer

Date 8/28/2014

*	Print the name and title of each signing officer under his or her signature.